    As filed with the Securities and Exchange Commission on October 12, 2001


                                              1933 Act Registration No. 33-19338
                                             1940 Act Registration No. 811-05426

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                  ---
         Pre-Effective Amendment No.
                                     -----                        ---

         Post-Effective Amendment No. 60                           X
                                     -----                        ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                  ---

         Amendment No. 61                                          X
                       --                                         ---


                        (Check appropriate box or boxes.)

                              AIM INVESTMENT FUNDS
                              --------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919
                                                           --------------

                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                              Houston, Texas 77046
                     --------------------------------------
                     (Name and Address of Agent of Service)

                                    Copy to:


Renee A. Friedli, Esq.                                 Martha J. Hays, Esq.
A I M Advisors, Inc.                                   Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100                           1735 Market Street, 51st Floor
Houston, Texas 77046                                   Philadelphia, Pennsylvania  19103-7599


Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

          immediately upon filing pursuant to paragraph (b)
     ---

          on (date), pursuant to paragraph (b)
     ---

          60 days after filing pursuant to paragraph (a)(1)
     ---
          on (date), pursuant to paragraph (a)(1)
     ---

      X   75 days after filing pursuant to paragraph (a)(2)
     ---

          on (date) pursuant to paragraph (a)(2)
     ---

If appropriate, check the following box:

              This post-effective amendment designates a new effective date for
     ---      a previously filed post-effective amendment.


Title of Securities Being Registered: Shares of Beneficial Interest

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                SUBJECT TO COMPLETION -- DATED OCTOBER 12, 2001

      AIM GLOBAL BIOTECH FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Global Biotech Fund seeks to provide long-term growth of capital.

       PROSPECTUS
       DECEMBER 31, 2001

                                     This prospectus contains important
                                     information about the Class A, B and
                                     C shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells
                                     you otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                                   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                            -----------------------
                            AIM GLOBAL BIOTECH FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM GLOBAL BIOTECH FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet this objective by investing, normally, at least 80% of its net assets in equity securities of domestic and foreign companies in the biotechnology industry. The fund considers a company to be in the biotechnology industry if (1) at least 50% of its gross income or its net sales are derived from activities in the biotechnology industry; (2) at least 50% of its assets are devoted to producing revenues from the biotechnology industry; (3) based on other available information, the portfolio managers determine that its primary business is within the biotechnology industry; or (4) the portfolio managers believe it will benefit from developments in the biotechnology industry. Such companies include those that research, develop, manufacture, or sell biotechnological products, services and processes (such as companies involved with genomics, genetic engineering, and gene therapy and companies involved in the application and development of biotechnology in areas such as health care, specialty pharmaceuticals, medical devices and tools, biochemistry, and agriculture). Any percentage limitations with respect to assets of the fund are applied at the time of purchase. The securities may include common stocks, convertible bonds, convertible preferred stocks and warrants.

  While the fund will invest without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small- and mid-cap companies in addition to investments in large-cap companies. Under normal conditions, the top 10 holdings may comprise up to one third of the fund's total assets.

  The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 25% of its total assets in the securities of issuers in any one country, other than the U.S.

  The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating or other characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund is non-diversified. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds or bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  Because the fund focuses its investments in the biotechnology industry, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

  Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.

  The value of the fund's shares is particularly vulnerable to factors affecting the biotechnology industry, such as substantial government regulation. Government regulation may impact the demand for products and services offered by biotechnology companies. Also, the products and services offered by biotechnology companies may be subject to rapid obsolescence caused by scientific advances and rapidly changing technology. In addition, biotechnology companies could be hurt by intense

                            -----------------------
                            AIM GLOBAL BIOTECH FUND
                            -----------------------

competition, patent considerations and rapid technological change. Many biotechnology companies are smaller companies that may have limited product lines and financial and managerial resources, making them vulnerable to isolated business setbacks.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

  The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may decrease the fund's total return.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM GLOBAL BIOTECH FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)            CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)              5.50%      None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)   5.00%     1.00%
-------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           1.00%     1.00%     1.00%
Distribution and/or
Service (12b-1)
Fees(3)                   0.35      1.00      1.00
Other Expenses(4)         9.04      9.04      9.04
Total Annual Fund
Operating Expenses(5)    10.39     11.04     11.04
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.
(3) The distributor has agreed to waive 0.35%, 1.00% and 1.00% of Rule 12b-1 distribution plan fees on Class A, Class B and Class C shares, respectively.
(4) Other Expenses are based on estimated amounts for the current fiscal year.
(5) The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 2.35% (eg. if AIM waives 8.04% of Class A expenses, AIM will also waive 8.04% of Class B and Class C expenses). Total Annual Fund Operating Expenses for Class A, Class B and Class C net of the above waivers are 2.00%, 2.00%, and 2.00%, respectively.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS
-------------------------
Class A  $1,505   $3,264
Class B   1,571    3,322
Class C   1,171    3,022
-------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS
-------------------------
Class A  $1,505   $3,264
Class B   1,071    3,022
Class C   1,071    3,022
-------------------------

                            -----------------------
                            AIM GLOBAL BIOTECH FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 1.00% of the first $1 billion of average daily net assets and 0.95% of average daily net assets over $1 billion.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, Mr. Garcia was a Senior Portfolio Manager for Waddell & Reed.

- Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1994.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Biotech Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                         INVESTOR'S
                                        SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

                                      A-1                            MCF--08/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE             CLASS B            CLASS C
----------------------------------------------------------
First                         5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--08/01                            A-2

                                 THE AIM FUNDS

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   25
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.
PURCHASE OPTIONS
-

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

Purchase orders will not be processed unless the account application and purchase payment are received in good order.

                                      A- 3                            MCF--08/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--08/01                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                      A-5                            MCF--08/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

MCF--08/01                            A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                      A-7                            MCF--08/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--08/01                            A-8

                            -----------------------
                            AIM GLOBAL BIOTECH FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registration Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:            A I M Fund Services, Inc.
                    P.O. Box 4739
                    Houston, TX 77210-4739

BY TELEPHONE:       (800) 347-4246

ON THE INTERNET:    You can send us a
                    request by e-mail or
                    download prospectuses,
                    annual or semiannual
                    reports via our website:
                    http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
AIM Global Biotech Fund
SEC 1940 Act file number: 811-05426
-----------------------------------
[AIM LOGO APPEARS HERE]    www.aimfunds.com     -PRO-1     INVEST WITHDISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                Subject to Completion -- Dated October 12, 2001



The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.


                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION






                     CLASS A, CLASS B AND CLASS C SHARES OF
                             AIM GLOBAL BIOTECH FUND
                             AIM GLOBAL ENERGY FUND
                       AIM GLOBAL FINANCIAL SERVICES FUND
                           AIM GLOBAL HEALTH CARE FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                AIM GLOBAL TELECOMMUNICATIONS AND TECHNOLOGY FUND




                              (SERIES PORTFOLIOS OF
                              AIM INVESTMENT FUNDS)



                                11 GREENWAY PLAZA
                                    SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919




        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
            IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
             ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                 OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                             AIM DISTRIBUTORS, INC.,
                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246.




     STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2001 RELATING TO
        THE AIM GLOBAL BIOTECH FUND PROSPECTUS DATED DECEMBER 31, 2001,
           THE AIM GLOBAL ENERGY FUND PROSPECTUS DATED MARCH 1, 2001,
                         AS REVISED SEPTEMBER 1, 2001,
     THE AIM GLOBAL FINANCIAL SERVICES FUND PROSPECTUS DATED MARCH 1, 2001,
         THE AIM GLOBAL HEALTH CARE FUND PROSPECTUS DATED MARCH 1, 2001,
                            AS REVISED MAY 10, 2001,
       THE AIM GLOBAL INFRASTRUCTURE FUND PROSPECTUS DATED MARCH 1, 2001,
                      THE AIM GLOBAL TELECOMMUNICATIONS AND
                 TECHNOLOGY FUND PROSPECTUS DATED MARCH 1, 2001

                                TABLE OF CONTENTS


INTRODUCTION.....................................................................................................1

GENERAL INFORMATION ABOUT THE FUNDS..............................................................................1

         The Trust and Its Shares................................................................................1

INVESTMENT STRATEGIES AND RISKS..................................................................................3

         Selection of Investments and Asset Allocation...........................................................6
         Privatizations..........................................................................................7
         Temporary Defensive Strategies..........................................................................7
         Equity-Linked Derivatives...............................................................................8
         Investments in Other Investment Companies...............................................................8
         Depositary Receipts.....................................................................................8
         Warrants or Rights.....................................................................................10
         Lending of Portfolio Securities........................................................................10
         Interfund Loans........................................................................................10
         Money Market Instruments...............................................................................10
         Commercial Bank Obligations............................................................................11
         Repurchase Agreements..................................................................................11
         Borrowing, Reverse Repurchase Agreements and "Roll" Transactions.......................................12
         When Issued or Forward Commitment Securities...........................................................12
         Short Sales............................................................................................13

OPTIONS, FUTURES AND CURRENCY STRATEGIES........................................................................13

         Introduction...........................................................................................13
         Special Risks of Options, Futures and Currency Strategies..............................................14
         Writing Call Options...................................................................................15
         Writing Put Options....................................................................................16
         Purchasing Put Options.................................................................................16
         Purchasing Call Options................................................................................17
         Index Options..........................................................................................18
         Interest Rate, Currency and Stock Index Futures Contracts..............................................19
         Options on Futures Contracts...........................................................................22
         Limitations on Use of Futures, Options on Futures and Certain Options on Currencies....................22
         Forward Contracts......................................................................................22
         Foreign Currency Strategies--Special Considerations....................................................23
         Cover..................................................................................................24

RISK FACTORS....................................................................................................25

         General................................................................................................25
         Biotech Fund...........................................................................................25
         Financial Services Fund................................................................................26
         Health Care Fund.......................................................................................27
         Infrastructure Fund....................................................................................27
         Energy Fund............................................................................................26
         Telecommunications and Technology Fund.................................................................27
         Lower Quality Debt Securities..........................................................................28
         Investing in Smaller Companies.........................................................................29
         Illiquid Securities....................................................................................29
         Foreign Securities.....................................................................................30

INVESTMENT RESTRICTIONS.........................................................................................35

         Fundamental Restrictions...............................................................................35
         Non-Fundamental Restrictions...........................................................................36

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................................................38

         General Brokerage Policy...............................................................................38
         Allocation of Portfolio Transactions...................................................................38
         Section 28(e) Standards................................................................................39
         Brokerage Commissions Paid.............................................................................40
         Allocation of Equity Offering Transactions.............................................................41
         Portfolio Trading and Turnover.........................................................................41

MANAGEMENT......................................................................................................42

         Trustees and Executive Officers........................................................................43
         Investment Advisory and Administration Services relating to the Funds..................................48
         Expenses of the Funds..................................................................................53

THE DISTRIBUTION PLANS..........................................................................................53

         The Class A and C Plan.................................................................................53
         The Class B Plan.......................................................................................54
         Both Plans.............................................................................................54

THE DISTRIBUTOR.................................................................................................58

SALES CHARGES AND DEALER CONCESSIONS............................................................................60

REDUCTIONS IN INITIAL SALES CHARGES.............................................................................63

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS.....................................................................66

HOW TO PURCHASE AND REDEEM SHARES...............................................................................68

         Backup Withholding.....................................................................................69

NET ASSET VALUE DETERMINATION...................................................................................71

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS........................................................................72

         Reinvestment of Dividends and Distributions............................................................72
         Tax Matters............................................................................................72
         Taxation of the Funds..................................................................................72
         Exchange and Reinstatement Privileges and Wash Sales...................................................73
         Taxation of Certain Investment Activities..............................................................73
         Taxation of the Funds' Shareholders....................................................................75

SHAREHOLDER INFORMATION.........................................................................................75

MISCELLANEOUS INFORMATION.......................................................................................78

         Charges for Certain Account Information................................................................78
         Custodian and Transfer Agent...........................................................................79
         Independent Accountants................................................................................79
         Legal Matters..........................................................................................79
         Shareholder Liability..................................................................................79
         Control Persons and Principal Holders of Securities....................................................80

INVESTMENT RESULTS..............................................................................................83

         Total Return Quotations................................................................................83
         Performance Information................................................................................88
         General Information about the Funds....................................................................90
         Biotech Fund...........................................................................................91
         Health Care Fund.......................................................................................91
         Information about the Global Health Care Industries....................................................92
         Telecommunications and Technology Fund.................................................................93
         Deregulation in the United States......................................................................93
         Infrastructure Fund....................................................................................93
         Financial Services Fund................................................................................94
         Energy Fund............................................................................................94

APPENDIX........................................................................................................95

         Description of Bond Ratings............................................................................95
         Description of Commercial Paper Ratings................................................................96
         Absence of Rating......................................................................................96

FINANCIAL STATEMENTS............................................................................................FS

                                  INTRODUCTION

          This Statement of Additional Information relates to the Class A, Class B and Class C shares of AIM Global Biotech Fund ("Biotech Fund"), AIM Global Financial Services Fund ("Financial Services Fund"), AIM Global Health Care Fund ("Health Care Fund"), AIM Global Infrastructure Fund ("Infrastructure Fund"), AIM Global Energy Fund ("Energy Fund") (formerly, AIM Global Resources Fund) and AIM Global Telecommunications and Technology Fund ("Telecommunications and Technology Fund") (formerly, AIM Global Telecommunications Fund) (each, a "Fund" and, collectively, the "Funds"). Each Fund, except for Biotech Fund, which is non-diversified, is a diversified series of AIM Investment Funds (the "Trust"), a registered open-end management investment company organized as a Delaware business trust.

          The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Biotech Fund is included in a Prospectus dated December 31, 2001, for Financial Services Fund is included in a Prospectus dated March 1, 2001, for Health Care Fund is included in a Prospectus dated March 1, 2001, as revised May 10, 2001, for Infrastructure Fund is included in a Prospectus dated March 1, 2001, for Energy Fund is included in a Prospectus dated March 1, 2001, as revised September 1, 2001, and for Telecommunications and Technology Fund is included in a Prospectus dated March 1, 2001. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, AIM Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.


          This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectuses; and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Additionally, the Prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges described under its rules and regulations.



                       GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

          The Trust was organized as a Delaware business trust on May 7, 1998, and previously operated under the name G.T. Investment Funds, Inc., which was organized as a Maryland corporation on October 29, 1987. The Trust was reorganized on September 8, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM Developing Markets Fund, AIM Global Biotech Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund, AIM Global Energy Fund, AIM Global Telecommunications and Technology Fund and AIM Strategic Income Fund. Each of these funds has three separate classes: Class A, Class B and Class C shares. The Board is authorized to establish additional series of shares, or additional classes of shares of any fund, at any time. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of the series of AIM Investment Funds, Inc.

          The term "majority of the outstanding shares" of the Trust, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund, such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Tru st, such Fund or such class.


          Unless specifically noted, the Fund's investment policies described in the Prospectuses and in this Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.





          If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


          Class A, Class B and Class C shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. Other than the automatic conversion of Class B Shares to Class A Shares, there are no conversions.

          Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

          Class A shares, Class B shares and Class C shares of the same Fund represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan (although Class A shareholders and Class B shareholders of a given Fund must approve any material increase in fees payable with respect to the Class A shares of such Fund under the Class A and C Plan.) On any matter submitted to a vote of shareholders, shares of each Fund will be voted by each Fund's shareholders individually when the matter affects the specific interest of a Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of each Fund will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

          Normally there will be no annual meeting of shareholders for any of the Funds in any year, except as required under the Investment Company Act of 1940, as amended (the "1940 Act"). A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

          Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of each Fund. Each share of a Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of a Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares.



                         INVESTMENT STRATEGIES AND RISKS

          The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the Prospectus under the headings "Investment Objectives and Strategies" and "Principal Risks of Investing in the Fund." If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

          The investment objective of each Fund, is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

          Biotech Fund

          Examples of biotech companies include those that research, develop, manufacture or sell biotechnological products, services or processes, such as companies involved with genomics, genetic engineering, gene therapy and proteomics, and companies involved in the application and development of biotechnology areas such as health care, specialty pharmaceuticals, medical devices and tools, biochemistry, agriculture, and database, software and platform companies.

         The Advisor believes demographics and the rapid development of biotechnology sciences, including drugs, proteomics, processes, delivery mechanisms, and devices that aid their acceptance and further more research and development make this an attractive industry on a global scale. Many foreign companies and countries have made biotechnology a focal point as they seek to gain market share of the ever-expanding biotechnology industry. In addition, economic sensitivity impacts this industry less than many others as individuals are more willing to pay for health-related items that may improve their standard of living.

         The Advisor believes the aging demographic profile of the United States and other industrialized nations will lead to increased demand for health-related products and services that will not only treat disease and illness, but will prevent sickness and will help extend life expectancies. Increased regulation by the Food and Drug Administration will continue to support the need for companies to produce safer, purer products that treat illness without compromising the health of patients. In addition, the acknowledgement of the importance of biotech firms by larger pharmaceutical companies, as seen through acquisitions and partnerships between the two types of firms, lead the Advisor to believe this industry has the capacity for long-term growth.

          Energy Fund

          Examples of energy sector companies include those that develop, produce, provide, operate, own or distribute products or services related to energy. Products or services include, but are not limited to, exploration, production, development, refinement, management, storage or distribution of oil, gas, electricity and coal, as well as nuclear, geothermal, oil shale, solar power and other alternative energy sources; onshore or offshore drilling; production and well maintenance; pipelines; energy conservation; pollution control technology; and equipment supply and services and plant design or construction.

          [The Advisor believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for energy related products or services. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for [energy related products or services] that are affecting world [commodities markets]. The Advisor believes these changes are likely to create investment opportunities that benefit from [new sources of supply and/or from changes in commodities prices].

          [During periods of accelerating inflation or currency uncertainty, worldwide investment demand for energy related products or services, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Advisor believes that rising commodity prices and increasing worldwide energy products or services may favorably affect share prices of the energy sector companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.]


          Financial Services Fund

          Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.

          The Advisor believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in the Advisor's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, the Advisor expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.

          Health Care Fund

          Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

          The Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.

          The Advisor believes that the global health care industries offer attractive long-term supply/demand dynamics. While the United States, Western Europe, and Japan presently account for a substantial portion of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care.

Additionally, the Advisor believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in the Advisor's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.

          In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. The Advisor believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

          Infrastructure Fund

          Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in the Advisor's judgment, constitute services significant to the development of a country's infrastructure.

          The Advisor believes that a country's infrastructure is one key to the long-term success of that country's economy. The Advisor believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. The Advisor believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.

          In the developed countries of North America, Europe, Japan and the Pacific Rim, the Advisor expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Advisor's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.

          The Advisor believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.




          Telecommunications and Technology Fund

          Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Advisor will allocate Telecommunications and Technology Fund's investments among these sectors depending upon its assessment of their relative long-term growth potential.

          Examples of telecommunications companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

          The Advisor believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Fund's portfolio. Older technologies, such as photography and print also may be represented, however.


          In addition, for each Fund's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Advisor's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION

          Each Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in each Fund, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the infrastructure industries are headquartered outside of the United States.

          For these reasons, the Advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by a Fund. The Advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the industry represented in each Fund.

          The Advisor allocates each Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. Each Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, each Fund invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Fund's and the Telecommunications and Technology Fund's total assets, no more than [25%] of the Biotech Fund's total assets, and no more than 50% of each of the other Fund's total assets.


          In analyzing specific companies for possible investment, the Advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.


          [With respect to the Energy Fund, the Advisor has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher energy prices; (ii) privatization of state-owned energy sector businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.]


          With respect to the Telecommunications and Technology Fund, the Advisor has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses; (iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.


          There may be times when, in the opinion of the Advisor, prevailing market, economic or political conditions warrant reducing the proportion of the Funds' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the U.S., or a foreign government. A portion of each Fund's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares to provide for ongoing expenses and to satisfy redemptions.

          In certain countries, governmental restrictions and other limitations on investment may affect a Fund's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Advisor is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Funds has a present intention of making any significant investment in any country or stock market in which the Advisor considers the political or economic situation to threaten a Fund with substantial or total loss of its investment in such country or market.

PRIVATIZATIONS

          The governments of some foreign countries have been engaged in selling part or all of their stakes in government-owned or controlled enterprises ("privatizations"). The Advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Funds in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Funds to participate may be limited by local law, or by the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

TEMPORARY DEFENSIVE STRATEGIES

         In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. Each of the Funds may also invest up to 25% of its total assets in money market investment companies advised by AIM or its affiliates ("Affiliated Money Market Funds") for these purposes. In addition, for temporary defensive purposes, most or all of each Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives. For a full description of money market instruments, see "Money Market Instruments" herein.

EQUITY-LINKED DERIVATIVES

         The Funds may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investments in other investment companies. See "Investments in Other Investment Companies."

INVESTMENTS IN OTHER INVESTMENT COMPANIES

         [With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM or its affiliates) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets.]

         A Fund may invest in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market
Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in Affiliated Money Market Funds, provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

DEPOSITARY RECEIPTS

          A Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Fund's investment policies, a Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

          ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

          Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES

          For the purpose of realizing additional income, each Fund may make secured loans of its securities holdings amounting to not more than 33 1/3% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash, U.S. government securities, or certain other irrevocable letters of credit at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral for such loans, if received in cash, may be held in investment vehicles with investment objectives and policies similar to those of money market funds or limited duration income funds (longer maturities than may be held by money market funds), advised by the Advisor or its affiliates or by unaffiliated advisers. The Funds may pay a fee to the Advisor of such investment vehicles for its services. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Fund will have a right to call each loan and obtain the securities within the stated settlement period. A Fund will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

INTERFUND LOANS

         Each Fund may lend up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Funds to lend their securities to other AIM Funds is subject to certain other terms and conditions.

MONEY MARKET INSTRUMENTS

          Money market instruments in which the Funds may invest include U.S. government securities, high-grade commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or P-1 by Moody's Investors Services, Inc. or, if not rated, determined by the Advisor to be of comparable quality.

COMMERCIAL BANK OBLIGATIONS

          For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Fund to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

          A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimal credit risks in accordance with guidelines established by the Trust's Board of Trustees, as applicable. The Advisor will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.

          Each Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Fund's ability to sell the collateral and a Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

          Each Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Funds' shares. Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's securities holdings or other factors cause the ratio of a Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, no additional investments will be made if a Fund's borrowings exceed 5% of its total assets. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if that Fund did not borrow.

          Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. However, each Fund is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Trust's Board of Trustees, as applicable. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of a Fund. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or a Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or a Fund's net asset value would decline faster than would otherwise be the case.

          Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund [(except Biotech Fund)] may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Each Fund will segregate with a custodian liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

WHEN ISSUED OR FORWARD COMMITMENT SECURITIES

          Each Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time that the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time that a Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

SHORT SALES

          Each Fund may make short sales of securities, except Biotech Fund may only make short sales "against the box". A short sale "against the box" is a type of short sale, where, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire the identical security, at no additional cost. A short sale is a transaction in which a Fund sells a security in anticipation that the market price of that security will decline. A Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

          When a Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

          A Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Fund on such security, a Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

          If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, that Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

          No Fund will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, a Fund may engage in short sales only with respect to securities listed on a national securities exchange. A Fund may make short sales "against the box" without respect to such limitations [, except Biotech Fund may pledge no more than 10% of its total assets as collateral for short sales "against the box" at any time.]. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.


                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

INTRODUCTION

          Each Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with Fund investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund may invest in such instruments up to the full value of its portfolio assets.

          To attempt to hedge against adverse movements in exchange rates between currencies, each Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. A Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. A Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

          In addition, each Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by a Fund or that the Advisor intends to include in a Fund's holdings. Each Fund also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

          Further, each Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could adversely affect the portfolio's holdings. Each Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Each Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES


          The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

                   (1) Successful use of most of these instruments depends upon the Advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

                   (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


                   (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

                   (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

          Each Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Advisor are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Funds.


          A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.


          Fund securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Fund's policy that limits the pledging or mortgaging of its assets.

          Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

          The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


          Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

          Each Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

          The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

          A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund.

WRITING PUT OPTIONS

          Each Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

          A Fund generally would write put options in circumstances where the Advisor wishes to purchase the underlying security or currency for a Fund's holdings at a price lower than the current market price of the security or currency. In such event, a Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

          Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS

          Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

          Each Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

          A Fund may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

          Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

          Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

          A Fund may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

          Aggregate premiums paid for put and call options will not exceed 5% of each Fund's total assets at the time of each purchase.

          A Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts, by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Fund anticipates purchasing securities.

          Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

          The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

          A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

          Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the

Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

          The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

          Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

          If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

          Each Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

          Each Fund only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity

Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.


          Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, that Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.


          A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.


          Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the Futures Contract.

          As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

          Each Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

          "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

          Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

          Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.


          There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.


          Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

          Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.


          If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.


          Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS


          Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

          The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.


          If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

          A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

          To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.

FORWARD CONTRACTS

          A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

          A Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

          Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's Board of Trustees, as applicable.

          A Fund may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

          At or before the maturity of a Forward Contract requiring a Fund to sell a currency, that Fund either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

          The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES--SPECIAL CONSIDERATIONS

          A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

          A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

          The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.


          There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.


          Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

          Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

          Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

GENERAL

          Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of the issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by a Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. The value of debt securities held by a Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

BIOTECH FUND

         Companies in the biotechnology industry generally are subject to substantial government regulation. Changes in government policy or regulation may impact demand for products and services offered by biotechnology companies and therefore could affect the performance of the Fund. For example, regulatory approvals are generally required before new drugs or medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such biotechnology companies may be subject to rapid obsolescence caused by scientific advances and rapidly changing technology. Biotechnology companies may also be negatively impacted by intense competition, litigation issues, patent considerations and rapid technological change. Many biotechnology companies are smaller companies that may have limited product lines and financial and managerial resources, making them vulnerable to isolated business setbacks.

         Biotechnology firms also face the challenges of producing operating profits to attract investors, a history of operating losses and anticipation of future losses; obtaining domestic and/or foreign approval for products, which may require large amounts of time and money, and receiving FDA approval. The FDA may delay approval, or deny approval and deem the product unsafe. The FDA may also deem data from preclinical testing unfavorable as compared to clinical trials, may not approve manufacturing processes, may change approval policies or adopt new regulations that delay products. Also, a product or products may not be approved for all indications requested which may limit markets.

         Clinical trials are expensive, with uncertain outcomes. Companies in collaborative relationships may fail to perform. There may not be market acceptance for developed products. If there are foreign operations, there may be difficulties in managing, fluctuations in currencies or controls, and unexpected changes in trade policies and regulations.

         The ability to protect intellectual property and defend against related lawsuits could harm the company's competitive positions. The ability to raise additional funds for acquisitions or fund products is not insured and depends on market conditions. Companies are subject to stress in maintaining key personnel and is subject to environmental compliance risks. This industry is characterized by intense competition and rapid technological change, which may limit commercial opportunities and render products obsolete and reduce sales. If product lawsuits are entered, legal costs may prove to be substantial.

         Biotechnology stocks may behave in a volatile manner due to: announcements by firms and their competitors, fluctuations in operating products, sales reports, failure to meet earnings expectations, general conditions in the pharmaceutical and biotech industries or worldwide economy, announcements of innovations, new products, or enhancements by one company or competitors, intellectual rights or litigation, and developments with customers, suppliers and/or collaborators.

ENERGY FUND

          Energy Fund invests in companies that engage in the exploration, development, and distribution of coal, oil and gas in the United States. These companies are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. In addition, many energy sector companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Governmental regulation may also hamper the development of new technologies. These companies could also be affected by foreign countries' oil production policies, social and political unrest in oil-producing nations, global weather trends and U.S. taxes on petroleum-based products.

          Further, competition is intense for many energy sector companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased price volatility. Such companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates, and other factors.

          The value of securities of energy sector companies will fluctuate in response to market conditions for the particular products or services with which the issuers are involved. The price of [energy sources] [commodities] will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. In addition, the value of [energy sources] [commodities] may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics.

FINANCIAL SERVICES FUND


          Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy), and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

          The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage, and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.

          Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurance profits may be affected by certain weather catastrophes and other disasters. Life and health insurers' profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations, and profitability.


HEALTH CARE FUND


          Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.


INFRASTRUCTURE FUND


          The nature of regulation of infrastructure industries continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water, and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Government regulation may also hamper the development of new technologies. Adverse regulatory developments could therefore potentially affect the performance of Infrastructure Fund.

          In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental, and other safety regulations and changes in the regulatory climate. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies tend to increase when interest rates decline and decrease when interest rates rise. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices.

          Some infrastructure companies, such as water supply companies, operate in highly fragmented market sectors due to local ownership. In addition, some of these companies are mature and experience little or no growth. Either of these factors could have a material effect on infrastructure companies and could therefore affect the performance of Infrastructure Fund.


TELECOMMUNICATIONS AND TECHNOLOGY FUND


          Telecommunications and technology industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the telecommunications and technology industries generally. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. In addition, certain types of companies in the telecommunications and technology industries are engaged in fierce competition for market share that could result in increased share price volatility. This fierce competition, limited products, narrow business platforms and small markets could also result in the risk of technological obsolescence.

LOWER QUALITY DEBT SECURITIES

          The Energy Fund and Infrastructure Fund may invest up to 20%, and Health Care Fund, Telecommunications and Technology Fund, and Financial Services Fund may invest up to 5%, of their respective total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Advisor. Such investments involve a high degree of risk. However, such Funds will not invest in debt securities that are in default as to payment of principal and interest.


          Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

          Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

          The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.


          Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase that security from a Fund. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its investments. The Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

          In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds (except Biotech Fund) may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions, and (iii) the likely adverse impact of a major economic recession. The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Fund may have limited legal recourse in the event of a default.

INVESTING IN SMALLER COMPANIES

          While a Fund's holdings normally will include securities of established suppliers of traditional products and services, a Fund may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

ILLIQUID SECURITIES

          Each Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which that Fund values such securities. See "Investment Restrictions." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

          Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

          The Advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Fund to achieve capital appreciation substantially exceeding the appreciation the Fund would realize if they did not make such investments. However, in order to attempt to limit investment risk, the Fund will invest no more than 5% of its total assets in Special Situations.


          Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

          Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

          With respect to liquidity determinations generally, the Trust's Board of Trustees, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Advisor, in accordance with procedures approved by the Board. The Advisor takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Advisor monitors the liquidity of securities held by each Fund and periodically reports such determinations to the Trust's Board of Trustees, as applicable. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

FOREIGN SECURITIES

          Political, Social and Economic Risks. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self sufficiency and balance of payments positions. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization, confiscatory taxation or other confiscation by any country, a Fund could lose its entire investment in any such country. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls, and price controls. These factors could have a material effect on foreign companies and could therefore affect the performance of the Funds.

          Religious, Political and Ethnic Instability. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets.

          Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

          Non-Uniform Corporate Disclosure Standards and Governmental Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

          Currency Fluctuations. Because each Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.


          The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

          On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands,

Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. On January 2, 2001, Greece became a member of the EMU. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.

          Although each Fund values its assets daily in terms of U.S. dollars, the portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should a portfolio desire to sell that currency to the dealer.

          Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause that Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Fund due to subsequent declines in value of the portfolio security or, if that Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Advisor will consider such difficulties when determining the allocation of a Fund's assets, although the Advisor does not believe that such difficulties will have a material adverse effect on a Fund's portfolio trading activities.

          Each Fund may use foreign custodians, which may charge higher custody fees than those attributable to domestic investing and may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Fund's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

          Withholding Taxes. Each Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Dividends, Distributions and Tax Matters."

          Concentration. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


          Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Advisor believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.


          Special Considerations Affecting Russia and Eastern European Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

          Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

          The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

          The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.


          Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Funds may invest in Hong Kong, which reverted to

Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.


          Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

          Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

          Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.


          Special Considerations Affecting Emerging Markets. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.


          Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

          Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

          Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

         Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares, except that Biotech Fund is not subject to restriction (1). Fundamental restrictions may be changed only by a vote of a majority of outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund except for borrowing from banks.


                  (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.


                  (4) Biotech Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign issuers in the biotechnology industry.

                           Energy Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign issuers in the energy sector.


                           Financial Services Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign financial services companies.


                           Health Care Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign issuers in the health care industry.


                           Infrastructure Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign infrastructure companies.


                           Telecommunications and Technology Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign issuers in the telecommunications and technology industries.

                  (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

                  (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

                  (7) The Fund may not make personal loans or loans of its assets to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

                  (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.


         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds have this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

NON-FUNDAMENTAL RESTRICTIONS

The following non-fundamental investment restrictions apply to each of the Funds, except Biotech Fund is not subject to restriction (1). They may be changed for any Fund without approval of that Fund's voting securities. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.


                  (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

                  (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks or any AIM Advised Fund exceed 5% of the Fund's total assets.

                  (3) For purposes of Biotech Fund's fundamental investment restriction regarding industry concentration, a company will be considered in the biotechnology industry if (1) at least 50% of its gross income or its net sales come from activities in the biotechnology industry; (2) at least 50% of its assets are devoted to producing revenues from the biotechnology industry; (3) based on other available information, AIM determines that its primary business is within the biotechnology industry; or (4) AIM believes it will benefit from developments in the biotechnology industry.

                           For purposes of the Energy Fund's fundamental investment restriction regarding industry concentration, a company will be considered in the energy sector if (1) at least 50% of its gross income or its net sales come from activities in the energy sector; (2) at least 50% of its assets are devoted to producing revenues from the energy sector; or (3) based on other available information, AIM determines that its primary business is within the energy sector.

                           For purposes of Financial Services Fund's fundamental investment restriction regarding industry concentration, financial services companies include those that provide, and derive at least 40% of their revenues from, financial services (such as commercial banks, insurance companies, investment management companies, trust companies, savings banks, insurance brokerages, securities brokerages, investment banks, leasing companies, and real estate-related companies).

                           For purposes of Health Care Fund's fundamental investment restriction regarding industry concentration, a company will be considered a health care company if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, AIM determines that its primary business is within the health care industry.

                           For purposes of Infrastructure Fund's fundamental investment restriction regarding industry concentration, infrastructure companies include those that design, develop, or provide products and services significant to a country's infrastructure, and derive at least 40% of their revenues from these products and services (such as transportation systems, communications equipment and services, nuclear power and other energy sources, water supply, and oil, gas, and coal exploration).

                           For purposes of Telecommunications and Technology Fund's fundamental investment restriction regarding industry concentration, a company will be considered in the telecommunications industry or the technology industry if (1) at least 50% of its gross income or its net sales are derived from activities in that industry;
         (2) at least 50% of its assets are devoted to producing revenues from that industry; or (3) based on other available information, AIM determines that its primary business is within either industry.


                  (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

                  (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

          If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions except for borrowings from banks. A Fund may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.


Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be affected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.


Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. ("AIM Capital") (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.


SECTION 28(e) STANDARDS

Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

BROKERAGE COMMISSIONS PAID




          For the fiscal years ended October 31, 2000, 1999 and 1998, the Global Financial Services Portfolio paid aggregate brokerage commissions of $183,970, $302,742 and $404,804, respectively.

          For the fiscal years ended October 31, 2000, 1999 and 1998, the Health Care Fund paid aggregate brokerage commissions of $3,030,188, $1,680,496 and $1,647,939, respectively.

          For the fiscal years ended October 31, 2000, 1999 and 1998, the Global Infrastructure Portfolio paid aggregate brokerage commissions of $51,077, $110,072 and $317,191, respectively.

          For the fiscal years ended October 31, 2000, 1999 and 1998, the Global Resources Portfolio paid aggregate brokerage commissions of $139,146, $221,586 and $798,398, respectively.

          For the fiscal years ended October 31, 2000, 1999 and 1998, the Telecommunications and Technology Fund paid aggregate brokerage commissions of $2,967,281, $3,353,749 and $2,740,833, respectively.

          For the fiscal year ended October 31, 1998, the Health Care Fund paid to LGT Bank in Liechtenstein AG, which was an "affiliated" broker, an aggregate brokerage commission of $23,081, for transactions involving purchases and sales of portfolio securities which represented 2.01% of the total brokerage commissions paid by the Health Care Fund and 1.61% of the aggregate dollar amount of transactions involving payment of commissions by the Health Care Fund.

         For fiscal year ended October 31, 1998, the Telecommunications and Technology Fund paid to LGT Bank in Liechtenstein, AG, which was an "affiliated" broker, aggregate brokerage commissions of $22,584 for transactions involving purchases and sales of portfolio securities which represented 1.00% of the total brokerage commissions paid by the Fund and 0.67% of the aggregate dollar amount of transactions involving payment of commissions by the Fund.

ALLOCATION OF EQUITY OFFERING TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity security distributions that are available in an equity "offering" which AIM defines as an IPO, a secondary (follow-on offering), a private placement, a direct placement or a PIPE (private investment in a public equity). Occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for offerings for all AIM Funds and accounts participating in purchase transactions for that offering, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular offering by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in offerings will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of offerings over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous offerings as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points.

          When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in offerings, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such offering transactions will be the same for each AIM Fund and account.

PORTFOLIO TRADING AND TURNOVER

          Although each Fund does not intend generally to trade for short-term profits, the securities held by that Fund will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders.

         The portfolio turnover rates for Financial Services Fund, Health Care Fund, Infrastructure Fund, Energy Fund and Telecommunications and Technology Fund during the last two fiscal years were as follows:



                                                          YEAR ENDED         YEAR ENDED
                                                           OCT. 31,           OCT. 31,
                                                             2000               1999
                                                          ----------         ----------

         Financial Services Fund........................       41%                107%
         Health Care Fund...............................      242%                123%
         Infrastructure Fund............................       66%                 49%
         Energy Fund....................................      105%                123%
         Telecommunications and Technology Fund.........      111%                122%


         Financial Services Fund had lower portfolio turnover than in previous years because the Fund's portfolio managers believed that the Fund was well-positioned in the market and therefore the Fund bought and sold fewer securities.



                                   MANAGEMENT


          The Trust's Board of Trustees has overall responsibility for the operation of the Funds. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trust's Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management Group Inc. ("AIM Management"), the parent corporation of AIM.

TRUSTEES AND EXECUTIVE OFFICERS

          The Trust's Trustees and Executive Officers and their principal occupations during at least the last five years are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



                                           POSITIONS
                                           HELD WITH
        NAME, ADDRESS AND AGE              REGISTRANT             PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
        ---------------------              ----------             --------------------------------------------
*ROBERT H. GRAHAM (54)                      Trustee,      Chairman, President and Chief Executive Officer,
                                          Chairman and    A I M Management Group Inc.; Chairman and President,
                                           President      A I M Advisors, Inc.; Director and Senior Vice President,
                                                          A I M Capital Management, Inc.; Chairman, A I M Distributors,
                                                          Inc., A I M Fund Services, Inc. and Fund Management Company;
                                                          and Director and Vice Chairman, AMVESCAP PLC (parent of AIM and a global investment management firm).

FRANK S. BAYLEY (62)                        Trustee       Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                    Chairman, C.D. Stimson Company (private investment company);
Suite 2400                                                and Trustee, The Badgley Funds.
San Francisco, CA 94111

BRUCE L. CROCKETT (57)                      Trustee       Director, ACE Limited (insurance company).  Formerly,
906 Frome Lane                                            Director, President and Chief Executive Officer, COMSAT
McLean, VA 22102                                          Corporation; and Chairman, Board of Governors of INTELSAT
                                                          (international communications company).

OWEN DALY II (77)                           Trustee       Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                       company), CF & I Steel Corp., Monumental Life Insurance
Baltimore, MD 21210                                       Company and Monumental General Insurance Company; and
                                                          Chairman of the Board of Equitable Bancorporation.

ALBERT R. DOWDEN (59)                       Trustee       Chairman of the Board of Directors, Cortland Trust, Inc.
1815 Central Park Drive                                   (investment company) and DHJ Media, Inc.; and Director,
P.O. Box 774000 - PMB #222                                Magellan Insurance Company. Formerly, Director, President
Steamboat Springs, CO 80477                               and Chief Executive Officer, Volvo Group North America,
                                                          Inc.; Senior Vice President, AB Volvo; and Director, The
                                                          Hertz Corporation, Genmar Corporation (boat manufacturer),
                                                          National Media Corporation and Annuity and Life Re
                                                          (Holdings), Ltd.


----------

* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

                                           POSITIONS
                                           HELD WITH
        NAME, ADDRESS AND AGE              REGISTRANT             PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
        ---------------------              ----------             --------------------------------------------
EDWARD K. DUNN, JR. (66)                    Trustee       Formerly, Chairman of the Board of Directors, Mercantile
2 Hopkins Plaza                                           Mortgage Corp.; Vice Chairman of the Board of Directors,
8th Floor, Suite 805                                      President and Chief Operating Officer, Mercantile-Safe
Baltimore, MD 21201                                       Deposit & Trust Co.; and President, Mercantile Bankshares
                                                          Corp.

JACK M. FIELDS (49)                         Trustee       Chief Executive Officer, Twenty First Century Group, Inc.
434 New Jersey Avenue, SE                                 (governmental affairs company). Formerly, Member of the
Washington, DC 20003                                      U.S. House of Representatives.

**CARL FRISCHLING (64)                      Trustee       Partner, Kramer Levin Naftalis & Frankel LLP
919 Third Avenue                                          (law firm).
New York, NY  10022

PREMA MATHAI-DAVIS (50)                     Trustee       Member, Visiting Committee, Harvard University Graduate
370 East 76th Street                                      School of Education, New School University. Formerly, Chief
New York, NY  10021                                       Executive Officer, YWCA of the USA; Commissioner, New York
                                                          City Department of the Aging; and Commissioner, New York
                                                          City Metropolitan Transportation Authority.

LEWIS F. PENNOCK (58)                       Trustee       Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX  77057

RUTH H. QUIGLEY (66)                        Trustee       Private investor; and President, Quigley Friedlander & Co.,
1055 California Street                                    Inc. (financial advisory services firm) from 1984 to 1986.
San Francisco, CA 94108

LOUIS S. SKLAR (62)                         Trustee       Executive Vice President, Development and Operations, Hines
The Williams Tower                                        Interests Limited Partnership (real estate development).
50th Floor
2800 Post Oak Blvd.
Houston, TX  77056

MELVILLE B. COX (58)                     Vice President   Vice President and Chief Compliance Officer, A I M Advisors,
                                                          Inc. and A I M Capital Management, Inc.; and Vice President,
                                                          A I M Fund Services, Inc.


----------

** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                           POSITIONS
                                           HELD WITH
        NAME, ADDRESS AND AGE              REGISTRANT             PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
        ---------------------              ----------             --------------------------------------------
GARY T. CRUM (54)                       Vice President    Director and President, A I M Capital Management, Inc.;
                                                          Director and Executive Vice President, A I M Management Group
                                                          Inc.; Director and Senior Vice President, A I M Advisors,
                                                          Inc.; and Director, A I M Distributors, Inc. and AMVESCAP PLC
                                                          (parent of AIM and a global investment management firm).

CAROL F. RELIHAN (46)                   Vice President    Director, Senior Vice President, General Counsel and
                                        and Secretary     Secretary, A I M Advisors, Inc.; Director, Senior Vice
                                                          President, General Counsel and Secretary, A I M Management
                                                          Group Inc.; Director, Vice President and General Counsel,
                                                          Fund Management Company; Vice President, A I M Fund
                                                          Services, Inc., A I M Capital Management, Inc. and A I M
                                                          Distributors, Inc.

DANA R. SUTTON (42)                     Vice President    Vice President and Fund Treasurer, A I M Advisors, Inc.
                                        and Treasurer



         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Prema Mathai-Davis and Miss Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountant's performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(iii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2000:



                                           RETIREMENT
                            AGGREGATE       BENEFITS            TOTAL
                           COMPENSATION     ACCRUED         COMPENSATION
                             FROM THE        BY ALL         FROM ALL AIM
TRUSTEE                      TRUST(1)      AIM FUNDS(2)       FUNDS(3)
-------                    ------------    ------------     ------------
C. Derek Anderson(4)          $64,278             -0-        $105,000
Frank S. Bayley                66,351             -0-         105,000
Bruce L. Crockett(5)              -0-        $ 60,951         111,500
Owen Daly II(5)                   -0-          97,195         111,500
Albert R. Dowden(5)               -0-             -0-          13,435
Edward K. Dunn, Jr.(5)            -0-          22,138         111,500
Jack M. Fields(5)                 -0-          23,019         108,500
Carl Frischling(5)(6)             -0-         107,507         111,500
Prema Mathai-Davis(5)             -0-          22,606         111,500
Lewis F. Pennock(5)               -0-          67,995         111,500
Ruth H. Quigley                66,351             -0-         105,000
Louis S. Sklar(5)                 -0-          87,538         111,500



(1) Amounts in this column are as of the fiscal year ended October 31, 2000.

(2) Effective September 1, 2001, the Trust adopted a retirement plan covering all of the trustees. Certain other registered investment companies advised by AIM had adopted a retirement plan prior to such date. Messrs. Anderson and Bayley and Miss Quigley did not participate in the retirement plan for such other investment companies because Mr. Bayley and Miss Quigley were not elected to serve as trustees of such other investment companies until September 28, 2001, and Mr. Anderson declined to stand for election as a trustee of such other investment companies.

(3) As of December 31, 2000, Mr. Bayley and Miss Quigley served as trustees of four registered investment companies advised by AIM, and all other trustees who are not affiliated with AIM served as directors or trustees of twelve registered investment companies advised by AIM. All trustees currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(4)      Mr. Anderson resigned as a trustee on August 16, 2001.

(5) Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis were elected to serve as trustees on August 17, 2001.

(6) Kramer Levin Naftalis & Frankel LLP became counsel to the independent trustees of the Trust effective August 17, 2001. Such firm currently serves as counsel to the independent directors or trustees of all sixteen registered investment companies advised by AIM and receives fees from all such investment companies. Mr. Frischling is a partner in such firm.

Retirement Plan For Trustees

         Effective September 1, 2001, the Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. These retirement benefits are payable quarterly for a period of up to ten years. The retirement benefit will equal a maximum of 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee, and based on the number of such trustee's years of service (not to exceed 10 years). A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

         Table #1 below shows estimated credited years of service under the Plan for each participating trustee as of December 31, 2000.

                                    TABLE #1



                                              ESTIMATED CREDITED YEARS
             TRUSTEE                                 OF SERVICE
             -------                          ------------------------
        Frank S. Bayley                                  15
        Bruce L. Crockett                                13
        Owen Daly II                                     13
        Albert R. Dowden                                  0
        Edward K. Dunn, Jr.                               2
        Jack M. Fields                                    3
        Carl Frischling                                  23
        Prema Mathai-Davis                                2
        Lewis F. Pennock                                 19
        Ruth H. Quigley                                  24
        Louis S. Sklar                                   11



         Table #2 below shows the estimated annual benefits payable upon retirement for specified years of service.

                                    TABLE #2



       ANNUAL RETAINER        ESTIMATED ANNUAL
          PRIOR TO              BENEFITS UPON
         RETIREMENT               RETIREMENT
       ---------------        ----------------
           $100,000                 $75,000
           $105,000                 $78,750
           $110,000                 $82,500
           $115,000                 $86,250
           $120,000                 $90,000
           $125,000                 $93,750

Deferred Compensation Agreements

          Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

INVESTMENT ADVISORY AND ADMINISTRATION SERVICES RELATING TO THE FUNDS

          AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, was organized in 1976 and, together with its subsidiaries, manages or advises approximately 135 investment portfolios encompassing a broad range of investment objectives. AIM and its worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world.


          AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM is also the sole shareholder of the Funds' principal underwriter, AIM Distributors.

          AIM Management and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management" herein.

          In addition to the investment resources of their Houston office, AIM draws upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, New York, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds and the Portfolios, the Advisor employs a team approach, taking advantage of its investment resources around the world.

         AIM and Trust have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics; (b) to file reports regarding such transactions; (c) to refrain from personally engaging in (i) short-term trading of a security (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, (subject to a de minimus exemption), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to a de minimus exemption); and (d) abide by certain other provisions of the Code of Ethics. The de minimus exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also prohibits AIM employees from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Trustees reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.



          AIM became investment manager and/or administrator to the Funds and the Portfolios (as defined below) effective June 1, 1998. Prior to that date, Chancellor LGT Asset Management, Inc. served as investment manager and administrator.

         The Trust on behalf of each Fund has entered into a Master Investment Advisory Agreement (the "Master Advisory Agreement") and a Master Administrative Services Agreement (the "Master Administrative Services Agreement") with AIM.

         Prior to September 11, 2000, Financial Services Fund and Infrastructure Fund were structured as feeder funds and invested all of their assets in the Global Financial Services Portfolio and Global Infrastructure Portfolio (each, a "Portfolio", and collectively, the "Portfolios"), respectively. Prior to September 1, 2001, Energy Fund was structured as a feeder fund and invested all of its assets in the Global Resources Portfolio (also, a "Portfolio"). Under the master-feeder structure, Global Financial Services Portfolio, Global Infrastructure Portfolio and Global Resources Portfolio paid investment management and administration fees pursuant to the terms of a prior investment advisory agreement with substantially similar terms to the Master Advisory Agreement now in effect. Energy Fund, Financial Services Fund and Infrastructure Fund paid administration fees and accounting services fees pursuant to the terms of an Administration Contract between the Trust and AIM and a Master Accounting Services Agreement between the Trust and AIM, respectively. As a result of the restructuring of Energy Fund, Financial Services Fund and Infrastructure Fund, the Trust, on behalf of Energy Fund, Financial Services Fund and Infrastructure Fund, entered into the Master Advisory Agreement and the Master Administrative Services Agreement.

         Under the terms of the Master Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Pursuant to the Master Administrative Services Agreement, AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Funds, including the services of a principal financial officer of the Funds and related staff. As compensation to AIM for its services under the Master Administrative Services Agreements, the Funds pay AIM for expenses incurred by AIM or its subsidiaries in connection with such services.

         The Master Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         The Master Advisory Agreement, will continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the trustees who are not parties to the agreements or "interested persons" of any such party (the "Non-Interested Trustees") by votes cast in person at a meeting called for such purpose. Each agreement provides that the Funds or AIM may terminate such agreement on 60 days' written notice without penalty. Each agreement terminates automatically in the event of its assignment.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions set forth in the Master Advisory Agreement may not be terminated without shareholder approval.

         AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Investments in Other Investment Companies."

         Each of the named Portfolios or Funds paid the following investment management and administration fees net of any fee waivers for the period indicated or years ended October 31, 2000, 1999 and 1998 pursuant to the prior investment advisory agreement:



                                                  2000*              1999               1998
                                              -----------        -----------        -----------
Global Financial Services Portfolio           $   654,466        $   520,478        $   726,002
Global Infrastructure Portfolio                   248,577            280,012            418,974
Global Resources Portfolio                         54,033            191,117            434,214
Health Care Fund                                4,963,633          4,855,959          5,149,191
Telecommunications and Technology Fund         29,880,111         15,437,508         15,344,878



         Each named Fund paid to AIM the following management fees net of fee waivers for the period September 11, 2000 through October 31, 2000 pursuant to the Master Advisory Agreement:



                                                                                  2000
                                                                               ----------
Financial Services Fund....................................................    $  310,991
Infrastructure Fund........................................................        68,334



         For the period indicated or fiscal years ended October 31, 2000 and 1999, AIM waived investment management and administration fees for the named Portfolios as follows:

                                                       2000*           1999
                                                     --------        --------
Global Financial Services Portfolio .........             -0-        $144,306
Global Infrastructure Portfolio .............        $ 94,079         123,428
Global Resources Portfolio ..................         242,924         135,288



         * Reimbursement of fees with respect to Global Financial Services Portfolio and Global Infrastructure Portfolio was through September 10, 2000.



         For the period September 11, 2000 through October 31, 2000, AIM waived management fees for the named Fund as follows:



                                                                                  2000
                                                                                ---------
Infrastructure Fund........................................................     $  22,228



         For these services, each Fund (except Biotech Fund) pays AIM investment advisory fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on the amounts thereafter. Biotech Fund pays AIM investment advisory fees calculated at the annual rate of 1.00% of the first $1 billion of average daily net assets and 0.95% of average net assets over $1 billion. The investment advisory fees paid by the Funds are higher than those paid by most mutual funds. The Funds pay all expenses not assumed by AIM, AIM Distributors or other agents. AIM has undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00%, 2.50% and 2.50% of the average daily net assets of each Fund's Class A, Class B and Class c shares, respectively, until June 30, 2002.

         In addition, if a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Master Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines;
(b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and
(f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

         For the period indicated or fiscal years ended October 31, 2000, 1999 and 1998, each named Fund paid AIM and the prior investment manager and administrator the following administrative service fees pursuant to the Administrative Contract previously in effect:

                                                            2000*           1999            1998
                                                          --------        --------        --------
Financial Services Fund ..........................        $226,807        $218,971        $250,093
Infrastructure Fund ..............................         118,140         138,782         210,329
Energy Fund ......................................             -0-         112,982         233,400



         * Financial Services Fund and Infrastructure Fund paid fees pursuant to the Administration Contract through September 10, 2000.

         Under a Master Accounting Services Agreement previously in effect, AIM served as the Funds' pricing and accounting agent. For these services, the Funds paid AIM such fees as determined in accordance with methodologies established, from time to time, by the Trust's Board of Trustees.

         For the period indicated or fiscal years ended October 31, 2000, 1999 and 1998, each Fund paid AIM and the prior investment manager the following accounting services fees:



                                                                2000*             1999              1998
                                                              ---------        ---------           ---------
Financial Services Fund...................................    $  41,667        $  34,005           $  27,027
Health Care Fund..........................................      117,295          142,382             142,357
Infrastructure Fund.......................................       41,667           25,171              22,640
Energy Fund...............................................       50,000           24,486              24,981
Telecommunications and Technology Fund....................      202,100          320,819             437,627



         * Financial Services Fund and Infrastructure Fund paid fees pursuant to the Master Accounting Services Agreement through September 10, 2000.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares and is reimbursed under the Master Administrative Services Agreement for the services of a principal financial officer of the Trust and her staff. The Master Administrative Services Agreement between the Trust and AIM provides that AIM may perform or arrange for the provision of certain accounting, and other administrative services to each Fund which are not required to be performed by AIM under the Master Advisory Agreement. The Master Administrative Services Agreement will continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the "dis-interested" trustees, by votes cast in person at a meeting called for such purpose.

         The named Funds paid AIM the following amounts for administrative services costs for the period September 11, 2000 through October 31, 2000, pursuant to the Master Administrative Services Agreement:



                                                                                   2000
                                                                                 --------
Financial Services Fund....................................................      $  8,333
Infrastructure Fund........................................................         8,333



         For the fiscal years ended October 2000, 1999 and 1998, AIM did not reimburse expenses of any of the above named Funds.

         In addition, the Transfer Agency and Service Agreement between the Trust and A I M Fund Services, Inc. ("AFS"), a registered transfer agency and wholly-owned subsidiary of AIM, provides that

AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.


EXPENSES OF THE FUNDS

          Each Fund pays all expenses not assumed by AIM, AIM Distributors and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared among the Funds and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds generally are higher than the comparable expenses of such other funds.


                             THE DISTRIBUTION PLANS

THE CLASS A AND C PLAN

          The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares pay 0.50% per annum (0.35% for Class A shares of Biotech Fund) of the average daily net assets attributable to Class A shares as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of each Fund pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and C shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Class A and C Plan. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.


          Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions including AIM Distributors, acting as principal, for providing continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions including AIM Distributors, acting as principal, in excess of such amount and payments to AIM

Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. The Class A and C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A and C Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A and C Plan on behalf of the Fund. Thus, under the Class A and C Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


THE CLASS B PLAN


          The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.


BOTH PLANS


          Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of a Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in a Fund's shares; and providing such other information and services as a Fund or the customer may reasonably request.

          Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation.

          The Trust may also enter into Variable Group Annuity Contractholder Service Agreements ("Variable Contract Agreements") on behalf of the Funds authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under Section 401(a) of the Code. Services provided pursuant to such Variable Contract Agreements may include some or all of the following: answering inquiries regarding the Fund and the Trust; performing sub-accounting; establishing and maintaining contractholder accounts and records; processing and bunching purchase and redemption transactions; providing periodic statements of contract account balances; forwarding such reports and notices to contractholders relative to the Fund as deemed necessary; generally, facilitating communications with contractholders concerning investments in a Fund on behalf of plan participants; and performing such other administrative services as deemed to be necessary or desirable, to the extent permitted by applicable statute, rule or regulation to provide such services.

          Similar agreements may be permitted under the Plans for institution which provide recordkeeping for and administrative services to 401(k) plans.

          In addition, Shareholder Service Agreements may be permitted under the Plans for bank trust departments and brokers for bank trust departments which provide shareholder services to their customers.

          AIM Distributors, acting as principal, may also enter into Shareholder Service Agreements with the Funds, substantially identical to those agreements entered into with investment dealers or other financial institutions, authorizing payments to AIM Distributors for providing continuing personal shareholder services to those customers for which AIM Distributors serves as dealer of record.

          Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

          Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of a Fund during such period at the annual rate of 0.25% of the average daily net asset value of the Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which each Fund's shares are held.

          Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Fund and its respective classes.

          AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

          Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.

          For the fiscal year ended October 31, 2000, the various classes of the Funds paid to AIM Distributors the following amounts pursuant to the Plans:


                                                                                           % OF CLASS
                                                                                          AVERAGE DAILY
                                                                                           NET ASSETS
                                    CLASS A        CLASS B      CLASS C         CLASS A      CLASS B      CLASS C
                                    -------        -------      -------         -------   -------------   -------
Financial Services Fund              270,409         601,612      76,274         .50%         1.00%         1.00%
Health Care Fund                   1,943,859       1,142,815      60,160         .50%         1.00%         1.00%
Infrastructure Fund                  127,803         307,927       1,909         .50%         1.00%         1.00%
Energy Fund                           69,673         163,259       2,711         .50%         1.00%         1.00%
Telecommunications and
  Technology Fund                 $8,206,803     $15,064,977    $878,420         .50%         1.00%         1.00%


          An estimate by category of actual fees paid by each Fund under the Class A and C Plan during the fiscal year ended October 31, 2000, were allocated as follows:


                                                                                                           TELECOMMUNICATIONS
                                       FINANCIAL           HEALTH                                                 AND
                                        SERVICES            CARE         INFRASTRUCTURE        ENERGY          TECHNOLOGY
                                          FUND              FUND              FUND              FUND              FUND
                                       ----------        ----------      --------------      ----------    ------------------
CLASS A
   Advertising                          $  16,482        $  133,399        $   10,794        $    4,763        $  515,831
   Printing and Mailing
     prospectuses, semi-annual
     reports and annual
     reports (other than
     to current shareholders)               2,077            16,151             1,237               471            64,216
   Seminars                                 5,517            43,985             3,437                 0           192,494
   Compensation to Underwriters
     to partially offset
     other marketing expenses                   0                 0                 0                 0                 0
   Compensation to Dealers
     including Finder's Fees              246,333         1,750,324           112,335            64,439         7,434,262
   Compensation to Sales
     Personnel                                  0                 0                 0                 0                 0
   Annual Report Total                 $  270,409        $1,943,859        $  127,803        $   69,673        $8,206,803


          An estimate by category of actual fees paid by each Fund under the Class B Plan during the fiscal year ended October 31, 2000, were allocated as follows:

                                                                                                               TELECOMMUNICATIONS
                                        FINANCIAL           HEALTH                                                     AND
                                        SERVICES             CARE          INFRASTRUCTURE         ENERGY           TECHNOLOGY
                                          FUND               FUND                FUND              FUND                FUND
                                       -----------        -----------      --------------       -----------    ------------------
CLASS B
   Advertising                         $    11,005        $    13,792        $     1,721        $       852        $   200,494
   Printing and Mailing
     prospectuses, semi-annual
     reports and annual
     reports (other than
     to current shareholders)                1,234              1,521                170                 84             24,991
   Seminars                                  3,917              4,224                315                468             78,815
   Compensation to Underwriters
     to partially offset
     other marketing expenses              451,209            857,111            230,946            122,444         11,298,732
   Compensation to Dealers                 134,247            266,167             74,775             39,411          3,461,945
   Compensation to Sales
     Personnel                                   0                  0                  0                  0                  0
   Annual Report Total                 $   601,612        $ 1,142,815        $   307,927        $   163,259        $15,064,977


          An estimate by category of actual fees paid by each Fund under the Class A and C Plan during the year ended October 31, 2000 were allocated as follows:


                                                                                                 TELECOMMUNICATIONS
                                       FINANCIAL        HEALTH                                           AND
                                       SERVICES          CARE        INFRASTRUCTURE     ENERGY        TECHNOLOGY
                                         FUND            FUND              FUND          FUND            FUND
                                       ---------       --------      --------------    --------  ------------------
CLASS C
   Advertising                         $  6,243        $  3,474        $    421        $    602        $ 47,669
   Printing and Mailing
     prospectuses, semi-annual
     reports and annual
     reports (other than
     to current shareholders)               694             344               0               0           6,446
   Seminars                               2,312           1,909               0               0          21,487
   Compensation to Underwriters
     to partially offset
     other marketing expenses            53,180          31,497           1,263           1,805         469,263
   Compensation to Dealers               13,845          22,935             225             304         333,555
   Compensation to Sales
     Personnel                                0               0               0               0               0
   Annual Report Total                 $ 76,274        $ 60,159        $  1,909        $  2,711        $878,420



          The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

          As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.


          The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, a Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

          Unless terminated earlier in accordance with their terms, the Plans continue in effect from year to year, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.

          The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

          Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A and C Plan, the Class B shares of each Fund will no longer convert into Class A shares of the same Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

          The principal differences between the Class A and C Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.50% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of the Funds' Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessor, GT Global, Inc. unless there has been a complete termination of the Class B Plan (as defined in such Plan) and
(iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                 THE DISTRIBUTOR

          Information concerning AIM Distributors and the continuous offering of each Fund's shares is set forth in the Prospectuses under the heading "Purchasing Shares." The Trust has entered into a Master Distribution Agreement with AIM Distributors relating to the Class A shares and Class C shares of the Funds and a Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds. Such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

          The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing each Fund's prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the

Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of each Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of any Fund.


          The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold, a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

          AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

          The Trust (on behalf of any class of a Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

          From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreement relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.

          The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by the Trust's distributors for the fiscal years ended October 31, 2000, 1999 and 1998:



                                       2000                         1999                          1998
                            -------------------------     -------------------------     -------------------------
                               SALES         AMOUNT         SALES          AMOUNT         SALES          AMOUNT
                              CHARGE        RETAINED        CHARGE        RETAINED        CHARGE        RETAINED
                            ----------     ----------     ----------     ----------     ----------     ----------
Financial Services Fund     $  784,002     $  133,801     $   86,372     $   16,231     $    5,454     $    5,299
Health Care Fund            $  554,506     $   97,946     $  276,656     $   51,905     $    8,771     $    9,735
Infrastructure Fund         $   48,611     $    9,122     $   15,244     $    3,065     $    1,469     $    1,423
Energy Fund                 $   35,823     $    4,984     $   47,364     $   10,174     $    3,733     $    3,635
Telecommunications and
    Technology Fund         $9,076,900     $1,575,107     $1,167,764     $  205,929     $   36,792     $   34,813

         Prior to June 1, 1998, GT Global Inc. was the Trust's distributor, and a total of $389,099 sales charges were paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global Inc. was $97,425.

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C* shareholders and retained by the Trust's distributor for the fiscal years ended October 31, 2000, 1999 and 1998:


                                              2000           1999           1998
                                           ----------     ----------     ----------
Financial Services Fund                    $   10,205     $    1,268     $  191,418
Health Care Fund                           $    3,020     $    3,480     $  511,753
Infrastructure Fund                        $    6,965     $        0     $  352,924
Energy Fund                                $      516     $        0     $  357,602
Telecommunications and Technology Fund     $   99,517     $    8,313     $2,950,006


         * Class C shares of each fund commenced operations on 03/01/99.



                      SALES CHARGES AND DEALER CONCESSIONS

         CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM International Value Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Core Strategies Fund, AIM Dent Demographic Trends Fund, AIM Euroland Growth Fund, AIM European Development Fund, AIM European Small Company Fund, AIM Global Biotech Fund, AIM Global Utilities Fund, AIM International Emerging Growth Fund, AIM International Equity Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Equity Fund, AIM Large Cap Growth Fund, AIM Large Cap Opportunities Fund, AIM Mid Cap Basic Value Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Growth Fund, AIM Mid Cap Opportunities Fund, AIM New Technology Fund, AIM Select Equity Fund, AIM Small Cap Equity Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund, AIM Value II Fund, AIM Weingarten Fund and AIM Worldwide Spectrum Fund.


                                                                                        Dealer
                                                                                      Concession
                                                    Investor's Sales Charge           ----------
                                                -----------------------------            As a
                                                    As a              As a            Percentage
                                                 Percentage        Percentage           of the
                                                of the Public      of the Net           Public
       Amount of Investment in                    Offering          Amount             Offering
        Single Transaction(1)                        Price          Invested              Price
       -----------------------                  -------------      ----------         ----------
               Less than $   25,000                 5.50%             5.82%             4.75%
  $ 25,000 but less than $   50,000                 5.25              5.54              4.50
  $ 50,000 but less than $  100,000                 4.75              4.99              4.00
  $100,000 but less than $  250,000                 3.75              3.90              3.00
  $250,000 but less than $  500,000                 3.00              3.09              2.50
  $500,000 but less than $1,000,000                 2.00              2.04              1.60

----------

(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Real Estate Fund, AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Financial Services Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Energy Fund, AIM Global Telecommunications and Technology Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Total Return Bond Fund.


                                                                                        Dealer
                                                                                      Concession
                                                    Investor's Sales Charge           ----------
                                                -----------------------------            As a
                                                    As a              As a            Percentage
                                                 Percentage        Percentage           of the
                                                of the Public      of the Net           Public
       Amount of Investment in                    Offering           Amount            Offering
         Single Transaction                         Price           Invested             Price
       -----------------------                  -------------      ----------         ----------
               Less than $   50,000                 4.75%            4.99%              4.00%
  $ 50,000 but less than $  100,000                 4.00             4.17               3.25
  $100,000 but less than $  250,000                 3.75             3.90               3.00
  $250,000 but less than $  500,000                 2.50             2.56               2.00
  $500,000 but less than $1,000,000                 2.00             2.04               1.60

         CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                                Dealer
                                                                                              Concession
                                                            Investor's Sales Charge           ----------
                                                        -----------------------------            As a
                                                            As a              As a            Percentage
                                                         Percentage        Percentage           of the
                                                        of the Public      of the Net           Public
                Amount of Investment In                   Offering          Amount             Offering
                   Single Transaction                      Price            Invested             Price
                -----------------------                 -------------      ----------         ---------
                     Less than   $   100,000                  1.00%           1.01%             0.75%
        $100,000 but less than   $   250,000                  0.75            0.76              0.50
        $250,000 but less than   $1,000,0000                   .50            0.50              0.40

        There is no sales charge on purchases of $1,000,000 or more of Category I, II or III funds; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

        ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

        In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

        AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

        Exchanges of AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares are considered sales of such Class B shares or Class C shares for purposes of the sales charges and dealer concessions discussed above.

        AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.

                       REDUCTIONS IN INITIAL SALES CHARGES


        Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


        The term "purchaser" means:


        o an individual and his or her spouse or domestic partner, and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other retirement plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);


        o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

              a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

              b. each transmittal must be accompanied by a single check or wire transfer; and

              c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

        o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

        o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

        o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

         1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent

("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, and (ii) Class B and Class C shares of AIM Floating Rate Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.


         Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

         To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, and (ii) Class B and Class C shares of AIM Floating Rate Fund) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.


         PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

         The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--, and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;


         o Any current or retired officer, director, or employee (and members of their immediate family), of PFPC Inc. (formerly known as First Data Investor Services Group).


         o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

         o        Purchases through approved fee-based programs;

         o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds.

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

         o Qualified Tuition Programs created and maintained in accordance with Section 529 of the U.S. Internal Revenue Code of 1986, as amended; or


         o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.



                   CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

         Former GT Global funds Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         Former GT Global funds Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in a Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following:


         o Additional purchases of Class C shares of AIM International Value Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;


         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;


         o        Investment account(s) of AIM;

         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him; and

         o Redemptions of Class C shares, where such redemptions are in connection with employee terminations or withdrawals from (i) a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code; and (ii) a 457 plan, even if more than one beneficiary or participant is involved.


         Upon the redemption of shares of funds in sales charge Categories I and II (see "Sales Charges and Dealer Concessions") purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

         o        Shares held more than 18 months;

         o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o        Private foundations or endowment funds;

         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

         o Shares acquired by exchange from Class A shares of funds in sales charge Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.


                        HOW TO PURCHASE AND REDEEM SHARES

          A complete description of the manner by which shares of each Fund may be purchased appears in the Prospectus under the heading "Purchasing Shares-How to Purchase Shares."

          The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are listed under the caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value." You may also be charged a transaction or other fee by the financial institution managing your account.

          Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectus under the heading "Exchanging Shares."

          Information concerning redemption of the Funds' shares is set forth in each Fund's Prospectus under the caption "Redeeming Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund telephone: or (800) 347-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable
CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. AIM intends to redeem all shares of the Funds in cash.

          The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.


BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.


         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, The Economic Growth and Tax Relief Reconciliation Act of 2001 reduces the backup withholding rate to 30.5% for distributions made after August 6, 2001, and further provides for a phased reduction to 28% for years 2006 and thereafter.


         An investor is subject to backup withholding if:

         (1)      the investor fails to furnish a correct TIN to the Fund, or

         (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         (3) the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         (5) the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

          Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

          Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

     o    a corporation

     o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

     o    the United States or any of its agencies or instrumentalities

     o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

     o a foreign government or any of its political subdivisions, agencies or instrumentalities

     o an international organization or any of its agencies or instrumentalities

     o    a foreign central bank of issue

     o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

     o a futures commission merchant registered with the Commodity Futures Trading Commission

     o    a real estate investment trust

     o    an entity registered at all times during the tax year under the 1940
          Act

     o    a common trust fund operated by a bank under Section 584(a)

     o    a financial institution

     o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

     o    a trust exempt from tax under Section 664 or described in Section 4947

          Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

          IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


          NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.




                          NET ASSET VALUE DETERMINATION

          The net asset value per share of each Fund is normally determined once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of each Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

          Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE.

          Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the customary trading session of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS


          Income dividends and capital gain distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in "Shareholder Information-Purchasing Shares-Special Plans-Automatic Dividend Investment." If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.


TAX MATTERS


          The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


TAXATION OF THE FUNDS

          Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements.


         By qualifying for treatment as a RIC, each Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

          Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


          See "Taxation of Certain Investment Activities" below for a discussion of the tax consequences to each Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities.

EXCHANGE AND REINSTATEMENT PRIVILEGES AND WASH SALES


         If a shareholder disposes of a Fund's shares ("original shares") within 90 days after purchase thereof and subsequently reacquires shares of that Fund or acquires shares of another AIM Fund on which a sales charge normally is imposed ("replacement shares"), without paying the sales charge (or paying a reduced charge) due to an exchange privilege or a reinstatement privilege, then
(1) any gain on the disposition of the original shares will be increased, or the loss thereon decreased, by the amount of the sales charge paid when those shares were acquired and (2) that amount will increase the adjusted basis of the replacement shares that were subsequently acquired. In addition, if a shareholder purchases shares of a Fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of that Fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.


TAXATION OF CERTAIN INVESTMENT ACTIVITIES

          Foreign Taxes. Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source of income is "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the Form 1116 that otherwise is required.

          Passive Foreign Investment Companies. Each Fund may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part of any "excess distribution" received by it on the stock of a PFIC or of any gain on the Fund's disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

          If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


          A holder of stock in any PFIC may elect to include in ordinary income for each taxable year beginning after 1997 the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also will be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.


          Options, Futures and Foreign Currency Transactions. The Funds' use of hedging transactions, such as selling (writing) and purchasing options and futures and entering into forward contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Fund.

          Futures and forward contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain--20% (10% for non-corporate taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 12 months.

          Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, futures and forward contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

          If a Fund has an "appreciated financial position"--generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the same or substantially identical property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time unless the closed transaction exception applies. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.

         Legislation enacted in 1997 lowers the maximum capital gain tax rate from 20% to 18% with respect to capital assets which are held for five years and for which the holding period begins after December 31, 2000. In connection with this new legislation, a Fund may make an election to treat any readily tradable stock it holds on January 1, 2001, as having been sold and reacquired on January 2, 2001, at this closing market price on that date and to treat any other security in its portfolio as having been sold and reacquired on January 1 for an amount equal to its fair market value on that date. If a Fund makes any such election, (when it files its tax return), it will recognize gain, but not loss, on the deemed sale, which may cause a Fund to increase the amount of distributions that the Fund will make in comparison to a fund that did not make such an election. The Funds have not yet determined whether they will make this election with respect to any stock or securities in their respective portfolios.

TAXATION OF THE FUNDS' SHAREHOLDERS


          Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by that Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

          If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

          Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

          The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios at the date of this Statement of Additional Information. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.



                             SHAREHOLDER INFORMATION


         This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."


         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply the Transfer Agent with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to the Transfer Agent in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's or financial intermediary's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SHARE CERTIFICATES. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

         SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Share of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

         TERMS AND CONDITIONS OF EXCHANGE. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to the close of the customary trading session of the NYSE. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

         By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.


         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.


         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY INTERNET. An investor may effect transactions in his account through the Internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that the Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify the Transfer Agent in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

         DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

         For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

         Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

         Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.



                            MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION


          The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

CUSTODIAN AND TRANSFER AGENT

          State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United Sates in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM Fund Services, Inc., a wholly owned subsidiary of AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Transfer Agent such compensation as may be agreed upon from time to time.

Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds. The Bank of New York also serves as Sub-Custodian to facilitate case management.

         Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

INDEPENDENT ACCOUNTANTS

          The Trust's and the Funds' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, conducts annual audits of the Funds' financial statements, assists in the preparation of each Fund's federal and state income tax returns and consults with the Trust as to matters of accounting, regulatory filings, and federal and state income taxation.


          The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


LEGAL MATTERS

          The law firm of Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103, acts as counsel to the Trust and the Funds.

SHAREHOLDER LIABILITY


          Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of October 1, 2001, and the percentage of the outstanding shares held by such holders are set forth below:

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

BIOTECH FUND

         AIM provided the initial capitalization of the Fund and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of the Fund and therefore could be deemed to "control" the Fund as that term is defined in the 1940 Act. It is anticipated that after commencement of the public offering of the Fund's shares, AIM will cease to control the Fund for purposes of the 1940 Act.



                                                                                       PERCENT           PERCENT
                                                                                      OWNED OF          OWNED OF
                                               NAME AND ADDRESS                        RECORD          RECORD AND
FUND                                           OF RECORD OWNER                          ONLY*         BENEFICIALLY
----                                           ---------------                        --------        ------------
Financial Services Fund -
   Class A                                     Merrill Lynch Pierce Fenner & Smith      15.36%            -0-
                                               FBO The Sole Benefit of Customers
                                               4800 Deer Lake Dr East 2nd Floor
                                               Jacksonville, FL 32246

Financial Services Fund -
   Class B                                     Merrill Lynch Pierce Fenner & Smith      11.65%            -0-
                                               FBO The Sole Benefit of Customers
                                               4800 Deer Lake Dr East 2nd Floor
                                               Jacksonville, FL 32246

Financial Services Fund -
   Class C                                     Merrill Lynch Pierce Fenner & Smith      18.28%            -0-
                                               FBO The Sole Benefit of Customers
                                               4800 Deer Lake Dr East 2nd Floor
                                               Jacksonville, FL 32246


----------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                                                       PERCENT           PERCENT
                                                                                      OWNED OF          OWNED OF
                                               NAME AND ADDRESS                        RECORD          RECORD AND
FUND                                           OF RECORD OWNER                          ONLY*         BENEFICIALLY
----                                           ---------------                        --------        ------------
Health Care Fund -
   Class A                                     Merrill Lynch Pierce Fenner & Smith       11.48%            -0-
                                               FBO The Sole Benefit of Customers
                                               4800 Deer Lake Dr East 2nd Floor
                                               Jacksonville, FL 32246

Health Care Fund -
   Class B                                     Merrill Lynch Pierce Fenner & Smith        6.93%            -0-
                                               FBO The Sole Benefit of Customers
                                               4800 Deer Lake Dr East 2nd Floor
                                               Jacksonville, FL 32246

Health Care Fund -
   Class C                                     Merrill Lynch Pierce Fenner & Smith       10.25%            -0-
                                               FBO The Sole Benefit of Customers
                                               4800 Deer Lake Dr East 2nd Floor
                                               Jacksonville, FL 32246

Infrastructure Fund -
   Class A                                     Merrill Lynch Pierce Fenner & Smith        6.58%            -0-
                                               FBO The Sole Benefit of Customers
                                               4800 Deer Lake Dr East 2nd Floor
                                               Jacksonville, FL 32246

Infrastructure Fund -
   Class C                                     ITC CUST Rollover IRA FBO                   -0-           15.36%
                                               David D. Neitzel
                                               10012-63 Ave.
                                               Pleasant Prairie, WI  53158

                                               Donaldson Lufkin Jenrette                  6.61%            -0-
                                               Securities Corporation Inc.
                                               P.O. Box 2052
                                               Jersey City, NJ  07303-9998

                                               ANTC CUST 403B Plan                                        5.76%
                                               CUNY FBO
                                               Hershey Harry Friedman
                                               1367 57 St.
                                               Brooklyn, NY 11219

                                               ANTC CUST Rollover IRA FBO                                 5.28%
                                               Maureen B. Graves
                                               75 Fortune Ln.
                                               St. Louis, MO  63122

                                               ANTC CUST 403B                                             5.14%
                                               FBO
                                               Brooke D. Schuster
                                               2861 S. Dorchestor
                                               Columbus, OH 43221


----------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                                                       PERCENT           PERCENT
                                                                                      OWNED OF          OWNED OF
                                               NAME AND ADDRESS                        RECORD          RECORD AND
FUND                                           OF RECORD OWNER                          ONLY*         BENEFICIALLY
----                                           ---------------                        --------        ------------
Energy Fund -
   Class A                                     Merrill Lynch Pierce Fenner & Smith       8.91%            -0-
                                               FBO The Sole Benefit of Customers
                                               4800 Deer Lake Dr East, 2nd Floor
                                               Jacksonville, FL 32246
Energy Fund -
   Class B                                     Merrill Lynch Pierce Fenner & Smith      10.17%            -0-
                                               FBO The Sole Benefit of Customers
                                               4800 Deer Lake Dr East 2nd Floor
                                               Jacksonville, FL 32246
Energy Fund -
   Class C                                     Merrill Lynch Pierce Fenner & Smith      28.19%            -0-
                                               FBO The Sole Benefit of Customers
                                               4800 Deer Lake Dr East 2nd Floor
                                               Jacksonville, FL 32246

                                               NFSC/FMTC IRA FBO                          -0-            7.64%
                                               Victor Gregory
                                               4707 Albert Road
                                               Bensalem, PA 19020

                                               ANTC CUST Rollover IRA FBO                 -0-            6.81%
                                               David L. Hayward
                                               7602 20th Ave.
                                               Kenosha, WI 53140

                                               Donaldson Lufkin Jenrette                 5.10%            -0-
                                               Securities Corporation Inc.
                                               P. O. Box 2052
                                               Jersey City, NJ  07303-9998

Telecommunications and Technology Fund -
   Class A                                     Merrill Lynch Pierce Fenner & Smith       9.22%            -0-
                                               FBO The Sole Benefit of Customers
                                               4800 Deer Lake Dr East 2nd Floor
                                               Jacksonville, FL 32246

Telecommunications and Technology Fund -
   Class B                                     Merrill Lynch Pierce Fenner & Smith       5.51%            -0-
                                               FBO The Sole Benefit of Customers
                                               4800 Deer Lake Dr East 2nd Floor
                                               Jacksonville, FL 32246

Telecommunications and Technology Fund -
   Class C                                     Merrill Lynch Pierce Fenner & Smith       9.89%            -0-
                                               FBO The Sole Benefit of Customers
                                               4800 Deer Lake Dr East 2nd Floor
                                               Jacksonville, FL 32246


----------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

As of October 1, 2001, the trustees and officers of the Trust owned beneficially less than 1% of the outstanding shares of each class of any Fund.


                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS


          The standard formula for calculating total return is as follows:

                                 P(1+T)(n)= ERV

         Where P      =  a hypothetical initial payment of $1,000.
               T      =  average annual total return (assuming the
                         applicable maximum sales load is deducted at the
                         beginning of the 1, 5, or 10 year periods).
               n      =  number of years.
               ERV    =  ending redeemable value of a hypothetical $1,000
                         payment at the end of the 1, 5, or 10 year periods
                         (or fractional portion of such period).

          The standardized returns for the Class A shares for each of the named Funds, stated as average annual total returns for the one-year, five-year and ten-year periods ended April 30, 2001, (which include the maximum sales charge of 4.75% and reinvestment of all dividends and distributions), were:


                                                           ONE            FIVE           TEN            SINCE
                                                           YEAR           YEARS         YEARS         INCEPTION*
                                                           ----           -----         -----         ----------
Biotech Fund........................................        N/A             N/A           N/A             N/A
Financial Services Fund.............................      12.06%          17.82%          N/A           15.57%
Health Care Fund....................................      32.09%          15.74%        14.02%          15.60%
Infrastructure Fund.................................     (31.16)%          3.36%          N/A           5.56%
Energy Fund.........................................       8.86%          (2.10)%         N/A           3.28%
Telecommunications and Technology Fund..............     (63.91)%         (2.42)%         N/A           5.45%



       * The inception dates for Class A shares of the Funds are as follows:
         Biotech Fund, 12/31/01, Financial Services Fund 05/31/94, Health Care Fund 08/07/89, Infrastructure Fund 05/31/94, Energy Fund 05/31/94 and Telecommunications and Technology Fund 01/27/92.

         The standardized returns for the Class B shares for each of the named Funds, stated as average annual total returns for the one-year, five-year and ten-year periods ended April 30, 2001, (which deduct the maximum applicable contingent deferred sales charge on the redemption of shares held for the period and include reinvestment of all dividends and distributions), were:

                                                          ONE             FIVE           TEN            SINCE
                                                          YEAR            YEARS         YEARS         INCEPTION*
                                                          ----            -----         -----         ----------
Biotech Fund........................................        N/A             N/A           N/A            N/A
Financial Services Fund.............................      12.03%          18.20%          N/A          15.82%
Health Care Fund....................................      33.01%          16.08%          N/A          18.37%
Infrastructure Fund.................................     (31.06)%          3.56%          N/A           5.77%
Energy Fund.........................................       8.79%          (1.98)%         N/A           3.49%
Telecommunications and Technology Fund..............     (63.85)%         (2.19)%         N/A           4.86%



       * The inception dates for Class B shares of the Funds are as follows:
         Biotech Fund, 12/31/01, Financial Services Fund 05/31/94, Health Care Fund 04/01/93, Infrastructure Fund 05/31/94, Energy Fund 05/31/94 and Telecommunications and Technology Fund 04/01/93.

          The standardized returns for the Class C shares for each of the named Funds, stated as average annual total returns for the one-year, five-year and ten-year periods ended April 30, 2001, (which include the maximum sales charge of 4.75% and reinvestment of all dividends and distributions), were:



                                                         ONE           FIVE            TEN            SINCE
                                                         YEAR          YEARS          YEARS         INCEPTION*
                                                         ----          -----          -----         ----------
Biotech Fund........................................      N/A            N/A           N/A              N/A
Financial Services Fund.............................    16.03%           N/A           N/A            18.31%
Health Care Fund....................................    36.95%           N/A           N/A            21.34%
Infrastructure Fund.................................   (28.76)%          N/A           N/A            31.64%
Energy Fund.........................................    12.87%           N/A           N/A            14.72%
Telecommunications and Technology Fund..............   (62.58)%          N/A           N/A           (14.80)%



       * The inception dates for Class C shares of Financial Services Fund, Health Care Fund, Infrastructure Fund, Energy Fund and
          Telecommunications and Technology Fund is 03/01/99 and for Biotech Fund is 12/31/01.


          Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                P(1+U)(n) = ERV

          Where P    =  a hypothetical initial payment of $1,000.
                U    =  average annual total return assuming payment of
                        only a stated portion of, or none of, the applicable
                        maximum sales load at the beginning of the stated
                        period.
                n    =  number of years.
                ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


          The non-standardized returns for Class A shares for each of the named Funds (not taking the sales charges into account and including reinvestment of all dividends and distributions), stated as average annual total returns for the one-year, five-year and ten-year periods ended April 30, 2001, were:

                                                          ONE            FIVE           TEN           SINCE
                                                          YEAR           YEARS         YEARS        INCEPTION*
                                                          ----           -----         -----        ----------
                                                                                                         N/A
Energy..............................................                      14.33%       (1.14)%           4.01%
Financial Services Fund.............................      17.62%          18.98%         N/A            16.39%
Health Care Fund....................................      38.66%          16.88%       14.58%           16.08%
Infrastructure......................................     (27.72)%          4.36%         N/A             6.30%
Telecommunications and Technology Fund..............     (62.11)%         (1.47)%        N/A             6.01%



        * The inception dates for Class A shares of the Funds are as follows:
          Financial Services Fund 05/31/94, Health Care Fund 08/07/89 and Telecommunications and Technology Fund 01/27/92.

          The non-standardized returns for Class B shares for each of the named Funds (not taking the sales charges into account), stated as average annual total returns for the one-year, five-year and ten-year periods ended April 30, 2001, were:



                                                          ONE             FIVE           TEN            SINCE
                                                          YEAR            YEARS         YEARS         INCEPTION*
                                                          ----            -----         -----         ----------
Health Care Fund....................................      38.01%          16.30%         N/A            18.37%
Telecommunications and Technology Fund..............     (62.28)%         (1.95)%        N/A             4.86%



        * The inception dates for Class B shares of the Funds are as follows:
          Health Care Fund 04/01/93 and Telecommunications and Technology Fund 04/01/93.

          The non-standardized returns for Class C shares for each of the named Funds, stated as average annual total returns for the one-year, five-year and ten-year periods ended April 30, 2001, were:



                                                           ONE         FIVE            TEN             SINCE
                                                          YEAR         YEARS          YEARS          INCEPTION*
                                                          ----         -----          -----          ----------
Health Care Fund....................................      37.95%        n/a            n/a              21.34%
Telecommunications and Technology Fund..............     (62.27)%       n/a            n/a             (14.80)%


        * The inception date for Class C shares for Health Care Fund and Telecommunications and Technology Fund is 03/01/99.

          Cumulative total return across a stated period may be calculated as follows:

                                P(1+V)(n) = ERV

          Where  P    =  a hypothetical initial payment of $1,000.
                 V    =  cumulative total return assuming payment of all of,
                         a stated portion of, or none of, the applicable
                         maximum sales load at the beginning of the stated
                         period.
                 n    =  number of years.
                 ERV  =  ending redeemable value of a hypothetical $1,000
                         payment at the end of the stated period.


          The non-standardized returns (not taking sales charges into account) for the Class A shares for each of the named Funds, stated as cumulative total returns for the one-year, five-year and ten-year periods ended April 30, 2001, were:

                                                           ONE            FIVE          TEN            SINCE
                                                          YEAR            YEARS        YEARS         INCEPTION*
                                                          ----            -----        -----         ----------
Biotech Fund........................................        N/A             N/A          N/A              N/A
Financial Services Fund.............................      17.62%         138.44%         N/A           185.64%
Health Care Fund....................................      38.66%         118.08%      290.00%          474.64%
Infrastructure Fund.................................     (27.72)%        23.80%          N/A            52.62%
Energy Fund.........................................      14.33%         (5.55)%         N/A            31.24%
Telecommunications and Technology Fund..............     (62.11)%        (7.13)%         N/A            71.61%



       * The inception dates for Class A shares of the Funds are as follows:
         Biotech Fund 12/31/01, Financial Services Fund 05/31/94, Health Care Fund 08/07/89, Infrastructure Fund 05/31/94, Energy Fund 05/31/94 and Telecommunications and Technology Fund 01/27/92.

         The non-standardized returns (not taking sales charges into account) for the Class B shares for each of the named Funds, stated as cumulative total returns for the one-year, five-year and ten-year periods ended April 30, 2001, were:



                                                          ONE            FIVE         TEN             SINCE
                                                         YEAR            YEARS       YEARS          INCEPTION*
                                                         ----            -----       -----          ----------
Biotech Fund........................................        N/A             N/A        N/A                N/A
Financial Services Fund.............................      17.03%         132.72%       N/A             171.08%
Health Care Fund....................................      38.01%         112.72%       N/A             290.73%
Infrastructure Fund.................................     (28.09)%         20.70%       N/A              47.42%
Energy Fund.........................................      13.79%          (7.81)%      N/A              26.81%
Telecommunications and Technology Fund..............     (62.28)%         (9.37)%      N/A              46.71%



        * The inception dates for Class B shares of the Funds are as follows:
          Biotech Fund 12/30/94, Financial Services Fund 05/31/94, Health Care Fund 04/01/93, Infrastructure Fund 05/31/94, Energy Fund 05/31/94 and Telecommunications and Technology Fund 04/01/93.

          The non-standardized returns (not taking sales charges into account) for the Class C shares for each of the named Funds, stated as cumulative total returns for the one-year, five-year and ten-year periods ended April 30, 2001, were:



                                                           ONE          FIVE           TEN             SINCE
                                                          YEAR          YEARS         YEARS          INCEPTION*
                                                          ----          -----         -----          ----------
Biotech Fund........................................        N/A          N/A           N/A                N/A
Financial Services Fund.............................      17.03%         N/A           N/A              43.89%
Health Care Fund....................................      37.95%         N/A           N/A              51.99%
Infrastructure Fund.................................     (28.16)%        N/A           N/A               6.97%
Energy Fund.........................................      13.87%         N/A           N/A              34.60%
Telecommunications and Technology Fund..............     (62.27)%        N/A           N/A             (29.30)%



        * The inception date for Class C shares of Financial Services Fund, Health Care Fund, Infrastructure Fund, Energy Fund and
          Telecommunications and Technology Fund is 03/01/99 and of Biotech Fund is 12/31/01.

          The standardized returns (which include the maximum sales charge of 4.75% and reinvestment of all dividends and distributions) for the Class A shares for each of the named Funds, stated as cumulative total returns for the one-year, five-year and ten-year periods ended April 30, 2001, were:



                                                           ONE            FIVE         TEN             SINCE
                                                          YEAR            YEARS       YEARS          INCEPTION*
                                                          ----            -----       -----          ----------
Biotech Fund........................................        N/A             N/A          N/A             N/A
Financial Services Fund.............................      12.06%         127.05%         N/A          172.07%
Health Care Fund....................................      32.09%         107.73%      271.41%         447.33%
Infrastructure Fund.................................     (31.16)%         17.94%         N/A           45.37%
Energy Fund.........................................       8.86%         (10.05)%        N/A           25.01%
Telecommunications and Technology Fund..............     (63.91)%        (11.53)%        N/A           63.46%



        * The inception dates for Class A shares of each Fund are as follows:
          Financial Services Fund 05/31/94, Health Care Fund 08/07/89, Infrastructure Fund 05/31/94, Energy Fund 05/31/94, and
          Telecommunications and Technology Fund 01/27/92.

          The standardized returns (which deduct the maximum applicable contingent deferred sales charge on the redemption of shares held for the period and include reinvestment of all dividends and distributions) for the Class B shares for each of the named Funds, stated as cumulative total returns for the one-year, five-year and ten-year periods April 30, 2001 were:



                                                          ONE            FIVE          TEN           SINCE
                                                         YEAR            YEARS        YEARS        INCEPTION*
                                                         ----            -----        -----        ----------
Biotech Fund........................................        N/A             N/A        N/A               N/A
Financial Services Fund.............................      12.03%         130.72%       N/A            176.08%
Health Care Fund....................................      33.01%         110.72%       N/A            290.73%
Infrastructure Fund.................................     (31.06)%         19.12%       N/A             47.42%
Energy Fund.........................................       8.79%          (9.52)%      N/A             26.81%
Telecommunications and Technology Fund..............     (63.85)%         70.49%       N/A             46.71%



        * The inception dates for Class B shares of each Fund are as follows:
          Financial Services Fund 05/31/94, Health Care Fund 04/01/93, Infrastructure Fund 05/31/94, Energy Fund 05/31/94, and
          Telecommunications and Technology Fund 04/01/93.

          The standardized returns for the Class C shares for each of the named Funds, stated as cumulative total returns for the one-year, five-year and ten-year periods ended April 30, 2001, were:



                                                           ONE          FIVE           TEN           SINCE
                                                          YEAR          YEARS         YEARS        INCEPTION*
                                                          ----          -----         -----        ----------
Biotech Fund........................................        N/A          N/A           N/A                N/A
Financial Services Fund.............................      16.03%         N/A           N/A              43.89%
Health Care Fund....................................      36.95%         N/A           N/A              51.99%
Infrastructure Fund.................................      28.76%         N/A           N/A               6.97%
Energy Fund.........................................      12.87%         N/A           N/A              34.60%
Telecommunications and Technology Fund..............     (62.58)%        N/A           N/A             (29.30)%



        * The inception date for Class C shares of Financial Services Fund, Health Care Fund, Infrastructure Fund, Energy Fund and
          Telecommunications and Technology Fund is 03/01/99 and Biotech Fund is 12/31/01.

          Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.


PERFORMANCE INFORMATION


          All advertisements of a Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

          A Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.


         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.


From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.

          A practice of waiving or reducing fees or reimbursing expenses will have the effect of increasing that Fund's yield and total return. The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.


         Some or all of the Funds may participate in the IPO market, and a significant portion of those Funds' returns may be attributable to their investment in IPOs, which have a magnified impact due to the Funds' small asset bases. There is no guarantee that as the Funds' assets grow, they will continue to invest to the same degree in IPOs or that they will experience substantially similar performance.


         Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

Advertising Age              Fortune                    New York Times
Barron's                     Global Finance             Pension World
Best's Review                Hartford Courant Inc.      Pensions & Investments
Broker World                 Institutional Investor     Personal Investor
Business Week                Insurance Forum            Financial Services Week
Changing Times               Insurance Week             Philadelphia Inquirer
Christian Science Monitor    Investor's Daily           Smart Money
Consumer Reports             Journal of the American    USA Today
Economist                      Society of CLU & ChFC    U.S. News & World Report
EuroMoney                    Kiplinger Letter           Wall Street Journal
FACS of the Week             Money                      Washington Post
Financial Planning           Mutual Fund Forecaster     CNN
Financial Product News       Mutual Fund Magazine       CNBC
Financial World              Nation's Business          PBS
Forbes

          The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

Bank Rate National Monitor Index                                Moody's Investors Service (publications)
Bear Stearns Foreign Bond Index                                 Morgan Stanley Capital International All Country
Bond Buyer Index                                                  (AC) World Index
CDA/Wiesenberger Investment Company Services                    Morgan Stanley Capital International Emerging
  (data and mutual fund rankings                                  Latin America Index
  and comparisons)                                              Morgan Stanley Capital International Emerging
CNBC/Financial News Composite Index                               Markets Latin America Free Index
COFI                                                            Morningstar, Inc. (data and mutual fund rankings
Consumer Price Index                                              and comparisons)
Datastream                                                      NASDAQ
Donoghue's                                                      Organization for Economic Cooperation and
Dow Jones Industrial Average                                      Development (publications)

EAFE Index                                                      Salomon Brothers Global Telecommunications
First Boston High Yield Index                                     Index
Fitch IBCA, Inc. (publications)                                 Salomon Brothers World Government Bond
Ibbotson Associates International Bond Index                      Index -Non-U.S.
International Bank for Reconstruction and                       Salomon Brothers World Government Bond Index
  Development (publications)                                    Standard & Poor's (publications)
 Index                                                          Standard & Poor's 500 Index
International Finance Corporation Emerging                      Stangar
  Markets Database                                              Wilshire Associates
International Financial Statistics                              World Bank (publications and reports)
Lehman Bond Indices                                             The World Bank Publication of Trends in
Lipper Inc. (data and mutual fund rankings                        Developing Countries
  and comparisons)                                              Worldscope
Micropal, Inc. (data and mutual fund rankings
   and comparisons)


          Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

          10-year Treasuries
          30-year Treasuries
          30-day Treasury Bills

          Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

          From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

          Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.


GENERAL INFORMATION ABOUT THE FUNDS

          Each Fund may invest worldwide across industries within the Fund's area of concentration without national or regional restrictions. The ability of each Fund to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

          Each Fund's area of concentration reflects the underlying theme of the Fund. AIM Distributors believes that there are certain social, political and economic trends that may benefit one or more industries within a Fund's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

BIOTECH FUND

          From time to time the Fund and AIM Distributors will quote information including data regarding:

          o    The number of drug targets and approved drugs

          o    Profits, anticipated profits and earnings of biotech companies

          o More specified approaches to healthcare, drug discovery, and diagnosis process

          o New technologies and tools to speed/assist the drug discovery process

          o    New developments and discoveries in the biotech industry

          o Announcements, regulations and decisions made by the FDA and other regulatory agencies

          o Demographic information related to age, life expectancy, mortality and population of various regions, countries and age groups.

          o Expenditures by various countries, regions and age groups on health care

          o Acquisitions, mergers and partnerships between biotechnology firms and pharmaceutical or other health-related companies


          The information quoted has not been independently verified by a Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

          o    Third-party research firms

          o    The FDA and other regulatory agencies

          o    The World Bank and related publications

          o Morgan Stanley Capital International stock market industry indices

          o    U.S. Census Bureau

          o    Various biotechnology, medical and health-related journals

HEALTH CARE FUND


          From time to time the Fund and AIM Distributors will quote information including data regarding:

          o Trading volume, number of listed companies and the largest companies of the global health care industry

          o Expenditures by various countries, regions and age groups on health care

          o    Population of countries, regions and age groups

          o Natality and mortality rates in various regions, countries and age groups

          o Life expectancy rates in various regions, countries and age groups

          o    New health care products and products seeking approval

          o Health maintenance organizations (HMOs) and their enrollment growth

          o Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

          o    Medical technology and devices in use or in development

          o    Regulatory environment of health care industries

          o    Consolidation in the health care industries

          The information quoted has not been independently verified by a Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

          o Research firms such as Mehta and Isaly which publishes Pharmaceutical Portfolio Recommendations

          o OECD and its publications such as the OECD Health Data, as supplemented annually

          o Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

          o The World Bank and its publications such as The World Development Report, as supplemented annually

          o    IFC and publications such as the Emerging Stock Markets Factbook


INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES


          The Fund and the Advisor believe that certain market and demographic factors merit an investor's consideration when making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate. The Advisor expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Advisor, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.

          The Advisor believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Advisor, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and AIM Distributors will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data that is believed to be reliable and accurate.

TELECOMMUNICATIONS AND TECHNOLOGY FUND


          From time to time the Fund and AIM Distributors will quote information including data regarding:

          o Increased usage of new technologies such as, but not limited to, cellular and wireless communications in emerging and established countries around the world

          o    Supply and demand of telephone equipment and services

          o    Regulatory environment of telecommunications industries

          o Revenue, price and usage of telecommunications products and services

          o    Privatization and/or deregulation of telecommunications companies

          The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

          o Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

          o OECD and other publications from its subsidiaries such as the International Telecommunications Union

          o Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

          o International Technology Consultants, a Washington D.C. based firm which publishes reports such as Eastern European & Soviet Telecom Report and Latin American Telecom Report

          o    Telegeography and other publications


DEREGULATION IN THE UNITED STATES


          The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Advisor expects this scenario to continue to benefit such companies in the U.S. and to similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.


INFRASTRUCTURE FUND


          From time to time the Fund and AIM Distributors may quote information including:

          o Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure-related products and services

          o    Regulatory environment of infrastructure industries

          o Quantity and costs of current and projected infrastructure projects

          o    Privatization of industries and companies

          o New technologies, products and services used in infrastructure industries

          o    Infrastructure Finance Magazine and other periodicals


FINANCIAL SERVICES FUND


          From time to time the Fund and AIM Distributors may quote information including:

          o    Supply and demand of financial services

          o    Regulatory environment of financial service industries

          o    Credit ratings of U.S. and non-U.S. banks

          o New technologies, products and services used in the financial services industries

          o    Consolidation in the financial services industries


ENERGY FUND


          From time to time the Fund and AIM Distributors may quote information including:

          o    Supply, demand and prices of natural resources

          o    Regulatory environment of natural resources

          o Supply, demand and prices of products manufactured from natural resources

          o New technologies, products and services used in the natural resources industries

                                    APPENDIX

DESCRIPTION OF BOND RATINGS


          Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA--An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA--An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A--An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB--An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C--Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB--An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B--An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC--An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC--An obligation rated "CC" is currently highly vulnerable to nonpayment. C--The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D--An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


DESCRIPTION OF COMMERCIAL PAPER RATINGS


          Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2--Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."


ABSENCE OF RATING


          Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

          Should no rating be assigned, the reason may be one of the following:

               1.   An application for rating was not received or accepted.

               2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

               3. There is a lack of essential data pertaining to the issue or issuer.

               4. The issue was privately placed, in which case the rating is not published in Moody's publications.

          Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

          Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS






                                       FS

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Shareholders of AIM Global Financial Services Fund and Board of Trustees of AIM Investment Funds:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Financial Services Fund at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       December 18, 2000

SCHEDULE OF INVESTMENTS

October 31, 2000

                                                     MARKET
                                     SHARES          VALUE
DOMESTIC COMMON STOCKS-85.53%

BANKS (MAJOR REGIONAL)-13.22%

Bank of New York Co., Inc. (The)       157,000   $    9,037,312
---------------------------------------------------------------
FleetBoston Financial Corp.            130,000        4,940,000
---------------------------------------------------------------
Mellon Financial Corp.                  47,000        2,267,750
---------------------------------------------------------------
PNC Financial Services Group            39,000        2,608,125
---------------------------------------------------------------
State Street Corp.                      27,000        3,367,980
---------------------------------------------------------------
Wells Fargo Co.                        116,000        5,372,250
===============================================================
                                                     27,593,417
===============================================================

BANKS (MONEY CENTER)-3.78%

Bank of America Corp.                   23,000        1,105,437
---------------------------------------------------------------
Chase Manhattan Corp. (The)            149,000        6,779,500
===============================================================
                                                      7,884,937
===============================================================

BANKS (REGIONAL)-1.96%

Firstar Corp.                          121,000        2,382,187
---------------------------------------------------------------
Silicon Valley Bancshares(a)            37,000        1,711,250
===============================================================
                                                      4,093,437
===============================================================

COMPUTERS (SOFTWARE & SERVICES)-1.50%

Henry (Jack) & Associates               30,000        1,650,000
---------------------------------------------------------------
Intuit Inc.(a)                          24,000        1,474,500
===============================================================
                                                      3,124,500
===============================================================

CONSUMER FINANCE-5.86%

Capital One Financial Corp.             78,000        4,923,750
---------------------------------------------------------------
MBNA Corp.                              96,000        3,606,000
---------------------------------------------------------------
Providian Financial Corp.               35,600        3,702,400
===============================================================
                                                     12,232,150
===============================================================

ELECTRICAL EQUIPMENT-1.55%

General Electric Co.                    59,000        3,233,937
===============================================================

FINANCIAL (DIVERSIFIED)-14.96%

American Express Co.                    90,000        5,400,000
---------------------------------------------------------------
Associates First Capital
  Corp.-Class A                         25,000          928,125
---------------------------------------------------------------
Citigroup Inc.                         160,666        8,455,048
---------------------------------------------------------------
Fannie Mae                              33,500        2,579,500
---------------------------------------------------------------
Freddie Mac                             44,000        2,640,000
---------------------------------------------------------------
J.P. Morgan & Co., Inc.                 28,000        4,634,000
---------------------------------------------------------------
PMI Group, Inc. (The)                   31,500        2,327,062
---------------------------------------------------------------
SEI Investments Co.                     47,000        4,265,250
===============================================================
                                                     31,228,985
===============================================================

INSURANCE (LIFE/HEALTH)-2.49%

AFLAC, Inc.                             59,000        4,310,687
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
INSURANCE (LIFE/HEALTH)-(CONTINUED)

Nationwide Financial Services,
  Inc.-Class A                          18,000   $      875,250
===============================================================
                                                      5,185,937
===============================================================

INSURANCE (MULTI-LINE)-2.99%

American International Group,
  Inc.                                  63,750        6,247,500
===============================================================

INSURANCE (PROPERTY-CASUALTY)-2.14%

Radian Group Inc.                       63,000        4,465,125
===============================================================

INSURANCE BROKERS-5.96%

Aon Corp.                              123,000        5,096,813
---------------------------------------------------------------
Marsh & McLennan Cos., Inc.             56,200        7,348,150
===============================================================
                                                     12,444,963
===============================================================

INVESTMENT BANKING/BROKERAGE-15.14%

Goldman Sachs Group, Inc. (The)         43,000        4,291,938
---------------------------------------------------------------
Legg Mason, Inc.                        72,000        3,739,500
---------------------------------------------------------------
Lehman Brothers Holdings, Inc.         105,200        6,785,400
---------------------------------------------------------------
Merrill Lynch & Co., Inc.               54,000        3,780,000
---------------------------------------------------------------
Morgan Stanley Dean Witter & Co.        69,200        5,557,623
---------------------------------------------------------------
Schwab (Charles) Corp. (The)            75,300        2,644,913
---------------------------------------------------------------
TD Waterhouse Group, Inc.(a)           147,000        2,434,688
---------------------------------------------------------------
Waddell & Reed Financial,
  Inc.-Class A                          74,000        2,358,750
===============================================================
                                                     31,592,812
===============================================================

INVESTMENT MANAGEMENT-7.64%

Affiliated Managers Group,
  Inc.(a)                               21,000        1,262,625
---------------------------------------------------------------
Alliance Capital Management
  Holding L.P.                          45,000        2,160,000
---------------------------------------------------------------
Investors Financial Services
  Corp.                                111,000        7,957,313
---------------------------------------------------------------
Stilwell Financial, Inc.               101,700        4,557,431
===============================================================
                                                     15,937,369
===============================================================

SAVINGS & LOAN COMPANIES-1.69%

Golden West Financial Corp.             63,000        3,531,938
===============================================================

SERVICES (DATA PROCESSING)-4.65%

Concord EFS, Inc.(a)                   134,000        5,535,875
---------------------------------------------------------------
First Data Corp.                        83,000        4,160,375
===============================================================
                                                      9,696,250
===============================================================
    Total Domestic Common Stocks
      (Cost $131,621,239)                           178,493,257
===============================================================

FOREIGN STOCKS-8.32%

BERMUDA-1.15%

ACE Ltd.
  (Insurance-Property-Casualty)         61,000        2,394,250
===============================================================

CANADA-0.81%

AGF Management Ltd.-Class B
  (Investment Management)              101,000        1,679,696
===============================================================

                                                     MARKET
                                     SHARES          VALUE
FOREIGN STOCKS-(CONTINUED)

FRANCE-1.56%

Assurances Generales de France
  (Insurance-Multi-Line)                28,700   $    1,570,975
---------------------------------------------------------------
BNP Paribas (Banks-Major
  Regional)                              7,500          646,671
---------------------------------------------------------------
Societe Generale-Class A
  (Banks-Major Regional)                18,200        1,033,299
===============================================================
                                                      3,250,945
===============================================================

GERMANY-0.30%

Tecis Holding A.G.
  (Computers-Software & Services)        8,600          621,823
===============================================================

HONG KONG-1.19%

Dah Sing Financial Group
  (Banks-Regional)                     580,800        2,494,781
===============================================================

JAPAN-0.76%

Nikko Securities Co., Ltd. (The)
  (Investment Banking/Brokerage)        94,000          811,511
---------------------------------------------------------------
Nomura Securities Co., Ltd.
  (Investment Banking/Brokerage)        37,000          784,998
===============================================================
                                                      1,596,509
===============================================================

MEXICO-0.72%

Grupo Financiero Banamex Accival,
  S.A. de C.V. (Banacci)
  (Financial-Diversified)(a)           966,000        1,501,230
===============================================================

                                                     MARKET
                                     SHARES          VALUE
NETHERLANDS-0.36%

Aegon N.V.
  (Insurance-Life/Health)               18,526   $      747,987
===============================================================

SINGAPORE-0.82%

DBS Group Holdings Ltd.
  (Banks-Money Center)                 146,040        1,721,248
===============================================================

SWITZERLAND-0.22%

Julius Baer Holding A.G.-Class B
  (Banks-Major Regional)                    95          470,428
===============================================================

UNITED KINGDOM-0.43%

Royal Bank of Scotland Group PLC
  (Banks-Major Regional)                39,600          889,145
===============================================================
    Total Foreign Stocks (Cost
      $14,601,545)                                   17,368,042
===============================================================

MONEY MARKET FUNDS-7.60%

STIC Liquid Assets Portfolio(b)      7,926,160        7,926,160
---------------------------------------------------------------
STIC Prime Portfolio(b)              7,926,160        7,926,160
===============================================================
    Total Money Market Funds (Cost
      $15,852,320)                                   15,852,320
===============================================================
TOTAL INVESTMENTS-101.45% (Cost $162,075,104)       211,713,619
---------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS-(1.45%)                (3,033,418)
---------------------------------------------------------------
NET ASSETS-100.00%                               $  208,680,201
_______________________________________________________________
===============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000

ASSETS:

Investments, at market value (cost
  $162,075,104)                                 $211,713,619
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,392,553
------------------------------------------------------------
  Fund shares sold                                 2,114,208
------------------------------------------------------------
  Dividends                                          254,728
------------------------------------------------------------
Collateral for securities loaned                      82,365
------------------------------------------------------------
Other assets                                          24,315
============================================================
    Total assets                                $215,581,788
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,009,453
------------------------------------------------------------
  Fund shares reacquired                             247,962
------------------------------------------------------------
  Collateral upon return of securities loaned         82,365
------------------------------------------------------------
Accrued advisory fees                                222,630
------------------------------------------------------------
Accrued administrative services fees                   4,235
------------------------------------------------------------
Accrued distribution fees                            144,076
------------------------------------------------------------
Accrued trustees' fees                                   916
------------------------------------------------------------
Accrued transfer agent fees                           42,714
------------------------------------------------------------
Accrued operating expenses                           147,236
============================================================
    Total liabilities                              6,901,587
============================================================
Net assets applicable to shares outstanding     $208,680,201
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $ 95,393,307
____________________________________________________________
============================================================
Class B                                         $ 92,342,864
____________________________________________________________
============================================================
Class C                                         $ 20,944,030
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            3,838,859
____________________________________________________________
============================================================
Class B                                            3,825,860
____________________________________________________________
============================================================
Class C                                              867,729
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      24.85
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $24.85 divided by
      95.25%)                                   $      26.09
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      24.14
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      24.14
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $22,386)                                       $ 1,332,092
------------------------------------------------------------
Dividends from affiliated money market funds         690,406
------------------------------------------------------------
Interest                                               1,441
------------------------------------------------------------
Security lending income                               13,796
============================================================
    Total investment income                        2,037,735
============================================================

EXPENSES:

Advisory fees                                      1,192,263
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        27,220
------------------------------------------------------------
Distribution fees -- Class A                         270,409
------------------------------------------------------------
Distribution fees -- Class B                         601,612
------------------------------------------------------------
Distribution fees -- Class C                          76,274
------------------------------------------------------------
Transfer agent fees                                  301,421
------------------------------------------------------------
Trustees' fees                                         9,675
------------------------------------------------------------
Other                                                251,024
============================================================
    Total expenses                                 2,779,898
============================================================
Less: Expense reimbursement                           (2,650)
------------------------------------------------------------
    Expenses paid indirectly                          (1,819)
============================================================
    Net expenses                                   2,775,429
============================================================
Net investment income (loss)                        (737,694)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            3,538,391
------------------------------------------------------------
  Foreign currencies                                 (41,849)
------------------------------------------------------------
  Option contracts written                            31,268
============================================================
                                                   3,527,810
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           31,447,967
------------------------------------------------------------
  Foreign currencies                                  (9,885)
============================================================
                                                  31,438,082
============================================================
Net gain from investment securities, foreign
  currencies and option contracts                 34,965,892
============================================================
Net increase in net assets resulting from
  operations                                     $34,228,198
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2000 and 1999

                                                                  2000            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (737,694)   $   (280,309)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              3,527,810      18,854,118
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           31,438,082       8,883,185
==========================================================================================
    Net increase in net assets resulting from operations        34,228,198      27,456,994
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (343,444)        (27,914)
------------------------------------------------------------------------------------------
  Class B                                                         (299,755)             --
------------------------------------------------------------------------------------------
  Class C                                                          (16,237)             --
------------------------------------------------------------------------------------------
  Advisor Class*                                                   (29,048)        (62,446)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (5,350,283)        (50,561)
------------------------------------------------------------------------------------------
  Class B                                                       (8,341,879)        (88,384)
------------------------------------------------------------------------------------------
  Class C                                                         (287,630)             --
------------------------------------------------------------------------------------------
  Advisor Class*                                                  (226,554)        (16,133)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       54,920,598      (6,952,812)
------------------------------------------------------------------------------------------
  Class B                                                       34,809,580     (14,361,940)
------------------------------------------------------------------------------------------
  Class C                                                       18,134,821         578,307
------------------------------------------------------------------------------------------
  Advisor Class*                                                  (431,451)    (11,056,810)
==========================================================================================
    Net increase (decrease) in net assets                      126,766,916      (4,581,699)
==========================================================================================

NET ASSETS:

  Beginning of year                                             81,913,285      86,494,984
==========================================================================================
  End of year                                                 $208,680,201    $ 81,913,285
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $156,893,899    $ 46,550,387
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        17,702         736,025
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and option contracts          2,141,329      16,437,684
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          49,627,271      18,189,189
==========================================================================================
                                                              $208,680,201    $ 81,913,285
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Financial Services Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is long-term growth of capital. At a meeting held on May 23 and 24, 2000, the Board of Trustees approved a restructuring of the Fund to eliminate the master-feeder structure. The Fund, which had invested substantially all of its investable assets in the Global Financial Services Portfolio (the "Portfolio"), a Delaware business trust, would now invest directly in the securities in which the Portfolio had invested. The restructuring of the Fund was approved by Shareholders of the Fund at a meeting held on September 1, 2000 and was completed on September 8, 2000.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2000, undistributed net investment income was increased by $707,855, undistributed net realized gains decreased by $3,617,819 and paid in capital increased by $2,909,964 as a result of book/tax differences due to utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, foreign currency transactions, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. During the year ended October 31, 2000, AIM reimbursed expenses of $2,650.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2000, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended October 31, 2000, AFS was paid $17,089 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $270,409, $601,612 and $76,274, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $133,801 from sales of the Class A shares of the Fund during the year ended October 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2000, AIM Distributors received $10,205 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,717 and reductions in custodian fees of $102 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,819.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly and failed to return the securities.
  At October 31, 2000, securities with an aggregate value of $80,750 were on loan to brokers. The loans were secured by cash collateral of $82,365 received by the Fund. For the year ended October 31, 2000, the Fund received fees of $13,796 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2000 was $131,748,172 and $46,041,929, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $49,594,650
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (183,390)
=========================================================
Net unrealized appreciation of investment
  securities                                  $49,411,260
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $162,302,359.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2000 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of year                      --       $      --
---------------------------------------------------------
Written                               280         157,233
---------------------------------------------------------
Closed                               (280)       (157,233)
=========================================================
End of year                            --       $      --
_________________________________________________________
=========================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2000 and 1999 were as follows:

                                                                         2000                          1999
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      3,708,161    $ 84,155,054       833,262    $ 17,299,042
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,343,916      50,065,435       676,623      13,852,370
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       910,841      19,615,087        32,543         712,656
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 70,059       1,508,705        27,443         605,576
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        273,338       5,297,291         4,035          73,215
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        424,196       8,021,011         4,616          82,070
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                        11,109         210,474            --              --
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 12,981         253,124         4,287          78,579
======================================================================================================================
Conversion of Advisor Class shares to Class A shares***:
  Class A                                                        105,329       2,017,059            --              --
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                               (104,619)     (2,017,059)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (1,582,015)    (36,548,806)   (1,170,739)    (24,325,069)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,131,468)    (23,276,866)   (1,411,988)    (28,296,380)
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       (80,911)     (1,690,740)       (5,853)       (134,349)
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 (8,213)       (176,221)     (537,683)    (11,740,965)
======================================================================================================================
                                                               4,952,704    $107,433,548    (1,543,454)   $(31,793,255)
______________________________________________________________________________________________________________________
======================================================================================================================

*   Class C shares commenced sales on March 1, 1999.
** Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                              2000(a)    1999(a)    1998(a)    1997(a)    1996(a)
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period                          $23.23     $17.05     $17.22     $14.20     $11.92
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)     (0.02)      0.07       0.04       0.05
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        5.87       6.25       0.37       3.97       2.36
=================================================================================================================
    Total from investment operations                            5.80       6.23       0.44       4.01       2.41
=================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.25)     (0.02)     (0.01)        --      (0.12)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (3.93)     (0.03)     (0.60)     (0.99)     (0.01)
=================================================================================================================
    Total distributions                                        (4.18)     (0.05)     (0.61)     (0.99)     (0.13)
=================================================================================================================
Net asset value, end of period                                $24.85     $23.23     $17.05     $17.22     $14.20
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                30.06%     36.62%      2.53%     29.91%     20.21%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $95,393    $30,987    $28,433    $29,639     $7,302
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                2.00%(c)   1.99%      1.97%      2.29%      2.32%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             2.00%(c)   2.12%      1.99%      2.36%      3.39%
=================================================================================================================
Ratio of net investment income (loss) to average net assets    (0.33)%(c) (0.08)%     0.37%      0.23%      0.41%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                           41%       107%       111%        91%       103%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges.
(c) Ratios are based on average daily net assets of $54,081,791.

                                                                                    CLASS B
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                              2000(a)    1999(a)    1998(a)    1997(a)    1996(a)
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period                          $22.67     $16.71     $16.97     $14.06     $11.83
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.18)     (0.12)     (0.02)     (0.04)     (0.01)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        5.72       6.11       0.37       3.94       2.34
=================================================================================================================
    Total from investment operations                            5.54       5.99       0.35       3.90       2.33
=================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.14)        --      (0.01)        --      (0.09)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (3.93)     (0.03)     (0.60)     (0.99)     (0.01)
=================================================================================================================
    Total distributions                                        (4.07)     (0.03)     (0.61)     (0.99)     (0.10)
=================================================================================================================
Net asset value, end of period                                $24.14     $22.67     $16.71     $16.97     $14.06
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                29.40%     35.91%      2.08%     29.13%     19.81%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $92,343    $49,619    $48,785    $47,585     $9,886
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                2.50%(c)   2.49%      2.47%      2.79%      2.82%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             2.50%(c)   2.62%      2.49%      2.86%      3.89%
=================================================================================================================
Ratio of net investment income (loss) to average net assets    (0.83)%(c) (0.58)%    (0.13)%    (0.27)%    (0.09)%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                           41%       107%       111%        91%       103%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges.
(c) Ratios are based on average daily net assets of $60,161,247.

                                                                        CLASS C
                                                              ----------------------------
                                                                             MARCH 1, 1999
                                                                              (DATE SALES
                                                              YEAR ENDED     COMMENCED) TO
                                                              OCTOBER 31,     OCTOBER 31,
                                                                2000(a)         1999(a)
                                                              -----------    -------------
Net asset value, beginning of period                            $ 22.67         $19.58
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.18)         (0.08)
------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           5.72           3.17
==========================================================================================
    Total from investment operations                               5.54           3.09
==========================================================================================
Less distributions:
  Dividends from net investment income                            (0.14)            --
------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (3.93)            --
==========================================================================================
    Total distributions                                           (4.07)            --
==========================================================================================
Net asset value, end of period                                  $ 24.14         $22.67
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                   29.40%         15.78%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $20,944         $  605
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.50%(c)       2.49%(d)
------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.50%(c)       2.62%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets       (0.83)%(c)     (0.58)%(d)
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate                                              41%           107%
__________________________________________________________________________________________
==========================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $7,627,355.
(d) Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Shareholders of AIM Global Health Care Fund and Board of Trustees of AIM Investment Funds:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Health Care Fund at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       December 18, 2000

SCHEDULE OF INVESTMENTS

October 31, 2000

                                                     MARKET
                                       SHARES        VALUE
DOMESTIC COMMON STOCKS-94.23%

BIOTECHNOLOGY-4.69%

Amgen Inc.(a)                           500,000   $ 28,968,750
==============================================================

DISTRIBUTORS (FOOD & HEALTH)-11.49%

AmeriSource Health Corp.-Class A(a)   1,550,000     67,328,125
--------------------------------------------------------------
Owens & Minor, Inc. Holding Co.         240,000      3,630,000
==============================================================
                                                    70,958,125
==============================================================

ELECTRONICS (INSTRUMENTATION)-1.31%

Varian Inc.(a)                          263,000      8,103,687
==============================================================

EQUIPMENT (SEMICONDUCTOR)-5.57%

Varian Semiconductor Equipment
  Associates, Inc.(a)                 1,495,000     34,385,000
==============================================================

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-7.29%

ICN Pharmaceuticals, Inc.             1,183,000     45,027,937
==============================================================

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-5.77%

Pfizer Inc.                             825,000     35,629,687
==============================================================

HEALTH CARE (HOSPITAL MANAGEMENT)-35.98%

Community Health Systems(a)             625,000     17,617,188
--------------------------------------------------------------
HCA-Healthcare Corp. (The)              860,000     34,346,250
--------------------------------------------------------------
Health Management Associates,
  Inc.-Class A(a)                     1,900,000     37,643,750
--------------------------------------------------------------
LifePoint Hospitals, Inc.(a)             90,000      3,487,500
--------------------------------------------------------------
Province Healthcare Co.(a)              280,000     11,795,000
--------------------------------------------------------------
Quorum Health Group, Inc.(a)          2,232,000     29,853,000
--------------------------------------------------------------
Tenet Healthcare Corp.(a)             1,030,000     40,491,875
--------------------------------------------------------------
Triad Hospitals, Inc.(a)                575,000     15,956,250
--------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                       370,000     31,033,750
==============================================================
                                                   222,224,563
==============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-9.49%

INAMED Corp.(a)                         750,000     21,000,000
--------------------------------------------------------------
Sunrise Medical, Inc.(a)                 25,000        232,813
--------------------------------------------------------------
Syncor International Corp.(a)         1,150,000     29,540,625
--------------------------------------------------------------
Varian Medical Systems, Inc.(a)         160,000      7,820,000
==============================================================
                                                    58,593,438
==============================================================

HEALTH CARE (SPECIALIZED
  SERVICES)-12.25%

HEALTHSOUTH Corp.(a)                  3,500,000     42,000,000
--------------------------------------------------------------
Lincare Holdings, Inc.(a)               800,000     33,650,000
==============================================================
                                                    75,650,000
==============================================================

                                                     MARKET
                                       SHARES        VALUE
INSURANCE (MULTI-LINE)-0.39%

CIGNA Corp.                              20,000   $  2,439,000
==============================================================
    Total Domestic Common Stocks
      (Cost $406,492,847)                          581,980,187
==============================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-2.37%

HEALTH CARE (DRUGS-GENERIC & OTHER)

FRANCE-0.03%

Sanofi-Synthelabo S.A.                    3,000        157,849
==============================================================

GERMANY-0.49%

Altana A.G.                              25,000      3,033,924
==============================================================

ISRAEL-1.72%

Teva Pharmaceutical Industries
  Ltd.-ADR                              180,000     10,642,500
==============================================================

JAPAN-0.13%

Banyu Pharmaceutical Co., Ltd.            3,000         64,336
--------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd.           4,000         67,892
--------------------------------------------------------------
Daiichi Pharmaceutical Co., Ltd.          3,000         85,231
--------------------------------------------------------------
Eisai Co., Ltd.                           5,000        153,966
--------------------------------------------------------------
Kissei Pharmaceutical Co., Ltd.           2,000         36,640
--------------------------------------------------------------
Kyowa Hakko Kogyo Co., Ltd.               5,000         40,003
--------------------------------------------------------------
Rohto Pharmaceutical Co., Ltd.            8,000        107,043
--------------------------------------------------------------
Shionogi & Co., Ltd.                      3,000         58,562
--------------------------------------------------------------
Taisho Pharmaceutical Co., Ltd.           2,000         57,554
--------------------------------------------------------------
Takeda Chemical Industries Ltd.           1,000         65,894
--------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.       2,000         90,547
==============================================================
                                                       827,668
==============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $6,716,874)                                   14,661,941
==============================================================

MONEY MARKET FUNDS-3.23%

STIC Liquid Assets Portfolio(b)       9,969,269      9,969,269
--------------------------------------------------------------
STIC Prime Portfolio(b)               9,969,269      9,969,269
==============================================================
    Total Money Market Funds
      (Cost $19,938,538)                            19,938,538
==============================================================
TOTAL INVESTMENTS-99.83%
  (Cost $433,148,259)                              616,580,666
==============================================================
OTHER ASSETS LESS LIABILITIES-0.17%                  1,064,439
==============================================================
NET ASSETS-100.00%                                $617,645,105
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)Non-income producing security.
(b)The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000


ASSETS:

Investments, at market value (cost
  $433,148,259)                                 $616,580,666
------------------------------------------------------------
Receivables for:
  Investments sold                                 3,871,774
------------------------------------------------------------
  Fund shares sold                                 5,674,309
------------------------------------------------------------
  Dividends                                          237,527
------------------------------------------------------------
Other assets                                          19,660
============================================================
    Total assets                                 626,383,936
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,813,688
------------------------------------------------------------
  Fund shares reacquired                             806,710
------------------------------------------------------------
Accrued advisory fees                                506,704
------------------------------------------------------------
Accrued administrative services fees                  10,723
------------------------------------------------------------
Accrued distribution fees                            383,300
------------------------------------------------------------
Accrued trustees' fees                                 1,050
------------------------------------------------------------
Accrued transfer agent fees                          108,916
------------------------------------------------------------
Accrued operating expenses                           107,740
============================================================
    Total liabilities                              8,738,831
============================================================
Net assets applicable to shares outstanding     $617,645,105
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $460,444,944
____________________________________________________________
============================================================
Class B                                         $144,861,414
____________________________________________________________
============================================================
Class C                                         $ 12,338,747
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           15,286,551
____________________________________________________________
============================================================
Class B                                            5,078,111
____________________________________________________________
============================================================
Class C                                              432,454
____________________________________________________________
============================================================
Class A :
  Net asset value and redemption price per
    share                                       $      30.12
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $30.12 divided
      by 95.25%)                                $      31.62
____________________________________________________________
============================================================
Class B :
  Net asset value and offering price per share  $      28.53
____________________________________________________________
============================================================
Class C :
  Net asset value and offering price per share  $      28.53
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 2000


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $17,713)                                      $  2,451,685
------------------------------------------------------------
Dividends from affiliated money market funds       1,989,453
------------------------------------------------------------
Interest                                               2,131
------------------------------------------------------------
Security lending income                               31,096
============================================================
    Total investment income                        4,474,365
============================================================

EXPENSES:

Advisory fees                                      4,963,633
------------------------------------------------------------
Administrative services fees                         117,295
------------------------------------------------------------
Custodian fees                                        69,740
------------------------------------------------------------
Distribution fees -- Class A                       1,943,859
------------------------------------------------------------
Distribution fees -- Class B                       1,142,815
------------------------------------------------------------
Distribution fees -- Class C                          60,160
------------------------------------------------------------
Transfer agent fees                                  954,967
------------------------------------------------------------
Trustees' fees                                        18,474
------------------------------------------------------------
Other                                                157,242
============================================================
    Total expenses                                 9,428,185
============================================================
Less: Expenses paid indirectly                        (6,784)
------------------------------------------------------------
    Net expenses                                   9,421,401
============================================================
Net investment income (loss)                      (4,947,036)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           78,710,304
------------------------------------------------------------
  Foreign currencies                                (757,392)
------------------------------------------------------------
  Option contracts written                           293,495
============================================================
                                                  78,246,407
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           93,768,872
------------------------------------------------------------
  Foreign currencies                                  (3,563)
------------------------------------------------------------
  Option contracts written                          (870,781)
============================================================
                                                  92,894,528
============================================================
Net gain from investment securities, foreign
  currencies and option contracts                171,140,935
============================================================
Net increase in net assets resulting from
  operations                                    $166,193,899
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2000 and 1999

                                                                  2000            1999
                                                              ------------    ------------

OPERATIONS:

  Net investment income (loss)                                $ (4,947,036)   $ (4,551,421)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                             78,246,407      44,733,785
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts         92,894,528      45,885,756
==========================================================================================
    Net increase in net assets resulting from operations       166,193,899      86,068,120
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (33,324,503)             --
------------------------------------------------------------------------------------------
  Class B                                                       (9,919,856)             --
------------------------------------------------------------------------------------------
  Class C                                                         (162,378)             --
------------------------------------------------------------------------------------------
  Advisor Class*                                                   (84,346)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        9,141,881     (66,396,665)
------------------------------------------------------------------------------------------
  Class B                                                       14,704,535     (15,601,954)
------------------------------------------------------------------------------------------
  Class C                                                        9,136,876       1,345,583
------------------------------------------------------------------------------------------
  Advisor Class*                                                  (710,294)     (6,483,138)
==========================================================================================
    Net increase (decrease) in net assets                      154,975,814      (1,068,054)
==========================================================================================

NET ASSETS:

  Beginning of year                                            462,669,291     463,737,345
==========================================================================================
  End of year                                                 $617,645,105    $462,669,291
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $364,662,375    $329,089,377
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and option contracts         69,554,552      43,046,264
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                            183,428,178      90,533,650
==========================================================================================
                                                              $617,645,105    $462,669,291
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2000, undistributed net investment income was increased by $4,947,036, undistributed net realized gains decreased by $8,247,036 and paid in capital increased by $3,300,000 as a result of book/tax differences due to utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, foreign currency transactions, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2000, AIM was paid $117,295 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended October 31, 2000, AFS was paid $592,507 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $1,943,859, $1,142,815 and $60,160, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $97,946 from sales of the Class A shares of the Fund during the year ended October 31,

2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2000, AIM Distributors received $3,020 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,784 under expense an offset arrangement which resulted in a reduction of the Fund's total expenses of $6,784.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities.
  At October 31, 2000, there were no securities on loan to brokers. For the year ended October 31, 2000, the Fund received fees of $31,096 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2000 was $1,164,844,307 and $1,170,212,123, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $192,344,728
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (8,920,735)
=========================================================
Net unrealized appreciation of investment
  securities                                 $183,423,993
_________________________________________________________
=========================================================
Cost of investments for tax purposes is
  $433,156,673.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2000 are summarized as follows:

                                                                   CALL OPTION CONTRACTS
                                                                ----------------------------
                                                                 NUMBER OF       PREMIUMS
                                                                 CONTRACTS       RECEIVED
                                                                -----------    -------------
Beginning of year                                                    19,050    $   7,216,093
--------------------------------------------------------------------------------------------
Written                                                              63,070       28,566,772
--------------------------------------------------------------------------------------------
Closed                                                              (61,964)     (26,521,246)
--------------------------------------------------------------------------------------------
Exercised                                                            (7,270)      (6,107,642)
--------------------------------------------------------------------------------------------
Expired                                                             (12,886)      (3,153,977)
============================================================================================
End of year                                                              --    $          --
____________________________________________________________________________________________
============================================================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2000 and 1999 were as follows:

                                                                         2000                           1999
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES         AMOUNT
                                                              -----------    ------------    ----------    -------------
Sold:
  Class A                                                       2,265,037    $ 61,242,852     6,319,231    $ 143,915,406
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,557,713      38,869,448       691,366       16,088,681
------------------------------------------------------------------------------------------------------------------------
  Class C*                                                        775,066      19,232,447        58,588        1,413,024
------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                  12,143         310,037        18,009          438,450
------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                       1,402,570      30,940,689            --               --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         437,951       9,188,203            --               --
------------------------------------------------------------------------------------------------------------------------
  Class C*                                                          6,991         146,741            --               --
------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                   3,706          84,344            --               --
------------------------------------------------------------------------------------------------------------------------
Conversion of Advisor Class shares to Class A shares***:
  Class A                                                          44,266       1,041,571                             --
------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 (42,881)     (1,041,571)           --               --
------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                      (3,330,391)    (84,083,231)   (9,158,822)    (210,312,070)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,400,658)    (33,353,116)   (1,386,892)     (31,690,636)
------------------------------------------------------------------------------------------------------------------------
  Class C*                                                       (405,278)    (10,242,312)       (2,913)         (67,441)
------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                  (2,513)        (63,104)     (274,593)      (6,921,588)
========================================================================================================================
                                                                1,323,722    $ 32,272,998    (3,736,026)   $ (87,136,174)
________________________________________________________________________________________________________________________
========================================================================================================================

*   Class C shares commenced sales on March 1, 1999.
** Advisor Class share activity for the period November 1, 1999 through February 11, 2000.
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)     1997(a)     1996(a)
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  24.00    $  20.15    $  27.98    $  23.60    $  21.84
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.22)      (0.19)      (0.21)      (0.25)      (0.17)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   8.62        4.04       (0.91)       6.48        4.79
======================================================================================================================
    Total from investment operations                              8.40        3.85       (1.12)       6.23        4.62
======================================================================================================================
Less distributions:
  Distributions from net realized gains                          (2.28)         --       (6.70)      (1.85)      (2.86)
----------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments                     --          --       (0.01)         --          --
======================================================================================================================
    Total distributions                                          (2.28)         --       (6.71)      (1.85)      (2.86)
======================================================================================================================
Net asset value, end of period                                $  30.12    $  24.00    $  20.15    $  27.98    $  23.60
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  38.49%      19.11%      (4.71)%     28.36%      23.14%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $460,445    $357,747    $357,534    $472,083    $467,861
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                           1.73%(c)     1.82%      1.84%       1.80%       1.84%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.85)%(c)    (0.81)%    (0.98)%    (1.03)%     (0.75)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            242%        123%        187%        149%        157%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charge.
(c) Ratios are based on average daily net assets of $388,771,812.

                                                                                       CLASS B
                                                               --------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                               --------------------------------------------------------
                                                               2000(a)     1999(a)     1998(a)     1997(a)     1996(a)
                                                               --------    --------    --------    --------    --------
Net asset value, beginning of period                           $  22.96    $  19.37    $  27.27    $  23.15    $  21.56
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                      (0.34)      (0.30)      (0.30)      (0.37)      (0.27)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    8.19        3.89       (0.89)       6.34        4.72
=======================================================================================================================
    Total from investment operations                               7.85        3.59       (1.19)       5.97        4.45
=======================================================================================================================
Less distributions:
  Distributions from net realized gains                           (2.28)         --       (6.70)      (1.85)      (2.86)
-----------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments                      --          --       (0.01)         --          --
=======================================================================================================================
    Total distributions                                           (2.28)         --       (6.71)      (1.85)      (2.86)
=======================================================================================================================
Net asset value, end of period                                 $  28.53    $  22.96    $  19.37    $  27.27    $  23.15
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                   37.78%      18.53%      (5.20)%     27.75%      22.59%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $144,861    $102,916    $100,311    $147,440    $107,622
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets                            2.23%(c)     2.33%      2.34%       2.30%       2.34%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income (loss) to average net assets       (1.35)%(c)    (1.32)%    (1.48)%    (1.53)%     (1.25)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                             242%        123%        187%        149%        157%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges.
(c) Ratios are based on average daily net assets of $114,281,453.

                                                                           CLASS C
                                                                -----------------------------
                                                                               MARCH 1, 1999
                                                                                (DATE SALES
                                                                YEAR ENDED     COMMENCED) TO
                                                                OCTOBER 31,     OCTOBER 31,
                                                                  2000(a)         1999(a)
                                                                -----------    --------------
Net asset value, beginning of period                              $ 22.96          $22.50
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.34)          (0.21)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      8.19            0.67
=============================================================================================
    Total from investment operations                                 7.85            0.46
=============================================================================================
Less distributions from net realized gains                          (2.28)             --
=============================================================================================
Net asset value, end of period                                    $ 28.53          $22.96
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                     37.77%           2.04%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $12,339          $1,278
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                              2.23%(c)        2.33%(d)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income (loss) to average net assets         (1.35)%(c)      (1.32)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate                                               242%            123%
_____________________________________________________________________________________________
=============================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $6,015,947.
(d) Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Shareholders of AIM Global Infrastructure Fund and Board of Trustees of AIM Investment Funds

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Infrastructure Fund at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       December 18, 2000

SCHEDULE OF INVESTMENTS

October 31, 2000

                                                     MARKET
                                        SHARES        VALUE
DOMESTIC STOCKS & OTHER EQUITY
  INTERESTS-64.37%

AEROSPACE/DEFENSE-2.04%

General Dynamics Corp.                     9,000   $   644,062
--------------------------------------------------------------
Northrop Grumman Corp.                     5,300       445,200
==============================================================
                                                     1,089,262
==============================================================

BROADCASTING (TELEVISION, RADIO &
  CABLE)-2.09%

Entravision Communications
  Corp.-Class A(a)                        13,500       238,781
--------------------------------------------------------------
General Motors Corp.-Class H(a)           18,500       599,400
--------------------------------------------------------------
Univision Communications Inc.-Class
  A(a)                                     7,400       283,050
==============================================================
                                                     1,121,231
==============================================================

COMMUNICATIONS EQUIPMENT-3.82%

Aether Systems, Inc.(a)                    5,200       419,250
--------------------------------------------------------------
Corning Inc.                               5,100       390,150
--------------------------------------------------------------
Efficient Networks, Inc.(a)                7,700       323,039
--------------------------------------------------------------
JDS Uniphase Corp.(a)                      3,700       301,087
--------------------------------------------------------------
Redback Networks Inc.(a)                   3,700       393,819
--------------------------------------------------------------
WJ Communications, Inc.(a)                14,500       217,500
==============================================================
                                                     2,044,845
==============================================================

COMPUTERS (HARDWARE)-1.73%

Sun Microsystems, Inc.(a)                  3,600       399,150
--------------------------------------------------------------
Sycamore Networks, Inc.(a)                 8,300       524,975
==============================================================
                                                       924,125
==============================================================

COMPUTERS (NETWORKING)-7.66%

Cisco Systems, Inc.(a)                    35,968     1,937,776
--------------------------------------------------------------
Juniper Networks, Inc.(a)                  9,000     1,755,000
--------------------------------------------------------------
VeriSign, Inc.(a)                          3,100       409,200
==============================================================
                                                     4,101,976
==============================================================

COMPUTERS (PERIPHERALS)-1.96%

Brocade Communications Systems,
  Inc.(a)                                  2,700       613,912
--------------------------------------------------------------
EMC Corp.(a)                               4,900       436,406
==============================================================
                                                     1,050,318
==============================================================

COMPUTERS (SOFTWARE & SERVICES)-7.46%

Ariba, Inc.(a)                             4,900       619,237
--------------------------------------------------------------
BEA Systems, Inc.(a)                       9,300       667,275
--------------------------------------------------------------
i2 Technologies, Inc.(a)                   5,300       901,000
--------------------------------------------------------------
Oracle Corp.(a)                           13,400       442,200
--------------------------------------------------------------
StorageNetworks, Inc.(a)                   6,400       406,000
--------------------------------------------------------------
VERITAS Software Corp.(a)                  6,800       958,906
==============================================================
                                                     3,994,618
==============================================================

ELECTRIC COMPANIES-5.76%

FPL Group, Inc.                           16,000     1,056,000
--------------------------------------------------------------
Montana Power Co. (The)                   21,200       598,900
--------------------------------------------------------------
Pinnacle West Capital Corp.               21,000       912,188
--------------------------------------------------------------
SEI Trust I-Series A, $3.13 Conv.
  Pfd.                                     3,700       225,006
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
ELECTRIC COMPANIES-(CONTINUED)

Southern Energy, Inc.(a)                  10,600   $   288,850
==============================================================
                                                     3,080,944
==============================================================

ELECTRICAL EQUIPMENT-2.90%

Active Power, Inc.(a)                     14,000       533,750
--------------------------------------------------------------
Capstone Turbine Corp.(a)                 14,100       782,550
--------------------------------------------------------------
General Electric Co.                       4,300       235,694
==============================================================
                                                     1,551,994
==============================================================

ELECTRONICS (DEFENSE)-0.93%

Raytheon Co.-Class B                      14,600       499,138
==============================================================

ELECTRONICS (INSTRUMENTATION)-0.68%

Proton Energy Systems, Inc.(a)            13,700       366,475
==============================================================

ELECTRONICS (SEMICONDUCTORS)-1.43%

Analog Devices, Inc.(a)                    5,000       325,000
--------------------------------------------------------------
Vitesse Semiconductor Corp.(a)             6,300       440,606
==============================================================
                                                       765,606
==============================================================

ENGINEERING & CONSTRUCTION-0.64%

Quanta Services, Inc.(a)                  11,000       341,688
==============================================================

NATURAL GAS-9.80%

Dynegy Inc.-Class A                       10,700       495,544
--------------------------------------------------------------
El Paso Energy Corp.                      13,000       814,938
--------------------------------------------------------------
Enron Corp.                               45,800     3,758,463
--------------------------------------------------------------
TNPC, Inc.(a)                             10,700       177,888
==============================================================
                                                     5,246,833
==============================================================

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.62%

Apache Corp.                               6,000       331,875
==============================================================

POWER PRODUCERS (INDEPENDENT)-4.30%

AES Corp. (The)(a)                        29,976     1,693,644
--------------------------------------------------------------
Calpine Capital Trust III-$2.50 Conv.
  Pfd. (Acquired 08/03/00; Cost
  $550,000)(b)                            11,000       610,500
==============================================================
                                                     2,304,144
==============================================================

SERVICES (COMMERCIAL &
  CONSUMER)-0.77%

Convergys Corp.(a)                         9,500       413,844
==============================================================

TELECOMMUNICATIONS
  (CELLULAR/WIRELESS)-2.90%

Level 3 Communications, Inc.(a)            6,000       286,125
--------------------------------------------------------------
Phone.com, Inc.(a)                        10,900     1,008,931
--------------------------------------------------------------
Western Wireless Corp.-Class A(a)          5,400       256,500
==============================================================
                                                     1,551,556
==============================================================

TELEPHONE-6.88%

Broadwing Inc.(a)                         11,700       330,525
--------------------------------------------------------------
Qwest Communications International
  Inc.(a)                                  6,600       320,925
--------------------------------------------------------------
SBC Communications Inc.                   32,000     1,846,000
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
TELEPHONE-6.88%-(CONTINUED)

Verizon Communications                    20,500   $ 1,185,156
==============================================================
                                                     3,682,606
==============================================================
    Total Domestic Stocks & Other
      Equity Interests (Cost
      $22,242,544)                                  34,463,078
==============================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-30.03%

BERMUDA-0.12%

Global Crossing Ltd., $17.50 Conv.
  Pfd.
  (Telecommunications-Cellular/Wireless)
  (Acquired 12/09/99, Cost
  $100,000)(b)                               400        63,600
==============================================================

BRAZIL-0.76%

Companhia Paranaense de
  Energia-Copel-ADR (Electric
  Companies)                              45,000       407,812
==============================================================

CANADA-0.94%

Nortel Networks Corp. (Communications
  Equipment)                               6,600       300,300
--------------------------------------------------------------
Stuart Energy Systems (Engineering &
  Construction)(a)                        13,300       201,159
==============================================================
                                                       501,459
==============================================================

FINLAND-1.92%

Nokia Oyj-ADR (Communications
  Equipment)                              24,000     1,026,000
==============================================================

FRANCE-2.72%

Suez Lyonnaise des Eaux S.A.
  (Manufacturing-Diversified)              3,650       556,944
--------------------------------------------------------------
Total Fina Elf S.A.
  (Oil-International Integrated)           1,700       243,240
--------------------------------------------------------------
Vivendi S.A.
  (Manufacturing-Diversified)              9,100       654,114
==============================================================
                                                     1,454,298
==============================================================

GERMANY-0.79%

E.On A.G.
  (Manufacturing-Diversified)(a)           8,320       422,940
==============================================================

ISRAEL-0.74%

Check Point Software Technologies
  Ltd. (Computers-Software &
  Services)(a)                             2,500       395,937
==============================================================

ITALY-3.09%

ACEA S.p.A. (Water Utilities)             72,800       966,266
--------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)        126,300       687,053
==============================================================
                                                     1,653,319
==============================================================

                                                     MARKET
                                        SHARES        VALUE
JAPAN-2.58%

Nippon Telegraph & Telephone Corp.
  (Telecommunications-Long Distance)          30   $   273,015
--------------------------------------------------------------
NTT DoCoMo, Inc.
  (Telecommunications-Cellular/
  Wireless)                                   45     1,109,380
==============================================================
                                                     1,382,395
==============================================================

NETHERLANDS-1.10%

Versatel Telecom International N.V.
  (Telecommunications-Long
  Distance)(a)                            30,000       591,933
==============================================================

SOUTH KOREA-0.92%

Pohang Iron & Steel Co. Ltd.-ADR
  (Iron & Steel)                          31,200       493,350
==============================================================

SPAIN-3.43%

Endesa S.A. (Electric Companies)          11,600       189,011
--------------------------------------------------------------
Endesa S.A.-ADR (Electric Companies)      39,600       660,825
--------------------------------------------------------------
Telefonica S.A. (Telephone)(a)            22,700       432,870
--------------------------------------------------------------
Union Electrica Fenosa, S.A.
  (Electric Companies)                    30,000       554,763
==============================================================
                                                     1,837,469
==============================================================

UNITED KINGDOM-10.92%

Bookham Technology PLC
  (Communications Equipment)(a)           15,400       507,157
--------------------------------------------------------------
COLT Telecom Group PLC (Telephone)(a)     15,800       504,507
--------------------------------------------------------------
Jazztel PLC-ADR (Telephone)(a)            11,800       208,713
--------------------------------------------------------------
National Grid Group PLC (Electric
  Companies)                              95,060       824,371
--------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-Cellular/Wireless)   913,891   3,803,513
==============================================================
                                                     5,848,261
==============================================================
    Total Foreign Stocks & Other
      Equity
      Interests (Cost $10,143,907)                  16,078,773
==============================================================

MONEY MARKET FUNDS-5.41%

STIC Liquid Assets Portfolio(c)        1,447,370     1,447,370
--------------------------------------------------------------
STIC Prime Portfolio(c)                1,447,370     1,447,370
==============================================================
    Total Money Market Funds
      (Cost $2,894,740)                              2,894,740
==============================================================
TOTAL INVESTMENTS-99.81% (Cost
  $35,281,191)                                      53,436,591
==============================================================
OTHER ASSETS LESS LIABILITIES-0.19%                     99,061
==============================================================
NET ASSETS-100.00%                                 $53,535,652
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Ltd.  - Limited
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/00 was $674,100 which represents 1.26% of the Fund's net assets.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000

ASSETS:

Investments, at market value (cost $35,281,191)  $53,436,591
------------------------------------------------------------
Foreign currencies, at value (cost $195,633)         197,544
------------------------------------------------------------
Receivables for:
  Investments sold                                   156,625
------------------------------------------------------------
  Fund shares sold                                    19,187
------------------------------------------------------------
  Dividends                                           87,502
------------------------------------------------------------
Collateral for securities loaned                   2,374,729
------------------------------------------------------------
Other assets                                           7,362
============================================================
    Total assets                                 $56,279,540
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             181,744
------------------------------------------------------------
  Collateral upon return of securities loaned      2,374,729
------------------------------------------------------------
Accrued advisory fees                                 21,144
------------------------------------------------------------
Accrued administrative services fees                   4,235
------------------------------------------------------------
Accrued distribution fees                             37,768
------------------------------------------------------------
Accrued trustees' fees                                   888
------------------------------------------------------------
Accrued transfer agent fees                           15,920
------------------------------------------------------------
Accrued operating expenses                           107,460
============================================================
    Total liabilities                              2,743,888
============================================================
Net assets applicable to shares outstanding      $53,535,652
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $24,745,356
____________________________________________________________
============================================================
Class B                                          $28,378,220
____________________________________________________________
============================================================
Class C                                          $   412,076
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            1,343,110
____________________________________________________________
============================================================
Class B                                            1,590,458
____________________________________________________________
============================================================
Class C                                               23,128
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                        $     18.42
------------------------------------------------------------
Offering price per share:
    (Net asset value of $18.42 divided by
      95.25%)                                    $     19.34
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $     17.84
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $     17.82
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $34,576)                                       $   451,954
------------------------------------------------------------
Dividends from affiliated money market funds         200,113
------------------------------------------------------------
Interest                                              21,916
------------------------------------------------------------
Security lending income                               33,273
============================================================
    Total investment income                          707,256
============================================================

EXPENSES:

Advisory fees                                        551,358
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        28,631
------------------------------------------------------------
Distribution fees -- Class A                         127,803
------------------------------------------------------------
Distribution fees -- Class B                         307,927
------------------------------------------------------------
Distribution fees -- Class C                           1,909
------------------------------------------------------------
Transfer agent fees                                  155,887
------------------------------------------------------------
Trustees' fees                                         8,845
------------------------------------------------------------
Other                                                172,656
============================================================
    Total expenses                                 1,405,016
============================================================
Less: Fees waived                                   (116,307)
------------------------------------------------------------
    Expenses paid indirectly                          (1,396)
============================================================
    Net expenses                                   1,287,313
============================================================
Net investment income (loss)                        (580,057)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           10,147,564
------------------------------------------------------------
  Foreign currencies                                 (66,282)
------------------------------------------------------------
  Futures contracts                                  (38,703)
------------------------------------------------------------
  Option contracts written                            38,001
============================================================
                                                  10,080,580
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            1,683,622
------------------------------------------------------------
  Foreign currencies                                  (3,494)
============================================================
                                                   1,680,128
============================================================
Net gain on investment securities, foreign
  currencies, futures contracts and option
  contracts                                       11,760,708
============================================================
Net increase in net assets resulting from
  operations                                     $11,180,651
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2000 and 1999

                                                                 2000            1999
                                                              -----------    ------------
OPERATIONS:

  Net investment income (loss)                                $  (580,057)   $    (65,857)
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts and option contracts         10,080,580       5,560,967
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and futures contracts        1,680,128       5,993,037
=========================================================================================
    Net increase in net assets resulting from operations       11,180,651      11,488,147
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                              --         (90,183)
-----------------------------------------------------------------------------------------
  Advisor Class*                                                       --         (56,937)
-----------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                      (2,273,919)     (1,403,586)
-----------------------------------------------------------------------------------------
  Class B                                                      (2,931,748)     (1,925,203)
-----------------------------------------------------------------------------------------
  Class C                                                          (1,316)             --
-----------------------------------------------------------------------------------------
  Advisor Class*                                                   (2,002)       (392,100)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       1,980,892      (6,581,799)
-----------------------------------------------------------------------------------------
  Class B                                                          30,946     (11,163,548)
-----------------------------------------------------------------------------------------
  Class C                                                         450,664          14,334
-----------------------------------------------------------------------------------------
  Advisor Class*                                                  (22,973)     (7,642,305)
=========================================================================================
    Net increase (decrease) in net assets                       8,411,195     (17,753,180)
=========================================================================================

NET ASSETS:

  Beginning of year                                            45,124,457      62,877,637
=========================================================================================
  End of year                                                 $53,535,652    $ 45,124,457
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $27,414,002    $ 22,848,512
-----------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures contracts and
    option contracts                                            7,972,318       5,806,741
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                         18,149,332      16,469,204
=========================================================================================
                                                              $53,535,652    $ 45,124,457
_________________________________________________________________________________________
=========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Infrastructure Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is long-term growth of capital. At a meeting held on May 23 and 24, 2000, the Board of Trustees approved a restructuring of the Fund to eliminate the master-feeder structure. The Fund, which had invested substantially all of its investable assets in the Global Infrastructure Portfolio (the "Portfolio"), a Delaware business trust, would now invest directly in the securities in which the Portfolio had invested. The restructuring of the Fund was approved by Shareholders of the Fund at a meeting held on September 1, 2000 and was completed on September 8, 2000.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2000, undistributed net investment income was increased by $580,057, undistributed net realized gains decreased by $2,706,018 and paid in capital increased by $2,125,961 as a result of book/tax differences due to utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
I. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. During the year ended October 31, 2000, AIM waived fees of $116,307.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2000, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended October 31, 2000, AFS was paid $103,999 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $127,803, $307,927 and $1,909, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $9,122 from sales of the Class A shares of the Fund during the year ended October 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2000, AIM Distributors received $6,965 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $654 and reductions in custodian fees of $742 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,396.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities.
  At October 31, 2000, securities with an aggregate value of $2,328,166 were on loan to brokers. The loans were secured by cash collateral of $2,374,729 received by the Fund. For the year ended October 31, 2000, the Fund received fees of $33,273 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2000 was $34,698,925 and $39,280,658, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 19,709,582
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (1,554,182)
=========================================================
Net unrealized appreciation of investment
  securities                                 $ 18,155,400
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2000 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    CONTRACTS
                                   PREMIUMS     RECEIVED
                                   ---------    ---------
Beginning of year                      --       $     --
---------------------------------------------------------
Written                               135         53,593
---------------------------------------------------------
Closed                               (135)       (53,593)
=========================================================
End of year                            --       $     --
_________________________________________________________
=========================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2000 and 1999 were as follows:

                                                                        2000                         1999
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
                                                              --------    ------------    ----------    ------------
Sold:
  Class A                                                      661,981    $ 12,809,797       162,299    $  2,474,900
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      222,164       4,334,670        80,398       1,180,744
--------------------------------------------------------------------------------------------------------------------
  Class C*                                                      32,764         654,226           976          14,334
--------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                    1              15        29,602         453,399
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      128,271       2,153,369       102,312       1,428,280
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      164,254       2,682,268       126,907       1,737,353
--------------------------------------------------------------------------------------------------------------------
  Class C*                                                          81           1,316            --              --
--------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                   51             875        32,402         459,131
====================================================================================================================
Issued in connection with acquisitions:***
  Class A                                                        1,119          23,863            --              --
--------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                 (1,094)        (23,863)           --              --
====================================================================================================================
Reacquired:
  Class A                                                     (670,570)    (13,006,137)     (701,304)    (10,484,979)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (372,887)     (6,985,992)     (963,484)    (14,081,645)
--------------------------------------------------------------------------------------------------------------------
  Class C*                                                     (10,693)       (204,878)           --              --
--------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                   --              --      (544,836)     (8,554,835)
====================================================================================================================
                                                               155,442    $  2,439,529    (1,674,728)   $(25,373,318)
____________________________________________________________________________________________________________________
====================================================================================================================

*   Class C shares commenced sales on March 1, 1999.
** Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                                ---------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                                ---------------------------------------------------
                                                                2000(a)     1999      1998(a)    1997(a)    1996(a)
                                                                -------    -------    -------    -------    -------
Net asset value, beginning of period                            $16.33     $ 14.18    $15.01     $14.42     $ 12.11
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.15)         --      0.07      (0.01)      (0.03)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   4.16        3.07     (0.79)      1.32        2.34
===================================================================================================================
    Total from investment operations                              4.01        3.07     (0.72)      1.31        2.31
===================================================================================================================
Less distributions:
  Dividends from net investment income                              --       (0.07)       --         --          --
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (1.92)      (0.85)    (0.11)     (0.72)         --
===================================================================================================================
    Total distributions                                          (1.92)      (0.92)    (0.11)     (0.72)         --
===================================================================================================================
Net asset value, end of period                                  $18.42     $ 16.33    $14.18     $15.01     $ 14.42
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  25.71%      22.72%    (4.82)%     9.38%      19.08%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $24,745     $19,958   $23,531    $38,281     $38,397
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(c)    2.00%     1.99%      2.00%       2.14%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.21%(c)    2.22%     2.23%      2.08%       2.25%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets      (0.75)%(c)   0.09%     0.52%     (0.09)%     (0.19)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             66%         49%       96%        41%         41%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges.
(c) Ratios are based on average daily net assets of $25,566,123.

                                                                                    CLASS B
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                              2000(a)    1999(a)    1998(a)    1997(a)    1996(a)
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period                          $ 15.94    $ 13.87    $ 14.75    $ 14.24    $ 12.03
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.24)     (0.06)        --      (0.09)     (0.09)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  4.06       2.98      (0.77)      1.32       2.30
=================================================================================================================
    Total from investment operations                             3.82       2.92      (0.77)      1.23       2.21
=================================================================================================================
Less distributions from net realized gains                      (1.92)     (0.85)     (0.11)     (0.72)        --
=================================================================================================================
Net asset value, end of period                                $ 17.84    $ 15.94    $ 13.87    $ 14.75    $ 14.24
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                 25.09%     22.03%     (5.31)%     8.83%     18.37%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $28,378    $25,134    $32,349    $57,199    $53,678
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.50%(c)   2.50%      2.49%      2.50%      2.64%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.71%(c)   2.72%      2.73%      2.58%      2.75%
=================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.25)%(c) (0.41)%     0.02%     (0.59)%    (0.69)%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                            66%        49%        96%        41%        41%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)Calculated using average shares outstanding.
(b)Does not include contingent deferred sales charges.
(c)Ratios are based on average daily net assets of $30,792,736.

                                                                        CLASS C
                                                              ----------------------------
                                                                             MARCH 1, 1999
                                                                              (DATE SALES
                                                              YEAR ENDED     COMMENCED) TO
                                                              OCTOBER 31,     OCTOBER 31,
                                                                2000(a)         1999(a)
                                                              -----------    -------------
Net asset value, beginning of period                            $15.94          $13.99
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.24)          (0.03)
------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.04            1.98
==========================================================================================
    Total from investment operations                              3.80            1.95
==========================================================================================
Less distributions from net realized gains                       (1.92)             --
==========================================================================================
Net asset value, end of period                                  $17.82          $15.94
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                  24.94%          13.94%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  412          $   16
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.50%(c)        2.50%(d)
------------------------------------------------------------------------------------------
  Without fee waivers                                             2.71%(c)        2.72%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets      (1.25)%(c)      (0.41)%(d)
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate                                             66%             49%
__________________________________________________________________________________________
==========================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $190,872.
(d) Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Shareholders of AIM Global Resources Fund and Board of Trustees of AIM Investment Funds:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Resources Fund at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       December 18, 2000

SCHEDULE OF INVESTMENTS

October 31, 2000

                                                    MARKET
                                        SHARES       VALUE
DOMESTIC COMMON STOCKS-65.67%

AUTO PARTS & EQUIPMENT-1.16%

IMPCO Technologies, Inc.(a)              15,800   $   311,062
=============================================================

CHEMICALS-1.59%

Du Pont (E. I.) de Nemours & Co.          4,669       211,856
-------------------------------------------------------------
Solutia Inc.                             16,800       214,200
=============================================================
                                                      426,056
=============================================================

ELECTRIC COMPANIES-2.62%

Avista Corp.                             25,000       560,937
-------------------------------------------------------------
Southern Energy, Inc.(a)                  5,200       141,700
=============================================================
                                                      702,637
=============================================================

ELECTRICAL EQUIPMENT-3.52%

Active Power, Inc.(a)                     6,300       240,187
-------------------------------------------------------------
Capstone Turbine Corp.(a)                 3,600       199,800
-------------------------------------------------------------
Electric Fuel Corp.(a)                   55,000       501,875
=============================================================
                                                      941,862
=============================================================

ELECTRONICS (INSTRUMENTATION)-2.33%

Hydrogencis Corp.(a)                      8,800       106,150
-------------------------------------------------------------
Proton Energy Systems, Inc.(a)           19,400       518,950
=============================================================
                                                      625,100
=============================================================

NATURAL GAS-15.46%

Dynegy Inc.-Class A                      25,000     1,157,812
-------------------------------------------------------------
El Paso Energy Corp.                     10,000       626,875
-------------------------------------------------------------
Enron Corp.                              19,700     1,616,631
-------------------------------------------------------------
Equitable Resources, Inc.                 8,500       493,000
-------------------------------------------------------------
TNPC, Inc.(a)                            15,000       249,375
=============================================================
                                                    4,143,693
=============================================================

OIL & GAS (DRILLING & EQUIPMENT)-7.60%

BJ Services Co.(a)                       12,400       650,225
-------------------------------------------------------------
Chiles Offshore, Inc.(a)                 13,000       208,000
-------------------------------------------------------------
Cooper Cameron Corp.(a)                   7,800       425,100
-------------------------------------------------------------
Oceaneering International, Inc.(a)       15,500       217,969
-------------------------------------------------------------
RPC, Inc.                                 5,200        64,675
-------------------------------------------------------------
Schlumberger Ltd.                         5,500       418,688
-------------------------------------------------------------
Transocean Sedco Forex Inc.                 952        50,456
=============================================================
                                                    2,035,113
=============================================================

OIL & GAS (EXPLORATION &
  PRODUCTION)-20.07%

Anadarko Petroleum Corp.                 15,000       960,750
-------------------------------------------------------------
Apache Corp.                             15,000       829,688
-------------------------------------------------------------
Barrett Resources Corp.(a)               15,600       567,450
-------------------------------------------------------------
BP Prudhoe Bay Royalty Trust            100,000     1,206,250
-------------------------------------------------------------

                                                    MARKET
                                        SHARES       VALUE
OIL & GAS (EXPLORATION &
  PRODUCTION)-(CONTINUED)

Cross Timbers Oil Co.                    30,000   $   564,375
-------------------------------------------------------------
EOG Resources, Inc.                      21,300       838,688
-------------------------------------------------------------
Triton Energy Ltd.(a)                    13,400       412,050
=============================================================
                                                    5,379,251
=============================================================

OIL & GAS (REFINING & MARKETING)-1.85%

Valero Energy Corp.                      15,000       495,938
=============================================================

OIL (DOMESTIC INTEGRATED)-2.87%

Conoco Inc.-Class B                      28,326       770,113
=============================================================

OIL (INTERNATIONAL INTEGRATED)-5.89%

Chevron Corp.                            10,000       821,250
-------------------------------------------------------------
Exxon Mobil Corp.                         8,492       757,380
=============================================================
                                                    1,578,630
=============================================================

PAPER & FOREST PRODUCTS-0.71%

International Paper Co.                   5,200       190,450
=============================================================
    Total Domestic Common Stocks (Cost
      $16,236,311)                                 17,599,905
=============================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-30.01%

BELGIUM-1.16%

Solvay S.A. (Chemicals-Diversified)       6,100       310,606
=============================================================

CANADA-19.92%

Alberta Energy Co. Ltd. (Oil &
  Gas-Exploration & Production)          20,000       736,594
-------------------------------------------------------------
Anderson Exploration Ltd.
  (Oil-Domestic Integrated)(a)           30,000       549,990
-------------------------------------------------------------
Baytex Energy Ltd. (Oil &
  Gas-Exploration & Production)(a)       30,000       225,889
-------------------------------------------------------------
Cypress Energy Inc.-Class A (Oil &
  Gas-Exploration & Production)(a)       75,000       356,020
-------------------------------------------------------------
European Goldfields Ltd. (Metals
  Mining)(a)                             44,000        50,416
-------------------------------------------------------------
Nexen Inc. (Oil & Gas-Exploration &
  Production)                            17,700       424,740
-------------------------------------------------------------
Petro-Canada (Oil-Domestic Integrated)   10,000       209,520
-------------------------------------------------------------
Placer Dome Inc. (Gold & Precious
  Metals Mining)                         64,700       531,203
-------------------------------------------------------------
Stuart Energy Systems (Engineering &
  Construction)(a)                       55,000       831,860
-------------------------------------------------------------
Talisman Energy Inc. (Oil &
  Gas-Exploration & Production)(a)       35,000     1,098,835
-------------------------------------------------------------
Westcoast Energy Inc. (Natural Gas)      14,500       322,792
=============================================================
                                                    5,337,859
=============================================================

DENMARK-2.30%

Vestas Wind Systems A.S.
  (Manufacturing-Specialized)            11,400       617,488
=============================================================

                                                    MARKET
                                        SHARES       VALUE
FRANCE-3.74%

Air Liquide S.A.
  (Chemicals-Specialty)(a)                3,960   $   468,139
-------------------------------------------------------------
Bouygues Offshore S.A.-ADR (Oil &
  Gas-Drilling & Equipment)              21,700       534,362
=============================================================
                                                    1,002,501
=============================================================

IRELAND-1.12%

Jefferson Smurfit Group PLC-ADR
  (Containers & Packaging-Paper)         16,500       299,063
=============================================================

UNITED KINGDOM-1.77%

Enterprise Oil PLC (Oil &
  Gas-Exploration & Production)          60,000       474,608
=============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $7,854,729)                                   8,042,125
=============================================================

                                                    MARKET
                                        SHARES       VALUE
MONEY MARKET FUNDS-4.39%

STIC Liquid Assets Portfolio(b)         588,613   $   588,613
-------------------------------------------------------------
STIC Prime Portfolio(b)                 588,613       588,613
=============================================================
    Total Money Market Funds (Cost
      $1,177,226)                                   1,177,226
=============================================================
TOTAL INVESTMENTS-100.07% (Cost
  $25,268,266)                                     26,819,256
=============================================================
LIABILITIES LESS OTHER ASSETS-(0.07%)                 (19,161)
=============================================================
NET ASSETS-100.00%                                $26,800,095
_____________________________________________________________
=============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2000

ASSETS:

Investments, at market value (cost $25,268,266)  $26,819,256
------------------------------------------------------------
Foreign currencies, at value (cost $227,873)         228,354
------------------------------------------------------------
Receivables for:
  Fund shares sold                                     2,094
------------------------------------------------------------
  Dividends                                           15,263
------------------------------------------------------------
Collateral for securities loaned                     326,069
------------------------------------------------------------
Other assets                                           8,648
============================================================
    Total assets                                 $27,399,684
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              105,600
------------------------------------------------------------
  Fund shares reacquired                              76,704
------------------------------------------------------------
  Collateral upon return of securities loaned        326,069
------------------------------------------------------------
Accrued advisory fees                                  1,600
------------------------------------------------------------
Accrued administrative services fees                   4,098
------------------------------------------------------------
Accrued distribution fees                             19,441
------------------------------------------------------------
Accrued trustees' fees                                   742
------------------------------------------------------------
Accrued transfer agent fees                           13,920
------------------------------------------------------------
Accrued operating expenses                            51,415
============================================================
    Total liabilities                                599,589
============================================================
Net assets applicable to shares outstanding      $26,800,095
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $12,637,530
____________________________________________________________
============================================================
Class B                                          $13,709,666
____________________________________________________________
============================================================
Class C                                          $   452,899
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            1,033,899
____________________________________________________________
============================================================
Class B                                            1,154,463
____________________________________________________________
============================================================
Class C                                               38,132
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                        $     12.22
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.22 divided by
      95.25%)                                    $     12.83
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $     11.88
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $     11.88
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $20,402)                                        $ 538,824
-----------------------------------------------------------
Dividends from affiliated money market funds        112,419
-----------------------------------------------------------
Interest                                              1,520
-----------------------------------------------------------
Security lending income                              13,297
===========================================================
    Total investment income                         666,060
===========================================================

EXPENSES:

Advisory fees                                       296,957
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       13,478
-----------------------------------------------------------
Distribution fees -- Class A                         69,673
-----------------------------------------------------------
Distribution fees -- Class B                        163,259
-----------------------------------------------------------
Distribution fees -- Class C                          2,711
-----------------------------------------------------------
Transfer agent fees                                 154,921
-----------------------------------------------------------
Professional fees                                   100,080
-----------------------------------------------------------
Trustees' fees                                        5,512
-----------------------------------------------------------
Other                                                81,185
===========================================================
    Total expenses                                  937,776
===========================================================
Less: Fees waived                                  (242,924)
-----------------------------------------------------------
    Expenses paid indirectly                           (510)
===========================================================
    Net expenses                                    694,342
===========================================================
Net investment income (loss)                        (28,282)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            (359,827)
-----------------------------------------------------------
  Foreign currencies                                (80,004)
===========================================================
                                                   (439,831)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             603,678
-----------------------------------------------------------
  Foreign currencies                                   (630)
===========================================================
                                                    603,048
===========================================================
Net gain from investment securities and foreign
  currencies                                        163,217
===========================================================
Net increase in net assets resulting from
  operations                                      $ 134,935
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2000 and 1999

                                                                  2000            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $    (28,282)   $    (15,497)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                            (439,831)     (1,210,414)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                              603,048       5,873,517
==========================================================================================
    Net increase in net assets resulting from operations           134,935       4,647,606
==========================================================================================
Share transactions-net:
  Class A                                                       (3,338,400)     (5,463,882)
------------------------------------------------------------------------------------------
  Class B                                                       (6,401,000)    (11,256,193)
------------------------------------------------------------------------------------------
  Class C                                                          428,516          43,424
------------------------------------------------------------------------------------------
  Advisor Class*                                                   (22,444)     (5,519,490)
==========================================================================================
    Net increase (decrease) in net assets                       (9,198,393)    (17,548,535)
==========================================================================================

NET ASSETS:

  Beginning of year                                             35,998,488      53,547,023
==========================================================================================
  End of year                                                 $ 26,800,095    $ 35,998,488
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 48,851,091    $ 58,323,182
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (23,601,065)    (23,271,715)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           1,550,069         947,021
==========================================================================================
                                                              $ 26,800,095    $ 35,998,488
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Resources Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is long-term growth of capital. The Fund invests substantially all of its investable assets in Global Resources Portfolio (the "Portfolio"). The Portfolio is organized as a Delaware business trust which is registered under the 1940 Act as an open-end management investment company.
  The Portfolio has investment objectives, policies and limitations substantially identical to those of the Fund. Therefore, the financial statements of the Fund and Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through October 31, 2000, all of the shares of beneficial interest of the Portfolio were owned by either the Fund or an affiliated INVESCO entity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2000, undistributed net investment income was increased by $28,282, undistributed net realized gains (losses) increased by $110,481 and paid-in capital decreased by $138,763 as a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $23,578,846 as of October 31, 2000, which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2008.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio may enter into a foreign currency contract to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. The Portfolio may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Portfolio could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. During the year ended October 31, 2000, AIM waived fees of $242,924.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund and the Portfolio. For the year ended October 31, 2000, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended October 31, 2000, AFS was paid $101,769 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $69,673, $163,259 and $2,711, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $4,984 from sales of the Class A shares of the Fund during the year ended October 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2000, AIM Distributors received $516 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $400 and reductions in custodian fees of $110 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $510.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities.
  At October 31, 2000, securities with an aggregate value of $319,675 were on loan to brokers. The loans were secured by cash collateral of $326,069 received by the Portfolio. For the year ended October 31, 2000, the Portfolio received fees of $13,297 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Portfolio during the year ended October 31, 2000 was $29,894,843 and $38,725,160, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 3,174,505
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (1,645,733)
=========================================================
Net unrealized appreciation of investment
  securities                                  $ 1,528,772
_________________________________________________________
=========================================================
Cost of investments for tax purposes is
  $25,290,484

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2000 and 1999 were as follows:

                                                                         2000                         1999
                                                                -----------------------    --------------------------
                                                                 SHARES       AMOUNT         SHARES         AMOUNT
                                                                --------    -----------    ----------    ------------
Sold:
  Class A                                                        434,021    $ 5,508,796     1,483,872    $ 16,786,501
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        255,733      3,154,314       623,453       7,240,416
---------------------------------------------------------------------------------------------------------------------
  Class C*                                                        77,757        964,884        10,161         124,881
---------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                  1,495        269,584        40,141         464,770
=====================================================================================================================
Conversion of Advisor Class shares to Class A shares***:
  Class A                                                         16,352        194,590            --              --
---------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                (16,069)      (194,590)           --              --
=====================================================================================================================
Reacquired:
  Class A                                                       (708,505)    (9,041,786)   (1,968,466)    (22,250,382)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (792,579)    (9,555,314)   (1,629,584)    (18,496,610)
---------------------------------------------------------------------------------------------------------------------
  Class C*                                                       (43,052)      (536,368)       (6,734)        (81,457)
---------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 (7,719)       (97,438)     (477,178)     (5,984,260)
=====================================================================================================================
                                                                (782,566)   $(9,333,328)   (1,924,335)   $(22,196,141)
_____________________________________________________________________________________________________________________
=====================================================================================================================

  * Class C shares commenced sales on March 1, 1999.
 ** Advisor Class share activity for the period November 1, 1999 through
    February 11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                                ---------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                                ---------------------------------------------------
                                                                2000(a)    1999(a)    1998(a)    1997(a)    1996(a)
                                                                -------    -------    -------    -------    -------
Net asset value, beginning of period                            $ 12.12    $ 10.95    $ 20.65    $ 17.43    $ 11.44
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.02       0.02      (0.11)     (0.25)     (0.24)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.08       1.15      (8.91)      4.08       6.28
===================================================================================================================
    Total from investment operations                               0.10       1.17      (9.02)      3.83       6.04
===================================================================================================================
Less distributions:
  Dividends from net investment income                               --         --      (0.19)        --      (0.04)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         --      (0.49)     (0.61)     (0.01)
===================================================================================================================
    Total distributions                                              --         --      (0.68)     (0.61)     (0.05)
===================================================================================================================
Net asset value, end of period                                  $ 12.22    $ 12.12    $ 10.95    $ 20.65    $ 17.43
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                    0.74%     10.68%    (45.02)%    22.64%     53.04%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $12,638    $15,664    $19,463    $69,975    $48,729
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.00%(c)   2.00%      1.98%      2.03%      2.20%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.80%(c)   2.30%      2.29%      2.13%      2.30%
===================================================================================================================
Ratio of net investment income (loss) to average net assets        0.18%(c)   0.19%     (0.75)%    (1.41)%    (1.55)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             105%       123%       201%       321%        94%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges.
(c) Ratios are based on average daily net assets of $13,934,536.

                                                                                      CLASS B
                                                                ---------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                                ---------------------------------------------------
                                                                2000(a)    1999(a)    1998(a)    1997(a)    1996(a)
                                                                -------    -------    -------    -------    -------
Net asset value, beginning of period                            $11.84     $10.75     $20.37     $17.29     $ 11.36
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)     (0.04)     (0.18)     (0.33)      (0.31)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.08       1.13      (8.76)      4.02        6.25
===================================================================================================================
    Total from investment operations                              0.04       1.09      (8.94)      3.69        5.94
===================================================================================================================
Less distributions:
  Dividends from net investment income                              --         --      (0.19)        --          --
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         --      (0.49)     (0.61)      (0.01)
===================================================================================================================
    Total distributions                                             --         --      (0.68)     (0.61)      (0.01)
===================================================================================================================
Net asset value, end of period                                  $11.88     $11.84     $10.75     $20.37     $ 17.29
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                   0.34%     10.14%    (45.25)%    21.99%      52.39%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $13,710    $20,019    $28,996    $86,812    $57,749
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.50%(c)   2.50%      2.48%      2.53%       2.70%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             3.30%(c)   2.80%      2.79%      2.63%       2.80%
===================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.32)%(c)  (0.31)%   (1.25)%    (1.91)%     (2.05)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                            105%       123%       201%       321%         94%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges.
(c) Ratios are based on average daily net assets of $16,325,863.

                                                                          CLASS C
                                                                ----------------------------
                                                                               MARCH 1, 1999
                                                                                (DATE SALES
                                                                YEAR ENDED     COMMENCED) TO
                                                                OCTOBER 31,     OCTOBER 31,
                                                                  2000(a)         1999(a)
                                                                -----------    -------------
Net asset value, beginning of period                              $11.84          $10.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)          (0.03)
--------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            0.08            1.87
============================================================================================
    Total from investment operations                                0.04            1.84
============================================================================================
Net asset value, end of period                                    $11.88          $11.84
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                     0.34%          18.40%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $  453          $   41
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.50%(c)        2.50%(d)
--------------------------------------------------------------------------------------------
  Without fee waivers                                               3.30%(c)        2.80%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets        (0.32)%(c)      (0.31)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate                                              105%            123%
____________________________________________________________________________________________
============================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $271,111.
(d) Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Shareholders of AIM Global Telecommunications and Technology Fund and Board of Trustees of AIM Investment
                       Funds:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Telecommunications and Technology Fund at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       December 18, 2000

SCHEDULE OF INVESTMENTS

October 31, 2000

                                                     MARKET
                                      SHARES         VALUE
DOMESTIC COMMON STOCKS-86.95%

BIOTECHNOLOGY-5.95%

Amgen Inc.(a)                          342,000   $   19,814,625
---------------------------------------------------------------
PE Corp-Celera Genomics Group(a)       150,000       10,125,000
---------------------------------------------------------------
Cephalon, Inc.(a)                      394,000       21,128,250
---------------------------------------------------------------
Ciphergen Biosystems, Inc.(a)          147,300        4,566,300
---------------------------------------------------------------
Human Genome Sciences, Inc.(a)         250,000       22,097,656
---------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)          248,000       48,639,000
---------------------------------------------------------------
Incyte Genomics, Inc.(a)             1,098,500       40,232,562
---------------------------------------------------------------
Millennium Pharmaceuticals,
  Inc.(a)                              200,000       14,512,500
===============================================================
                                                    181,115,893
===============================================================

COMMUNICATIONS EQUIPMENT-14.91%

CIENA Corp.(a)                       1,000,000      105,125,000
---------------------------------------------------------------
Corning Inc.                         1,611,000      123,241,500
---------------------------------------------------------------
Finisar Corp.(a)                       900,000       25,931,250
---------------------------------------------------------------
JDS Uniphase Corp.(a)                1,221,000       99,358,875
---------------------------------------------------------------
Redback Networks Inc.(a)               350,000       37,253,125
---------------------------------------------------------------
Scientific-Atlanta, Inc.               464,000       31,755,000
---------------------------------------------------------------
Sunrise Telecom Inc.(a)                388,400        9,661,450
---------------------------------------------------------------
Turnstone Systems, Inc.(a)           1,000,000       21,250,000
===============================================================
                                                    453,576,200
===============================================================

COMPUTERS (HARDWARE)-6.26%

Handspring, Inc.(a)                    500,000       36,156,250
---------------------------------------------------------------
McDATA Corp.-Class B(a)                245,000       20,423,047
---------------------------------------------------------------
Palm, Inc.(a)                        1,300,000       69,631,250
---------------------------------------------------------------
Sun Microsystems, Inc.(a)              580,000       64,307,500
===============================================================
                                                    190,518,047
===============================================================

COMPUTERS (NETWORKING)-11.77%

Cisco Systems, Inc.(a)               1,900,000      102,362,500
---------------------------------------------------------------
Emulex Corp.(a)                        130,000       19,093,750
---------------------------------------------------------------
Exodus Communications, Inc.(a)         857,500       28,779,844
---------------------------------------------------------------
Juniper Networks, Inc.(a)              850,000      165,750,000
---------------------------------------------------------------
VeriSign, Inc.(a)                      320,000       42,240,000
===============================================================
                                                    358,226,094
===============================================================

COMPUTERS (PERIPHERALS)-12.24%

Brocade Communications Systems,
  Inc.(a)                              770,000      175,078,750
---------------------------------------------------------------
EMC Corp.(a)                           900,000       80,156,250
---------------------------------------------------------------
Network Appliance, Inc.(a)             925,000      110,075,000
---------------------------------------------------------------
SanDisk Corp.(a)                       133,000        7,146,672
===============================================================
                                                    372,456,672
===============================================================

COMPUTERS (SOFTWARE & SERVICES)-15.85%

Ariba, Inc.(a)                         403,000       50,929,125
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Art Technology Group, Inc.(a)          200,000   $   12,550,000
---------------------------------------------------------------
BEA Systems, Inc.(a)                   500,000       35,875,000
---------------------------------------------------------------
Blue Martini Software, Inc.(a)         262,700        9,884,087
---------------------------------------------------------------
i2 Technologies, Inc.(a)               136,000       23,120,000
---------------------------------------------------------------
Inktomi Corp.(a)                       400,000       25,375,000
---------------------------------------------------------------
Oracle Corp.(a)                      2,600,000       85,800,000
---------------------------------------------------------------
Siebel Systems, Inc.(a)              1,000,000      104,937,500
---------------------------------------------------------------
StorageNetworks, Inc.(a)               100,000        6,343,750
---------------------------------------------------------------
VERITAS Software Corp.(a)              727,800      102,631,172
---------------------------------------------------------------
WatchGuard Technologies, Inc.(a)       500,000       25,000,000
===============================================================
                                                    482,445,634
===============================================================

ELECTRICAL EQUIPMENT-0.22%

Stratos Lightwave, Inc.(a)             255,500        6,754,781
===============================================================

ELECTRONICS (INSTRUMENTATION)-1.13%

Alpha Industries, Inc.(a)              300,000       11,962,500
---------------------------------------------------------------
Newport Corp.                          195,000       22,269,609
===============================================================
                                                     34,232,109
===============================================================

ELECTRONICS (SEMICONDUCTORS)-12.81%

Analog Devices, Inc.(a)                540,000       35,100,000
---------------------------------------------------------------
Applied Micro Circuits Corp.(a)      2,000,000      152,875,000
---------------------------------------------------------------
GlobeSpan, Inc.(a)                     322,000       24,773,875
---------------------------------------------------------------
SDL, Inc.(a)                           500,000      129,625,000
---------------------------------------------------------------
TranSwitch Corp.(a)                    181,800       10,498,950
---------------------------------------------------------------
Triquint Semiconductor, Inc.(a)        965,800       37,002,213
===============================================================
                                                    389,875,038
===============================================================

EQUIPMENT (SEMICONDUCTOR)-2.82%

Broadcom Corp.-Class A(a)              386,100       85,858,988
===============================================================

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.61%

Genentech, Inc.(a)                     224,000       18,480,000
===============================================================

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.96%

PE Corp-PE Biosystems Group            250,000       29,250,000
===============================================================

SERVICES (DATA PROCESSING)-0.39%

Paychex, Inc.                          210,200       11,915,713
===============================================================

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-1.03%

Phone.com, Inc.(a)                     340,000       31,471,250
===============================================================
    Total Domestic Common Stocks
      (Cost $2,011,888,892)                       2,646,176,419
===============================================================

                                                     MARKET
                                      SHARES         VALUE
FOREIGN STOCKS-9.50%

BERMUDA-0.70%

TyCom, Ltd. (Communications
  Equipment)(a)                        631,200   $   21,145,200
===============================================================

CANADA-2.80%

Nortel Networks Corp.
  (Communications Equipment)           384,008       17,373,766
---------------------------------------------------------------
PMC-Sierra, Inc.
  (Electronics-Semiconductors)(a)      400,000       67,800,000
===============================================================
                                                     85,173,766
===============================================================

HONG KONG-1.20%

China Mobile Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)              5,700,000       36,543,146
===============================================================

ISRAEL-0.74%

Check Point Software Technologies
  Ltd. (Computers-Software &
  Services)(a)                         142,300       22,536,763
===============================================================

JAPAN-2.20%

Nippon Telegraph & Telephone Corp.
  (Telecommunications-Long
  Distance)                              2,001       18,210,081
---------------------------------------------------------------
NTT DoCoMo, Inc.
  (Telecommunications-
  Cellular/Wireless)                     1,760       43,389,085
---------------------------------------------------------------
Softbank Corp. (Computers-Software
  & Services)                           90,000        5,402,557
===============================================================
                                                     67,001,723
===============================================================

                                                     MARKET
                                      SHARES         VALUE
SPAIN-0.66%

Telefonica S.A. (Telephone)(a)       1,058,409   $   20,182,976
===============================================================

UNITED KINGDOM-1.20%

Vodafone Group PLC
  (Telecommunications-
  Cellular/Wireless)                 8,754,003       36,433,193
===============================================================
    Total Foreign Stocks
      (Cost $141,309,176)                           289,016,767
===============================================================

MONEY MARKET FUNDS-2.84%

STIC Liquid Assets Portfolio(b)     43,161,491       43,161,491
---------------------------------------------------------------
STIC Prime Portfolio(b)             43,161,491       43,161,491
===============================================================
    Total Money Market Funds (Cost
      $86,322,982)                                   86,322,982
===============================================================
TOTAL INVESTMENTS-99.29% (Cost
  $2,239,521,050)                                 3,021,516,168
===============================================================
OTHER ASSETS LESS LIABILITIES-0.71%                  21,660,320
===============================================================
NET ASSETS-100.00%                               $3,043,176,488
_______________________________________________________________
===============================================================

Notes to Schedule of Investments:

(a)Non-income producing security.
(b)The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000

ASSETS:

Investments, at market value (Cost
  $2,239,521,050)                              $3,021,516,168
-------------------------------------------------------------
Foreign currencies, at value (Cost
  $17,659,876)                                     17,683,076
-------------------------------------------------------------
Receivables for:
  Investments sold                                 18,787,376
-------------------------------------------------------------
  Fund shares sold                                  6,152,844
-------------------------------------------------------------
  Dividends                                           736,891
-------------------------------------------------------------
Collateral for securities loaned                  266,427,893
-------------------------------------------------------------
Other assets                                           59,290
=============================================================
    Total assets                               $3,331,363,538
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            10,705,737
-------------------------------------------------------------
  Fund shares reacquired                            5,041,200
-------------------------------------------------------------
  Collateral upon return of securities loaned     266,427,893
-------------------------------------------------------------
Accrued advisory fees                               2,503,768
-------------------------------------------------------------
Accrued administrative services fees                   17,277
-------------------------------------------------------------
Accrued distribution fees                           2,315,581
-------------------------------------------------------------
Accrued trustees' fees                                  5,562
-------------------------------------------------------------
Accrued transfer agent fees                           789,774
-------------------------------------------------------------
Accrued operating expenses                            380,258
=============================================================
    Total liabilities                             288,187,050
=============================================================
Net assets applicable to shares outstanding    $3,043,176,488
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $1,513,595,156
_____________________________________________________________
=============================================================
Class B                                        $1,414,914,649
_____________________________________________________________
=============================================================
Class C                                        $  114,666,683
_____________________________________________________________
=============================================================
SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                            49,453,461
_____________________________________________________________
=============================================================
Class B                                            48,513,942
_____________________________________________________________
=============================================================
Class C                                             3,932,626
_____________________________________________________________
=============================================================
Class A:
-------------------------------------------------------------
  Net asset value and redemption price per
    share                                      $        30.61
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $30.61 divided by
      95.25%)                                  $        32.14
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        29.17
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        29.16
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $222,447)                                     $ 48,231,809
------------------------------------------------------------
Dividends from affiliated money market funds       7,821,554
------------------------------------------------------------
Interest                                              68,831
------------------------------------------------------------
Security lending income                            1,737,797
============================================================
    Total investment income                       57,859,991
============================================================

EXPENSES:

Advisory fees                                     29,880,111
------------------------------------------------------------
Administrative services fees                         202,100
------------------------------------------------------------
Custodian fees                                       688,091
------------------------------------------------------------
Distribution fees -- Class A                       8,206,803
------------------------------------------------------------
Distribution fees -- Class B                      15,064,977
------------------------------------------------------------
Distribution fees -- Class C                         878,420
------------------------------------------------------------
Transfer agent fees                                5,525,139
------------------------------------------------------------
Trustees' fees                                        59,400
------------------------------------------------------------
Other                                                366,990
============================================================
    Total expenses                                60,872,031
============================================================
Less: Expenses paid indirectly                      (133,680)
------------------------------------------------------------
    Net expenses                                  60,738,351
============================================================
Net investment income (loss)                      (2,878,360)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:
------------------------------------------------------------
Net realized gain (loss) from:
  Investment securities                          420,256,806
------------------------------------------------------------
  Foreign currencies                              (3,463,153)
------------------------------------------------------------
  Option contracts written                         2,354,362
============================================================
                                                 419,148,015
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (13,360,812)
------------------------------------------------------------
  Foreign currencies                                (201,016)
============================================================
                                                 (13,561,828)
============================================================
Net gain on investment securities, foreign
  currencies and option contracts                405,586,187
============================================================
Net increase in net assets resulting from
  operations                                    $402,707,827
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended October 31, 2000 and 1999

                                                                   2000              1999
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (2,878,360)   $  (21,958,347)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              419,148,015       299,698,355
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (13,561,828)      537,434,434
==============================================================================================
    Net increase in net assets resulting from operations         402,707,827       815,174,442
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (122,942,635)      (23,149,236)
----------------------------------------------------------------------------------------------
  Class B                                                       (112,289,611)      (21,143,550)
----------------------------------------------------------------------------------------------
  Class C                                                         (2,428,890)               --
----------------------------------------------------------------------------------------------
  Advisor Class*                                                    (257,983)         (150,968)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        376,834,670      (101,952,900)
----------------------------------------------------------------------------------------------
  Class B                                                        447,353,903       (72,208,921)
----------------------------------------------------------------------------------------------
  Class C                                                        121,591,284        11,141,603
----------------------------------------------------------------------------------------------
  Advisor Class*                                                  (2,868,709)       (5,609,698)
==============================================================================================
    Net increase in net assets                                 1,107,699,856       602,100,772
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,935,476,632     1,333,375,860
==============================================================================================
  End of year                                                 $3,043,176,488    $1,935,476,632
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,873,542,848    $  863,973,212
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                              --             5,534
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and option contracts          387,652,541       275,954,959
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           781,981,099       795,542,927
==============================================================================================
                                                              $3,043,176,488    $1,935,476,632
______________________________________________________________________________________________
==============================================================================================
* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Telecommunications and Technology Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
      On October 31, 2000, undistributed net investment income was increased by $2,872,826, undistributed net realized gains decreased by $69,531,314 and paid in capital increased by $66,658,488 as a result of book/tax differences due to utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into

   U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2000, AIM was paid $202,100 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended October 31, 2000, AFS was paid $3,251,404 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $8,206,803, $15,064,977 and $878,420, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,575,107 from sales of the Class A shares of the Fund during the year ended October 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended

October 31, 2000, AIM Distributors received $99,517 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $43,852 and reductions in custodian fees of $89,828 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $133,680.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to not less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities.
  At October 31, 2000, securities with an aggregate value of $261,203,817 were on loan to brokers. The loans were secured by cash collateral of $266,427,893 received by the Fund. For the year ended October 31, 2000, the Fund received fees of $1,737,797 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2000 was $4,037,708,251 and $3,385,749,431, respectively.
  The amount of unrealized appreciation (depreciation)of investment securities, for tax purposes, as of October 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 881,084,993
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (101,792,957)
=========================================================
Net unrealized appreciation of investment
  securities                                $ 779,292,036
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $2,242,224,132.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2000 and 1999 were as follows:

                                                                         2000                            1999
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
                                                              ----------    -------------    -----------    -------------
Sold:
  Class A                                                     15,814,510    $ 575,875,480     42,637,825    $ 826,757,794
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     17,939,437      618,630,557      6,195,698      131,627,637
-------------------------------------------------------------------------------------------------------------------------
  Class C*                                                     4,043,413      141,415,869        544,069       12,490,317
-------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 92,071        3,241,706        664,975       14,200,299
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      3,700,530      113,714,341      1,233,567       21,142,757
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,497,829      102,890,796      1,176,293       19,479,129
-------------------------------------------------------------------------------------------------------------------------
  Class C*                                                        70,053        2,060,345             --               --
-------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                  7,925          250,992          8,588          150,375
=========================================================================================================================
Conversion of Advisor Class shares to Class A shares***
  Class A                                                        157,592        6,147,658             --               --
-------------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                 (152,813)      (6,147,658)            --               --
=========================================================================================================================
Reacquired:
  Class A                                                     (8,920,012)    (318,902,809)   (49,011,051)    (949,853,451)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (8,251,217)    (274,167,450)   (11,052,108)    (223,315,687)
-------------------------------------------------------------------------------------------------------------------------
  Class C*                                                      (666,660)     (21,884,930)       (58,249)      (1,348,714)
-------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 (6,114)        (213,749)      (900,945)     (19,960,372)
=========================================================================================================================
                                                              27,326,544    $ 942,911,148     (8,561,338)   $(168,629,916)
_________________________________________________________________________________________________________________________
=========================================================================================================================

*   Class C shares commenced sales on March 1, 1999.
** Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2000 are summarized as follows:

                                                               CALL OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
                                                              ---------    -----------
Beginning of year                                                  --      $        --
--------------------------------------------------------------------------------------
Written                                                         6,250        5,281,438
--------------------------------------------------------------------------------------
Closed                                                         (5,250)      (4,026,952)
--------------------------------------------------------------------------------------
Expired                                                        (1,000)      (1,254,486)
======================================================================================
End of year                                                        --      $        --
______________________________________________________________________________________
======================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)       1999       1998(a)     1997(a)     1996(a)
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  26.44    $  16.28    $  18.04    $  16.69    $  16.42
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06(b)    (0.25)      (0.17)      (0.17)      (0.13)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   7.23       10.97       (0.39)       2.93        1.22
======================================================================================================================
    Total from investment operations                              7.29       10.72       (0.56)       2.76        1.09
======================================================================================================================
Less distributions from net realized gains                       (3.12)      (0.56)      (1.20)      (1.41)      (0.82)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  30.61    $  26.44    $  16.28    $  18.04    $  16.69
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(c)                                                  27.52%      67.63%      (3.16)%     17.70%       7.00%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $1,513,595  $1,023,124    $713,904    $910,801  $1,204,428
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                           1.63%(d)    1.77%       1.88%       1.84%       1.79%
======================================================================================================================
Ratio of net investment income (loss) to average net assets       0.16%(d)   (1.11)%     (0.93)%     (1.06)%     (0.89)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            111%        122%         75%         35%         37%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)Calculated using average shares outstanding.
(b)Net investment income per share reflects dividend income recognized from the spin-off of Nortel Networks Corp. from BCE, Inc. of $0.49 per share.
(c)Does not include sales charges.
(d)Ratios are based on average daily net assets of $1,641,360,557.

                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                               2000(a)        1999      1998(a)     1997(a)      1996(a)
                                                              ----------    --------    --------    --------    ----------
Net asset value, beginning of period                          $    25.43    $  15.76    $  17.58    $  16.37    $    16.20
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.11)(b)   (0.35)      (0.25)      (0.25)        (0.23)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     6.97       10.58       (0.37)       2.87          1.22
==========================================================================================================================
    Total from investment operations                                6.86       10.23       (0.62)       2.62          0.99
==========================================================================================================================
Less distributions from net realized gains                         (3.12)      (0.56)      (1.20)      (1.41)        (0.82)
==========================================================================================================================
Net asset value, end of period                                $    29.17    $  25.43    $  15.76    $  17.58    $    16.37
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                    26.87%      66.84%      (3.67)%     17.15%         6.46%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,414,915    $898,400    $614,715    $805,535    $1,007,654
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                             2.13%(d)    2.28%       2.38%       2.34%         2.29%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.34)%(d)  (1.62)%     (1.43)%     (1.56)%       (1.39)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                              111%        122%         75%         35%           37%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)Calculated using average shares outstanding.
(b)Net investment income per share reflects dividend income recognized from the spin-off of Nortel Networks Corp. from BCE, Inc. of $0.49 per share.
(c)Does not include contingent deferred sales charges.
(d)Ratios are based on average daily net assets of $1,506,497,660.

                                                                         CLASS C
                                                              -----------------------------
                                                                             MARCH 1, 1999
                                                                              (DATE SALES
                                                              YEAR ENDED       COMMENCED)
                                                              OCTOBER 31,    TO OCTOBER 31,
                                                                2000(a)           1999
                                                              -----------    --------------
Net asset value, beginning of period                           $  25.43         $ 19.23
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(b)                                 (0.11)(b)       (0.11)
-------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           6.96            6.31
===========================================================================================
    Total from investment operations                               6.85            6.20
===========================================================================================
Less distributions from net realized gains                        (3.12)             --
===========================================================================================
Net asset value, end of period                                 $  29.16         $ 25.43
___________________________________________________________________________________________
===========================================================================================
Total return(c)                                                   26.83%          32.24%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $114,667         $12,352
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets                            2.13%(d)        2.28%(e)
===========================================================================================
Ratio of net investment income (loss) to average net assets       (0.34)%(d)      (1.62)%(e)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate                                             111%            122%
___________________________________________________________________________________________
===========================================================================================

(a)Calculated using average shares outstanding.
(b)Net investment income per share reflects dividend income recognized from the spin-off of Nortel Networks Corp. from BCE, Inc. of $0.49 per share.
(c)Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)Ratios are based on average daily net assets of $87,842,049.
(e)Annualized.

SCHEDULE OF INVESTMENTS
April 30, 2001
(Unaudited)

                                                     MARKET
                                       SHARES        VALUE
DOMESTIC STOCKS & OTHER EQUITY
  INTERESTS-72.16%

BANKS (MAJOR REGIONAL)-11.50%

Bank of New York Co., Inc. (The)        190,000   $  9,538,000
--------------------------------------------------------------
Fifth Third Bancorp                      27,000      1,451,520
--------------------------------------------------------------
FleetBoston Financial Corp.             145,800      5,594,346
--------------------------------------------------------------
Mellon Financial Corp.                   92,600      3,790,118
--------------------------------------------------------------
PNC Financial Services Group             94,000      6,116,580
--------------------------------------------------------------
Wells Fargo Co.                         160,500      7,538,685
==============================================================
                                                    34,029,249
==============================================================

BANKS (MONEY CENTER)-0.44%

Bank of America Corp.                    23,000      1,288,000
==============================================================

BANKS (REGIONAL)-1.62%

Silicon Valley Bancshares(a)             76,000      1,904,560
--------------------------------------------------------------
Zions Bancorp                            54,500      2,904,305
==============================================================
                                                     4,808,865
==============================================================

COMPUTERS (SOFTWARE &
  SERVICES)-1.77%

Henry (Jack) & Associates, Inc.         186,200      5,248,978
==============================================================

CONSUMER FINANCE-4.79%

Capital One Financial Corp.              92,000      5,783,120
--------------------------------------------------------------
MBNA Corp.                               96,000      3,422,400
--------------------------------------------------------------
Providian Financial Corp.                93,200      4,967,560
==============================================================
                                                    14,173,080
==============================================================

ELECTRICAL EQUIPMENT-1.94%

General Electric Co.                    118,000      5,726,540
==============================================================

FINANCIAL (DIVERSIFIED)-16.73%

American Express Co.                    109,500      4,647,180
--------------------------------------------------------------
Citigroup Inc.                          227,501     11,181,674
--------------------------------------------------------------
Fannie Mae                               53,500      4,293,910
--------------------------------------------------------------
Freddie Mac                              70,000      4,606,000
--------------------------------------------------------------
J.P. Morgan Chase & Co.                 195,600      9,384,888
--------------------------------------------------------------
PMI Group, Inc. (The)                    84,500      5,433,350
--------------------------------------------------------------
SEI Investments Co.                     11,6000      4,652,760
--------------------------------------------------------------
State Street Corp.                       51,000      5,292,780
==============================================================
                                                    49,492,542
==============================================================

INSURANCE (LIFE/HEALTH)-3.53%

AFLAC, Inc.                             209,000      6,646,200
--------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                           93,000      3,809,280
==============================================================
                                                    10,455,480
==============================================================

                                                     MARKET
                                       SHARES        VALUE
INSURANCE (MULTI-LINE)-4.16%

American International Group, Inc.       98,450   $  8,053,210
--------------------------------------------------------------
Hartford Financial Services Group,
  Inc. (The)                             68,600      4,260,060
==============================================================
                                                    12,313,270
==============================================================

INSURANCE (PROPERTY-CASUALTY)-2.36%

Radian Group Inc.                        90,000      6,975,000
==============================================================

INSURANCE BROKERS-2.33%

Marsh & McLennan Cos., Inc.              71,600      6,905,104
==============================================================

INVESTMENT BANKING/BROKERAGE-11.92%

Goldman Sachs Group, Inc. (The)          73,100      6,659,410
--------------------------------------------------------------
Legg Mason, Inc.                        100,000      4,787,000
--------------------------------------------------------------
Lehman Brothers Holdings Inc.            99,200      7,216,800
--------------------------------------------------------------
Merrill Lynch & Co., Inc.               114,300      7,052,310
--------------------------------------------------------------
Morgan Stanley Dean Witter & Co.         68,700      4,313,673
--------------------------------------------------------------
Waddell & Reed Financial,
  Inc.-Class A                          172,000      5,232,240
==============================================================
                                                    35,261,433
==============================================================

INVESTMENT MANAGEMENT-4.38%

Affiliated Managers Group, Inc.(a)       88,700      4,986,714
--------------------------------------------------------------
Alliance Capital Management Holding
  L.P.                                   49,000      2,258,900
--------------------------------------------------------------
Investors Financial Services Corp.       38,000      2,718,520
--------------------------------------------------------------
Stilwell Financial, Inc.                101,700      2,997,099
==============================================================
                                                    12,961,233
==============================================================

SAVINGS & LOAN COMPANIES-1.13%

Golden West Financial Corp.              57,000      3,345,900
==============================================================

SERVICES (COMPUTER SYSTEMS)-1.40%

SunGard Data Systems Inc.(a)             75,000      4,145,250
==============================================================

SERVICES (DATA PROCESSING)-2.16%

Concord EFS, Inc.(a)                    123,000      5,725,650
--------------------------------------------------------------
First Data Corp.                          9,800        660,912
==============================================================
                                                     6,386,562
==============================================================
    Total Domestic Stocks & Other
      Equity Interests (Cost
      $182,777,798)                                213,516,486
==============================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-19.50%

AUSTRALIA-0.96%

AMP Ltd. (Insurance-Life/Health)        277,300      2,828,737
==============================================================

BERMUDA-2.99%

ACE Ltd.
  (Insurance-Property-Casualty)          71,000      2,534,700
--------------------------------------------------------------
Everest Re Group, Ltd.
  (Insurance-Property-Casualty)          98,700      6,301,995
==============================================================
                                                     8,836,695
==============================================================

                                                     MARKET
                                       SHARES        VALUE
CANADA-1.58%

AGF Management Ltd.-Class B
  (Investment Management)               101,000   $  1,611,160
--------------------------------------------------------------
Royal Bank of Canada (Banks-Major
  Regional)                             109,300      3,056,571
==============================================================
                                                     4,667,731
==============================================================

FRANCE-3.38%

Assurances Generales de France
  (Insurance-Multi-Line)                 38,200      2,272,779
--------------------------------------------------------------
BNP Paribas S.A. (Banks-Major
  Regional)                              53,700      4,774,600
--------------------------------------------------------------
Societe Generale-Class A
  (Banks-Major Regional)                 45,900      2,961,025
==============================================================
                                                    10,008,404
==============================================================

GERMANY-0.94%

MLP A.G.-Pfd. (Services-Commercial
  & Consumer)                            21,400      2,373,661
--------------------------------------------------------------
Tecis Holding A.G. (Investment
  Management)                            14,100        416,638
==============================================================
                                                     2,790,299
==============================================================

HONG KONG-1.26%

Dah Sing Financial Group
  (Banks-Regional)                      686,000      3,738,300
==============================================================

IRELAND-1.46%

Bank of Ireland (Banks-Major
  Regional)                             447,100      4,320,435
==============================================================

ITALY-1.54%

Alleanza Assicurazioni (Insurance
  Brokers)                              125,200      1,585,343
--------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A
  (Insurance Brokers)                   225,800      2,975,400
==============================================================
                                                     4,560,743
==============================================================

JAPAN-0.26%

Nomura Securities Co., Ltd.
  (Investment Banking/Brokerage)         37,000        781,595
==============================================================

MEXICO-0.61%

Grupo Financiero Banamex Accival,
  S.A. de C.V.-Class O
  (Financial-Diversified)               966,000      1,799,514
==============================================================

NETHERLANDS-0.21%

Aegon N.V.-ADR
  (Insurance-Life/Health)                18,526        628,587
==============================================================

                                                     MARKET
                                       SHARES        VALUE

SINGAPORE-0.56%

DBS Group Holdings Ltd.
  (Banks-Money Center)                  188,040   $  1,641,865
==============================================================

SPAIN-0.76%

Banco Popular Espanol S.A.
  (Banks-Major Regional)                 63,200      2,256,680
==============================================================

SWITZERLAND-0.27%

Julius Baer Holding Ltd. A.G.-Class
  B (Banks-Major Regional)                  185        801,821
==============================================================

UNITED KINGDOM-2.72%

Amdocs Ltd.
  (Telecommunications-Cellular/
  Wireless)(a)                           59,000      3,475,100
--------------------------------------------------------------
Royal Bank of Scotland Group PLC
  (Banks-Major Regional)                197,400      4,572,383
==============================================================
                                                     8,047,483
==============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $56,279,093)                                  57,708,889
==============================================================
                                     PRINCIPAL
                                       AMOUNT
U.S. TREASURY SECURITIES-0.17%

U.S. TREASURY BILLS-0.17%

4.37%, 06/21/01 (Cost $497,124)(b)   $  500,000        497,555
==============================================================
                                       SHARES
MONEY MARKET FUNDS-7.70%

STIC Liquid Assets Portfolio(c)      11,390,256     11,390,256
--------------------------------------------------------------
STIC Prime Portfolio(c)              11,390,256     11,390,256
==============================================================
    Total Money Market Funds (Cost
      $22,780,512)                                  22,780,512
==============================================================
TOTAL INVESTMENTS-99.53% (Cost
  $262,334,527)                                    294,503,442
==============================================================
OTHER ASSETS LESS LIABILITIES-0.47%                  1,391,000
==============================================================
NET ASSETS-100.00%                                $295,894,442
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $262,334,527)*                                $294,503,442
------------------------------------------------------------
Foreign currencies, at value (cost $107,899)         108,302
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 2,324,466
------------------------------------------------------------
  Dividends                                          322,059
------------------------------------------------------------
Collateral for securities loaned                  17,134,600
------------------------------------------------------------
Other assets                                          33,724
============================================================
    Total assets                                 314,426,593
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              407,700
------------------------------------------------------------
  Fund shares reacquired                             646,795
------------------------------------------------------------
  Collateral upon return of securities loaned     17,134,600
------------------------------------------------------------
Accrued administrative services fees                   4,041
------------------------------------------------------------
Accrued distribution fees                            205,218
------------------------------------------------------------
Accrued trustees' fees                                 1,150
------------------------------------------------------------
Accrued transfer agent fees                           82,150
------------------------------------------------------------
Accrued operating expenses                            50,497
============================================================
    Total liabilities                             18,532,151
============================================================
Net assets applicable to shares outstanding     $295,894,442
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $136,466,732
____________________________________________________________
============================================================
Class B                                         $124,842,211
____________________________________________________________
============================================================
Class C                                         $ 34,585,499
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            5,764,485
____________________________________________________________
============================================================
Class B                                            5,444,313
____________________________________________________________
============================================================
Class C                                            1,508,545
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      23.67
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $23.67 divided by
      95.25%)                                   $      24.85
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      22.93
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      22.93
____________________________________________________________
============================================================

  * At April 30, 2001, securities with an aggregate market value of $16,574,917 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $29,752)                                        $  1,361,476
--------------------------------------------------------------
Dividends from affiliated money market funds           583,760
--------------------------------------------------------------
Interest                                                 9,649
--------------------------------------------------------------
Security lending income                                  2,752
==============================================================
    Total investment income                          1,957,637
==============================================================

EXPENSES:

Advisory fees                                        1,224,411
--------------------------------------------------------------
Administrative services fees                            24,726
--------------------------------------------------------------
Custodian fees                                          33,823
--------------------------------------------------------------
Distribution fees -- Class A                           293,136
--------------------------------------------------------------
Distribution fees -- Class B                           532,413
--------------------------------------------------------------
Distribution fees -- Class C                           140,236
--------------------------------------------------------------
Transfer agent fees                                    297,753
--------------------------------------------------------------
Trustees' fees                                           8,093
--------------------------------------------------------------
Other                                                   25,842
==============================================================
    Total expenses                                   2,580,433
==============================================================
Less: Expenses paid indirectly                          (2,817)
--------------------------------------------------------------
    Net expenses                                     2,577,616
==============================================================
Net investment income (loss)                          (619,979)
==============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                              6,826,506
--------------------------------------------------------------
  Foreign currencies                                  (196,455)
--------------------------------------------------------------
  Futures contracts                                     70,775
--------------------------------------------------------------
  Option contracts written                             175,465
==============================================================
                                                     6,876,291
==============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (17,469,600)
--------------------------------------------------------------
  Foreign currencies                                     7,085
==============================================================
                                                   (17,462,515)
==============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                                 (10,586,224)
==============================================================
Net increase (decrease) in net assets
  resulting from operations                       $(11,206,203)
______________________________________________________________
==============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2001 and the year ended October 31, 2000 (Unaudited)

                                                                 APRIL 30,         OCTOBER 31,
                                                                    2001               2000
                                                                ------------       ------------
OPERATIONS:

  Net investment income (loss)                                  $   (619,979)      $   (737,694)
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts and option contracts             6,876,291          3,527,810
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (17,462,515)        31,438,082
===============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                 (11,206,203)        34,228,198
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                 --           (343,444)
-----------------------------------------------------------------------------------------------
  Class B                                                                 --           (299,755)
-----------------------------------------------------------------------------------------------
  Class C                                                                 --            (16,237)
-----------------------------------------------------------------------------------------------
  Advisor Class*                                                          --            (29,048)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                         (1,093,601)        (5,350,283)
-----------------------------------------------------------------------------------------------
  Class B                                                         (1,042,910)        (8,341,879)
-----------------------------------------------------------------------------------------------
  Class C                                                           (251,528)          (287,630)
-----------------------------------------------------------------------------------------------
  Advisor Class*                                                          --           (226,554)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         47,589,368         54,920,598
-----------------------------------------------------------------------------------------------
  Class B                                                         38,032,693         34,809,580
-----------------------------------------------------------------------------------------------
  Class C                                                         15,186,422         18,134,821
-----------------------------------------------------------------------------------------------
  Advisor Class*                                                          --           (431,451)
===============================================================================================
    Net increase in net assets                                    87,214,241        126,766,916
===============================================================================================

NET ASSETS:

  Beginning of period                                            208,680,201         81,913,285
===============================================================================================
  End of period                                                 $295,894,442       $208,680,201
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $257,702,382       $156,893,899
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (602,277)            17,702
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures contracts and
    option contracts                                               6,629,581          2,141,329
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            32,164,756         49,627,271
===============================================================================================
                                                                $295,894,442       $208,680,201
_______________________________________________________________________________________________
===============================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Financial Services Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

I. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2001, AIM was paid $24,726 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2001, AFS was paid $151,548 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $293,136, $532,413 and $140,236, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $123,082 from sales of the Class A shares of the Fund during the six months ended April 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2001, AIM Distributors received $11,102 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended April 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,817 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,817.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At April 30, 2001, securities with an aggregate value of $16,574,917 were on loan to brokers. The loans were secured by cash collateral of $17,134,600 received by the Fund and invested in affiliated money market funds as follows:
$8,567,300 in STIC Liquid Assets Portfolio and $8,567,300 in STIC Prime Portfolio. For the six months ended April 30, 2001, the Fund received fees of $2,752 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2001 was $152,589,149 and $66,581,549, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2001 is as follows:


Aggregate unrealized appreciation of
  investment securities                        $36,911,919
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (4,804,570)
==========================================================
Net unrealized appreciation of investment
  securities                                   $32,107,349
__________________________________________________________
==========================================================
Cost of investments for tax purposes is $262,396,093.


NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2001 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ---------------------
                                     NUMBER OF   PREMIUMS
                                     CONTRACTS   RECEIVED
                                     ---------   ---------
Beginning of period                      --      $      --
----------------------------------------------------------
Written                                 823        246,130
----------------------------------------------------------
Closed                                 (185)       (61,880)
----------------------------------------------------------
Exercised                              (238)       (50,454)
----------------------------------------------------------
Expired                                (400)      (133,796)
----------------------------------------------------------
End of period                            --      $      --
__________________________________________________________
==========================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2001 and the year ended October 31, 2000 were as follows:

                                                                    APRIL 30, 2001               OCTOBER 31, 2000
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
                                                              ----------    ------------    -----------    ------------
Sold:
  Class A                                                      3,364,454    $ 80,763,571     3,708,161     $ 84,155,054
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,173,311      50,390,428     2,343,916       50,065,435
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        832,728      19,428,149       910,841       19,615,087
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --        70,059        1,508,705
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         43,536       1,037,038       273,338        5,297,291
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         42,176         974,681       424,196        8,021,011
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         10,376         239,794        11,109          210,474
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --        12,981          253,124
=======================================================================================================================
Conversion of Advisor Class shares to Class A shares**:
  Class A                                                             --              --       105,329        2,017,059
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --      (104,619)      (2,017,059)
=======================================================================================================================
Reacquired:
  Class A                                                     (1,482,364)    (34,211,241)   (1,582,015)     (36,548,806)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (597,034)    (13,332,416)   (1,131,468)     (23,276,866)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (202,288)     (4,481,521)      (80,911)      (1,690,740)
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --        (8,213)        (176,221)
=======================================================================================================================
                                                               4,184,895    $100,808,483     4,952,704     $107,433,548
_______________________________________________________________________________________________________________________
=======================================================================================================================

  * Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
  ** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ---------------------------------------------------------------
                                                    2001          2000(a)       1999(a)       1998(a)       1997(a)       1996(a)
                                                 ----------       -------       -------       -------       -------       -------
Net asset value, beginning of period              $  24.85        $ 23.23       $ 17.05       $ 17.22       $ 14.20       $11.92
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.02)         (0.07)        (0.02)         0.07          0.04         0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.90)          5.87          6.25          0.37          3.97         2.36
=================================================================================================================================
    Total from investment operations                 (0.92)          5.80          6.23          0.44          4.01         2.41
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  --          (0.25)        (0.02)        (0.01)           --        (0.12)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (0.26)         (3.93)        (0.03)        (0.60)        (0.99)       (0.01)
=================================================================================================================================
    Total distributions                              (0.26)         (4.18)        (0.05)        (0.61)        (0.99)       (0.13)
=================================================================================================================================
Net asset value, end of period                    $  23.67        $ 24.85       $ 23.23       $ 17.05       $ 17.22       $14.20
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      (3.73)%        30.06%        36.62%         2.53%        29.91%       20.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $136,467        $95,393       $30,987       $28,433       $29,639       $7,302
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                    1.78%(c)       2.00%         1.99%         1.97%         2.29%        2.32%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 1.78%(c)       2.00%         2.12%         1.99%         2.36%        3.39%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.23)%(c)     (0.33)%       (0.08)%        0.37%         0.23%        0.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                 28%            41%          107%          111%           91%         103%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $118,226,096.

                                                                                     CLASS B
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ---------------------------------------------------------------
                                                    2001          2000(a)       1999(a)       1998(a)       1997(a)       1996(a)
                                                 ----------       -------       -------       -------       -------       -------
Net asset value, beginning of period              $  24.14        $ 22.67       $ 16.71       $ 16.97       $ 14.06       $11.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.07)         (0.18)        (0.12)        (0.02)        (0.04)       (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.88)          5.72          6.11          0.37          3.94         2.34
=================================================================================================================================
    Total from investment operations                 (0.95)          5.54          5.99          0.35          3.90         2.33
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  --          (0.14)           --         (0.01)           --        (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (0.26)         (3.93)        (0.03)        (0.60)        (0.99)       (0.01)
=================================================================================================================================
    Total distributions                              (0.26)         (4.07)        (0.03)        (0.61)        (0.99)       (0.10)
=================================================================================================================================
Net asset value, end of period                    $  22.93        $ 24.14       $ 22.67       $ 16.71       $ 16.97       $14.06
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      (3.96)%        29.40%        35.91%         2.08%        29.13%       19.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $124,842        $92,343       $49,619       $48,785       $47,585       $9,886
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                    2.28%(c)       2.50%         2.49%         2.47%         2.79%        2.82%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 2.28%(c)       2.50%         2.62%         2.49%         2.86%        3.89%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.73)%(c)     (0.83)%       (0.58)%       (0.13)%       (0.27)%      (0.09)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                 28%            41%          107%          111%           91%         103%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $107,365,009.

                                                                                     CLASS C
                                                                -------------------------------------------------
                                                                                                   MARCH 1, 1999
                                                                SIX MONTHS                          (DATE SALES
                                                                  ENDED          YEAR ENDED          COMMENCED)
                                                                APRIL 30,        OCTOBER 31,       TO OCTOBER 31,
                                                                   2001            2000(a)            1999(a)
                                                                ----------       -----------       --------------
Net asset value, beginning of period                             $  24.14          $ 22.67            $ 19.58
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.07)           (0.18)             (0.08)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.88)            5.72               3.17
=================================================================================================================
    Total from investment operations                                (0.95)            5.54               3.09
=================================================================================================================
Less distributions:
  Dividends from net investment income                                 --            (0.14)                --
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             (0.26)           (3.93)                --
=================================================================================================================
    Total distributions                                             (0.26)           (4.07)                --
=================================================================================================================
Net asset value, end of period                                   $  22.93          $ 24.14            $ 22.67
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                     (3.96)%          29.40%             15.78%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $ 34,585          $20,944            $   605
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.28%(c)         2.50%              2.49%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.28%(c)         2.50%              2.62%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets         (0.73)%(c)       (0.83)%            (0.58)%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                                28%              41%               107%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $28,279,623.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
April 30, 2001
(Unaudited)

                                                     MARKET
                                       SHARES        VALUE
DOMESTIC COMMON STOCKS-90.98%

BIOTECHNOLOGY-7.60%

Aclara Biosciences Inc.(a)               20,000   $    104,000
--------------------------------------------------------------
Amgen Inc.(a)                           515,000     31,487,100
--------------------------------------------------------------
Cell Therapeutics, Inc.(a)               10,000        249,500
--------------------------------------------------------------
Diacrin, Inc.(a)                        280,000        386,400
--------------------------------------------------------------
Exelixis, Inc.(a)                         5,000         68,500
--------------------------------------------------------------
Guilford Pharmaceuticals, Inc.(a)       835,000     16,708,350
--------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)            40,000      1,968,000
--------------------------------------------------------------
Incyte Genomics, Inc.(a)                 90,000      1,451,250
--------------------------------------------------------------
Invitrogen Corp.(a)                       5,000        352,550
--------------------------------------------------------------
Medarex, Inc.(a)                         15,000        358,650
--------------------------------------------------------------
Protein Design Labs, Inc.(a)             10,000        642,500
--------------------------------------------------------------
Titan Pharmaceuticals, Inc.(a)            5,000        176,250
--------------------------------------------------------------
XOMA Ltd.(a)                             10,000        111,900
==============================================================
                                                    54,064,950
==============================================================

DISTRIBUTORS (FOOD & HEALTH)-4.19%

AmeriSource Health Corp.-Class A(a)     550,000     29,700,000
--------------------------------------------------------------
Owens & Minor, Inc.                       5,000         97,300
==============================================================
                                                    29,797,300
==============================================================

ELECTRONICS (INSTRUMENTATION)-5.32%

Varian Inc.(a)                        1,170,000     37,814,400
==============================================================

EQUIPMENT (SEMICONDUCTOR)-0.01%

Varian Semiconductor Equipment
  Associates, Inc.(a)                     1,000         45,550
==============================================================

HEALTH CARE (DIVERSIFIED)-0.16%

Bristol-Myers Squibb Co.                 20,000      1,120,000
==============================================================

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-10.00%

Aradigm Corp.(a)                      1,560,000     11,778,000
--------------------------------------------------------------
ARIAD Pharmaceuticals, Inc.(a)           10,000         47,800
--------------------------------------------------------------
Forest Laboratories, Inc.(a)            270,000     16,510,500
--------------------------------------------------------------
ICN Pharmaceuticals, Inc.             1,510,000     38,686,200
--------------------------------------------------------------
King Pharmaceuticals, Inc.(a)             5,000        210,650
--------------------------------------------------------------
MedImmune, Inc.(a)                       20,000        783,000
--------------------------------------------------------------
OraPharma, Inc.(a)                      380,000      2,394,000
--------------------------------------------------------------
Sepracor Inc.(a)                         25,000        659,000
==============================================================
                                                    71,069,150
==============================================================

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-9.37%

Merck & Co., Inc.                       310,000     23,550,700
--------------------------------------------------------------
Pfizer Inc.                             850,000     36,805,000
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-(CONTINUED)

Pharmacia Corp.                         120,000   $  6,271,200
==============================================================
                                                    66,626,900
==============================================================

HEALTH CARE (HOSPITAL
  MANAGEMENT)-39.06%

Community Health Systems, Inc.(a)     1,200,000     34,248,000
--------------------------------------------------------------
HCA-Healthcare Co. (The)                910,000     35,217,000
--------------------------------------------------------------
Health Management Associates,
  Inc.-Class A(a)                     2,025,000     36,288,000
--------------------------------------------------------------
Province Healthcare Co.(a)            1,118,200     28,648,284
--------------------------------------------------------------
Tenet Healthcare Corp.(a)               930,000     41,515,200
--------------------------------------------------------------
Triad Hospitals, Inc.(a)              2,215,680     68,132,160
--------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                       375,000     33,660,000
==============================================================
                                                   277,708,644
==============================================================

HEALTH CARE (LONG TERM CARE)-2.33%

Select Medical Corp.(a)               1,250,000     16,537,500
==============================================================

HEALTH CARE (MANAGED CARE)-0.03%

CIGNA Corp.                                 500         53,350
--------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)        3,000        106,170
--------------------------------------------------------------
UnitedHealth Group Inc.                   1,000         65,480
==============================================================
                                                       225,000
==============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-10.07%

Caliper Technologies Corp.(a)            15,000        345,000
--------------------------------------------------------------
CONMED Corp.(a)                           4,000         86,360
--------------------------------------------------------------
INAMED Corp.(a)                         863,600     18,109,692
--------------------------------------------------------------
ORATEC Interventions, Inc.(a)             5,000         30,950
--------------------------------------------------------------
PhotoMedex, Inc.(a)                      10,000         64,100
--------------------------------------------------------------
PolyMedica Corp.(a)                     900,000     24,444,000
--------------------------------------------------------------
PSS World Medical, Inc.(a)            1,680,000      7,644,000
--------------------------------------------------------------
STAAR Surgical Co.(a)                   670,000      2,780,500
--------------------------------------------------------------
Syncor International Corp.(a)           512,300     18,063,698
--------------------------------------------------------------
Varian Medical Systems, Inc.(a)           1,000         68,900
==============================================================
                                                    71,637,200
==============================================================

HEALTH CARE (SPECIALIZED SERVICES)-2.81%

ALZA Corp.(a)                            70,000      3,200,400
--------------------------------------------------------------
Charles River Laboratories
  International, Inc.(a)                105,000      2,604,000
--------------------------------------------------------------
DaVita, Inc.(a)                           5,000         88,000
--------------------------------------------------------------
HEALTHSOUTH Corp.(a)                  1,000,000     14,050,000
--------------------------------------------------------------
Lincare Holdings Inc.(a)                  1,000         49,870
==============================================================
                                                    19,992,270
==============================================================

                                                     MARKET
                                       SHARES        VALUE
WASTE MANAGEMENT-0.03%

Stericycle, Inc.(a)                       5,000   $    209,500
==============================================================
    Total Domestic Common Stocks
      (Cost $555,410,172)                          646,848,364
==============================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-2.00%

FRANCE-0.03%

Sanofi-Synthelabo S.A. (Health
  Care-Drugs- Generic & Other)            3,000        179,955
==============================================================

GERMANY-1.70%

Altana A.G. (Health
  Care-Drugs-Generic & Other)           100,000     12,067,960
==============================================================

ISRAEL-0.15%

Teva Pharmaceutical Industries
  Ltd.-ADR (Health
  Care-Drugs-Generic & Other)            20,000      1,089,000
==============================================================

JAPAN-0.09%

Banyu Pharmaceutical Co., Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  3,000         55,238
--------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  4,000         59,407
--------------------------------------------------------------
Daiichi Pharmaceutical Co., Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  3,000         65,315
--------------------------------------------------------------
Eisai Co., Ltd. (Health
  Care-Drugs-Generic & Other)             5,000        128,283
--------------------------------------------------------------
Kissei Pharmaceutical Co., Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  2,000         40,225
--------------------------------------------------------------
Kyowa Hakko Kogyo Co., Ltd. (Health
  Care- Drugs-Generic & Other)            5,000         36,016
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
JAPAN-(CONTINUED)

Rohto Pharmaceutical Co., Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  8,000   $     75,497
--------------------------------------------------------------
Shionogi & Co., Ltd. (Health
  Care-Drugs- Generic & Other)            3,000         52,810
--------------------------------------------------------------
Taisho Pharmaceutical Co., Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  2,000         39,335
--------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Health Care- Drugs-Generic &
  Other)                                  1,000         48,238
--------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Health Care-Drugs-Generic &
  Other)                                  2,000         55,360
==============================================================
                                                       655,724
==============================================================

SWITZERLAND-0.03%

Serono S.A.-ADR (Biotechnology)(a)       10,000        206,000
==============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $14,150,669)                                  14,198,639
==============================================================

MONEY MARKET FUNDS-5.40%

STIC Liquid Assets Portfolio(b)      19,211,616     19,211,616
--------------------------------------------------------------
STIC Prime Portfolio(b)              19,211,616     19,211,616
==============================================================
    Total Money Market Funds (Cost
      $38,423,232)                                  38,423,232
==============================================================
TOTAL INVESTMENTS-98.38% (Cost
  $607,984,073)                                    699,470,235
==============================================================
OTHER ASSETS LESS LIABILITIES-1.62%                 11,539,250
==============================================================
NET ASSETS-100.00%                                $711,009,485
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $607,984,073)*                                $699,470,235
------------------------------------------------------------
Receivables for:
  Investments sold                                14,108,312
------------------------------------------------------------
  Fund shares sold                                 2,813,535
------------------------------------------------------------
  Dividends                                          168,931
------------------------------------------------------------
Collateral for securities loaned                  60,879,359
------------------------------------------------------------
Other assets                                          32,994
============================================================
    Total assets                                 777,473,366
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,492,050
------------------------------------------------------------
  Fund shares reacquired                           1,982,327
------------------------------------------------------------
  Collateral upon return of securities loaned     60,879,359
------------------------------------------------------------
Accrued advisory fees                                535,365
------------------------------------------------------------
Accrued administrative services fees                  10,177
------------------------------------------------------------
Accrued distribution fees                            416,919
------------------------------------------------------------
Accrued trustees' fees                                   919
------------------------------------------------------------
Accrued transfer agent fees                           81,018
------------------------------------------------------------
Accrued operating expenses                            65,747
============================================================
    Total liabilities                             66,463,881
============================================================
Net assets applicable to shares outstanding     $711,009,485
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $509,644,689
____________________________________________________________
============================================================
Class B                                         $178,884,285
____________________________________________________________
============================================================
Class C                                         $ 22,480,511
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           17,418,397
____________________________________________________________
============================================================
Class B                                            6,512,984
____________________________________________________________
============================================================
Class C                                              818,280
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      29.26
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $29.26 divided by
      95.25%)                                   $      30.72
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      27.47
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      27.47
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $2,989)                                        $   425,799
------------------------------------------------------------
Dividends from affiliated money market funds         729,583
------------------------------------------------------------
Security lending income                                7,816
============================================================
    Total investment income                        1,163,198
============================================================

EXPENSES:

Advisory fees                                      3,260,619
------------------------------------------------------------
Administrative services fees                          62,059
------------------------------------------------------------
Custodian fees                                        43,446
------------------------------------------------------------
Distribution fees -- Class A                       1,229,308
------------------------------------------------------------
Distribution fees -- Class B                         822,107
------------------------------------------------------------
Distribution fees -- Class C                          89,007
------------------------------------------------------------
Transfer agent fees                                  576,535
------------------------------------------------------------
Trustees' fees                                        12,677
------------------------------------------------------------
Other                                                 94,470
============================================================
    Total expenses                                 6,190,228
============================================================
Less: Expenses paid indirectly                        (8,610)
============================================================
    Net expenses                                   6,181,618
============================================================
Net investment income (loss)                      (5,018,420)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES

Net realized gain from:
  Investment securities                          146,611,974
------------------------------------------------------------
  Foreign currencies                                   8,820
============================================================
                                                 146,620,794
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (91,946,246)
------------------------------------------------------------
  Foreign currencies                                     959
============================================================
                                                 (91,945,287)
============================================================
Net gain from investment securities and foreign
  currencies                                      54,675,507
============================================================
Net increase in net assets resulting from
  operations                                     $49,657,087
____________________________________________________________
============================================================

* At April 30, 2001, securities with an aggregate market value of $59,685,646 were on loan to brokers.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2001 and the year ended October 31, 2000 (Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                  2001           2000
                                                              ------------   ------------
OPERATIONS:

  Net investment income (loss)                                $ (5,018,420)  $ (4,947,036)
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                 146,620,794     78,246,407
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (91,945,287)    92,894,528
=========================================================================================
    Net increase in net assets resulting from operations        49,657,087    166,193,899
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (50,672,022)   (33,324,503)
-----------------------------------------------------------------------------------------
  Class B                                                      (17,239,564)    (9,919,856)
-----------------------------------------------------------------------------------------
  Class C                                                       (1,699,076)      (162,378)
-----------------------------------------------------------------------------------------
  Advisor Class*                                                        --        (84,346)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       62,615,841      9,141,881
-----------------------------------------------------------------------------------------
  Class B                                                       39,922,533     14,704,535
-----------------------------------------------------------------------------------------
  Class C                                                       10,779,581      9,136,876
-----------------------------------------------------------------------------------------
  Advisor Class*                                                        --       (710,294)
=========================================================================================
    Net increase in net assets                                  93,364,380    154,975,814
=========================================================================================

NET ASSETS:

  Beginning of period                                          617,645,105    462,669,291
=========================================================================================
  End of period                                               $711,009,485   $617,645,105
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $477,980,330   $364,662,375
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (5,018,420)             0
-----------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and foreign currencies                                     146,564,684     69,554,552
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          91,482,891    183,428,178
=========================================================================================
                                                              $711,009,485   $617,645,105
_________________________________________________________________________________________
=========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

NOTES TO FINANCIAL STATEMENTS
April 30, 2001
(Unaudited)


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2001, AIM was paid $62,059 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2001, AFS was paid $373,100 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $1,229,308, $822,107 and $89,007, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $136,838 from sales of the Class A shares of the Fund during the six months ended April 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2001, AIM Distributors received $11,444 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended April 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $7,716 and reductions in custodian fees of $894 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $8,610.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At April 30, 2001, securities with an aggregate value of $59,685,646 were on loan to brokers. The loans were secured by cash collateral of $60,879,359 received by the Fund and invested in affiliated money market funds as follows:
$30,439,680 in STIC Liquid Assets Portfolio and $30,439,679 in STIC Prime Portfolio. For the six months ended April 30, 2001, the Fund received fees of $7,816 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2001 was $664,562,725 and $654,823,579, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $116,838,427
---------------------------------------------------------
Aggregate unrealized appreciation
  (depreciation) of investment securities     (25,355,130)
=========================================================
Net unrealized appreciation of investment
  securities                                 $ 91,483,297
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $607,986,938.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2001 and the year ended October 31, 2000 were as follows:

                                                                    APRIL 30, 2001               OCTOBER 31, 2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      2,539,997    $ 75,232,214     2,265,037    $ 61,242,852
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,074,115      57,399,038     1,557,713      38,869,448
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        466,818      12,993,824       775,066      19,232,447
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --        12,143         310,037
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,674,740      47,026,687     1,402,570      30,940,689
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        607,433      16,041,792       437,951       9,188,203
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         62,106       1,640,220         6,991         146,741
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --         3,706          84,344
======================================================================================================================
Conversion of Advisor Class shares to Class A shares:**
  Class A                                                             --              --        44,266       1,041,571
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --       (42,881)     (1,041,571)
======================================================================================================================
Reacquired:
  Class A                                                     (2,082,891)    (59,643,060)   (3,330,391)    (84,083,231)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,246,675)    (33,518,297)   (1,400,658)    (33,353,116)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (143,098)     (3,854,463)     (405,278)    (10,242,312)
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --        (2,513)        (63,104)
======================================================================================================================
                                                               3,952,545    $113,317,955     1,323,722    $ 32,272,998
______________________________________________________________________________________________________________________
======================================================================================================================

 * Advisor Class share activity for the period November 1, 1999 through February 11, 2000.
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                       SIX MONTHS                         YEAR ENDED OCTOBER 31,
                                                          ENDED          --------------------------------------------------------
                                                    APRIL 30, 2001(a)    2000(a)     1999(a)     1998(a)     1997(a)     1996(a)
                                                    -----------------    --------    --------    --------    --------    --------
Net asset value, beginning of period                    $  30.12         $  24.00    $  20.15    $  27.98    $  23.60    $  21.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.20)           (0.22)      (0.19)      (0.21)      (0.25)      (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         2.58             8.62        4.04       (0.91)       6.48        4.79
=================================================================================================================================
    Total from investment operations                        2.38             8.40        3.85       (1.12)       6.23        4.62
=================================================================================================================================
Less distributions:
  Distributions from net realized gains                    (3.24)           (2.28)         --       (6.70)      (1.85)      (2.86)
---------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments               --               --          --       (0.01)         --          --
=================================================================================================================================
    Total distributions                                    (3.24)           (2.28)         --       (6.71)      (1.85)      (2.86)
=================================================================================================================================
Net asset value, end of period                          $  29.26         $  30.12    $  24.00    $  20.15    $  27.98    $  23.60
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             8.37%           38.49%      19.11%      (4.71)%     28.36%      23.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $509,645         $460,445    $357,747    $357,534    $472,083    $467,861
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     1.70%(c)         1.73%       1.82%       1.84%       1.80%       1.84%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (1.35)%(c)       (0.85)%     (0.81)%     (0.98)%     (1.03)%     (0.75)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       99%             242%        123%        187%        149%        157%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $495,798,274.

                                                                                       CLASS B
                                                    -----------------------------------------------------------------------------
                                                       SIX MONTHS                         YEAR ENDED OCTOBER 31,
                                                          ENDED          --------------------------------------------------------
                                                    APRIL 30, 2001(a)    2000(a)     1999(a)     1998(a)     1997(a)     1996(a)
                                                    -----------------    --------    --------    --------    --------    --------
Net asset value, beginning of period                    $  28.53         $  22.96    $  19.37    $  27.27    $  23.15    $  21.56
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.25)           (0.34)      (0.30)      (0.30)      (0.37)      (0.27)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         2.43             8.19        3.89       (0.89)       6.34        4.72
=================================================================================================================================
    Total from investment operations                        2.18             7.85        3.59       (1.19)       5.97        4.45
=================================================================================================================================
Less distributions:
  Distributions from net realized gains                    (3.24)           (2.28)         --       (6.70)      (1.85)      (2.86)
---------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments               --               --          --       (0.01)         --          --
=================================================================================================================================
    Total distributions                                    (3.24)           (2.28)         --       (6.71)      (1.85)      (2.86)
=================================================================================================================================
Net asset value, end of period                          $  27.47         $  28.53    $  22.96    $  19.37    $  27.27    $  23.15
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             8.11%           37.78%      18.53%      (5.20)%     27.75%      22.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $178,884         $144,861    $102,916    $100,311    $147,440    $107,622
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     2.20%(c)         2.23%       2.33%       2.34%       2.30%       2.34%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (1.85)%(c)       (1.35)%     (1.32)%     (1.48)%     (1.53)%     (1.25)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       99%             242%        123%        187%        149%        157%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $165,784,102.

                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                 SIX MONTHS        YEAR ENDED         MARCH 1, 1999
                                                                    ENDED          OCTOBER 31,    (DATE SALES COMMENCED)
                                                              APRIL 30, 2001(a)      2000(a)      TO OCTOBER 31, 1999(a)
                                                              -----------------    -----------    ----------------------
Net asset value, beginning of period                               $ 28.53           $ 22.96               22.50
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.25)            (0.34)              (0.21)
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              2.43              8.19                0.67
========================================================================================================================
    Total from investment operations                                  2.18              7.85                0.46
========================================================================================================================
Less distributions from net realized gains                           (3.24)            (2.28)                 --
========================================================================================================================
    Total distributions                                              (3.24)            (2.28)                 --
========================================================================================================================
Net asset value, end of period                                     $ 27.47           $ 28.53              $22.96
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                       8.11%            37.77%               2.04%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $22,481           $12,339              $1,278
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                               2.20%(c)          2.23%               2.33%(d)
========================================================================================================================
Ratio of net investment income (loss) to average net assets          (1.85)%(c)        (1.35)%             (1.32)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                                 99%              242%                123%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $17,948,840.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
April 30, 2001
(Unaudited)

                                                     MARKET
                                        SHARES        VALUE
DOMESTIC STOCKS & OTHER EQUITY
  INTERESTS-60.90%

BROADCASTING (TELEVISION, RADIO &
  CABLE)-2.02%

General Motors Corp.-Class H(a)           18,500   $   393,125
--------------------------------------------------------------
Univision Communications Inc.-Class A(a)   8,300       362,793
==============================================================
                                                       755,918
==============================================================

COMMUNICATIONS EQUIPMENT-0.61%

Comverse Technology, Inc.(a)               2,200       150,700
--------------------------------------------------------------
JDS Uniphase Corp.(a)                      3,700        79,106
==============================================================
                                                       229,806
==============================================================

COMPUTERS (HARDWARE)-0.53%

Dell Computer Corp.(a)                     7,500       197,175
==============================================================

COMPUTERS (NETWORKING)-3.47%

Cisco Systems, Inc.(a)                    35,968       610,737
--------------------------------------------------------------
Juniper Networks, Inc.(a)                  9,000       531,270
--------------------------------------------------------------
VeriSign, Inc.(a)                          3,100       158,968
==============================================================
                                                     1,300,975
==============================================================

COMPUTERS (PERIPHERALS)-1.51%

Brocade Communications Systems,
  Inc.(a)                                  6,700       254,533
--------------------------------------------------------------
EMC Corp.(a)                               7,900       312,840
==============================================================
                                                       567,373
==============================================================

COMPUTERS (SOFTWARE & SERVICES)-2.41%

Henry (Jack) & Associates, Inc.           10,000       281,900
--------------------------------------------------------------
Oracle Corp.(a)                           13,400       216,544
--------------------------------------------------------------
VERITAS Software Corp.(a)                  6,800       405,348
==============================================================
                                                       903,792
==============================================================

ELECTRIC COMPANIES-12.16%

Aquila, Inc.(a)                            6,200       187,922
--------------------------------------------------------------
Edison International(a)                   14,000       137,900
--------------------------------------------------------------
FPL Group, Inc.                           16,000       958,400
--------------------------------------------------------------
Mirant Corp.(a)                           17,264       704,371
--------------------------------------------------------------
Mirant Trust I-Series A, $3.125
  Conv. Pfd.                               3,700       303,400
--------------------------------------------------------------
Montana Power Co. (The)(a)                21,200       264,152
--------------------------------------------------------------
NRG Energy, Inc.(a)                       15,000       536,250
--------------------------------------------------------------
PG&E Corp.(a)                             12,000       107,640
--------------------------------------------------------------
Pinnacle West Capital Corp.               24,000     1,204,560
--------------------------------------------------------------
Southern Co. (The)                         6,700       156,713
==============================================================
                                                     4,561,308
==============================================================

ELECTRICAL EQUIPMENT-3.01%

Active Power, Inc.(a)                     14,000       312,900
--------------------------------------------------------------
General Electric Co.                      13,300       645,449
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
ELECTRICAL EQUIPMENT-(CONTINUED)

Sanmina Corp.(a)                           5,800   $   169,070
==============================================================
                                                     1,127,419
==============================================================

ELECTRONICS (INSTRUMENTATION)-0.26%

Proton Energy Systems, Inc.(a)            13,700        98,229
==============================================================

ELECTRONICS (SEMICONDUCTORS)-0.63%

Analog Devices, Inc.(a)                    5,000       236,550
==============================================================

ENGINEERING & CONSTRUCTION-0.87%

Quanta Services, Inc.(a)                  12,700       326,263
==============================================================

NATURAL GAS-13.88%

Dynegy Inc.-Class A                       13,100       757,835
--------------------------------------------------------------
El Paso Corp.                             13,000       894,400
--------------------------------------------------------------
Enron Corp.                               45,800     2,872,576
--------------------------------------------------------------
KeySpan Corp.                              8,500       337,450
--------------------------------------------------------------
NewPower Holdings, Inc.(a)                10,700        92,020
--------------------------------------------------------------
Williams Cos., Inc. (The)                  6,000       253,020
==============================================================
                                                     5,207,301
==============================================================

OIL & GAS (DRILLING & EQUIPMENT)-0.55%

BJ Services Co.(a)                         2,500       205,625
==============================================================

OIL & GAS (EXPLORATION &
  PRODUCTION)-3.49%

Anadarko Petroleum Corp.                   4,800       310,176
--------------------------------------------------------------
Apache Corp.                               7,000       447,720
--------------------------------------------------------------
Devon Energy Corp.                         3,300       194,733
--------------------------------------------------------------
Kerr-McGee Corp.                           5,000       358,250
==============================================================
                                                     1,310,879
==============================================================

OIL (INTERNATIONAL INTEGRATED)-1.16%

Chevron Corp.                              2,400       231,744
--------------------------------------------------------------
Exxon Mobil Corp.                          2,300       203,780
==============================================================
                                                       435,524
==============================================================

POWER PRODUCERS (INDEPENDENT)-5.78%

AES Corp. (The)(a)                        29,976     1,428,956
--------------------------------------------------------------
Calpine Corp.(a)                          13,000       740,870
==============================================================
                                                     2,169,826
==============================================================

SERVICES (COMMERCIAL & CONSUMER)-0.92%

Convergys Corp.(a)                         9,500       346,750
==============================================================

TELECOMMUNICATIONS
  (CELLULAR/WIRELESS)-1.13%

Openwave Systems Inc.(a)                   5,300       183,433
--------------------------------------------------------------
Western Wireless Corp.-Class A(a)          5,400       240,464
==============================================================
                                                       423,897
==============================================================

                                                     MARKET
                                        SHARES        VALUE
TELEPHONE-6.51%

Broadwing Inc.(a)                         11,700   $   290,160
--------------------------------------------------------------
Qwest Communications International
  Inc.(a)                                  6,600       269,940
--------------------------------------------------------------
SBC Communications Inc.                   32,000     1,320,000
--------------------------------------------------------------
Verizon Communications Inc.               10,200       561,714
==============================================================
                                                     2,441,814
==============================================================
    Total Domestic Stocks & Other
      Equity Interests (Cost
      $19,622,696)                                  22,846,424
==============================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-27.03%

BERMUDA-0.57%

Tyco International Ltd.
  (Manufacturing-Diversified)              4,000       213,480
==============================================================

BRAZIL-0.93%

Companhia Paranaense de
  Energia-Copel-ADR (Electric
  Companies)                              45,000       348,750
==============================================================

CANADA-0.42%

Nortel Networks Corp.
  (Communications Equipment)               6,600       100,980
--------------------------------------------------------------
Stuart Energy Systems Corp. (Power
  Producers-Independent)()(a)             13,300        57,587
==============================================================
                                                       158,567
==============================================================

FINLAND-0.89%

Nokia Oyj-ADR (Communications
  Equipment)                               9,800       335,062
==============================================================

FRANCE-4.07%

Suez Lyonnaise des Eaux S.A.
  (Manufacturing-Diversified)              3,650       539,589
--------------------------------------------------------------
TotalFinaElf S.A. (Oil-International
  Integrated)                              2,400       357,780
--------------------------------------------------------------
Vivendi Universal S.A. (Water
  Utilities)                               9,100       630,245
==============================================================
                                                     1,527,614
==============================================================

GERMANY-1.12%

E.On A.G.
  (Manufacturing-Diversified)()(a)         8,320       418,233
==============================================================

ISRAEL-1.31%

Check Point Software Technologies
  Ltd. (Computers-Software &
  Services)()(a)                           7,800       489,294
==============================================================

ITALY-3.93%

ACEA S.p.A. (Water Utilities)             72,800       687,980
--------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)        126,300       787,868
==============================================================
                                                     1,475,848
==============================================================

                                                     MARKET
                                        SHARES        VALUE
JAPAN-2.97%

Nippon Telegraph & Telephone Corp.
  (Telecommunications-Long Distance)          30   $   190,603
--------------------------------------------------------------
NTT DoCoMo, Inc.
  (Telecommunications-
  Cellular/Wireless)                          45       925,094
==============================================================
                                                     1,115,697
==============================================================

SPAIN-5.09%

Endesa S.A. (Electric Companies)          11,600       195,469
--------------------------------------------------------------
Endesa S.A.-ADR (Electric Companies)      39,600       671,220
--------------------------------------------------------------
Telefonica, S.A. (Telephone)(a)           28,006       474,159
--------------------------------------------------------------
Union Electrica Fenosa, S.A.
  (Electric Companies)                    30,000       567,283
==============================================================
                                                     1,908,131
==============================================================

UNITED KINGDOM-5.73%

Amdocs Ltd.
  (Telecommunications-Cellular/
  Wireless)(a)                             8,300       488,870
--------------------------------------------------------------
National Grid Group PLC (Electric
  Companies)                              95,060       727,613
--------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-
  Cellular/Wireless)                     307,314       933,208
==============================================================
                                                     2,149,691
==============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $8,453,440)                                   10,140,367
==============================================================
                                      PRINCIPAL
                                        AMOUNT
U.S. TREASURY SECURITIES-1.33%

U.S. Treasury Bills-1.33%
--------------------------------------------------------------
4.37%, 06/21/01 (Cost $497,025)(b)    $  500,000       497,025
==============================================================
                                        SHARES
MONEY MARKET FUNDS-8.20%

STIC Liquid Assets Portfolio(c)        1,538,923     1,538,923
--------------------------------------------------------------
STIC Prime Portfolio(c)                1,538,923     1,538,923
==============================================================
    Total Money Market Funds (Cost
      $3,077,846)                                    3,077,846
==============================================================
TOTAL INVESTMENTS-97.46% (Cost
  $31,651,007)                                      36,561,662
==============================================================
OTHER ASSETS LESS LIABILITIES-2.54%                    954,304
==============================================================
NET ASSETS-100.00%                                 $37,515,966
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Pfd.   - Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $31,651,007)*                                  $36,561,662
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,220,967
------------------------------------------------------------
  Fund shares sold                                     9,117
------------------------------------------------------------
  Dividends                                           56,215
------------------------------------------------------------
  Collateral for securities loaned                   914,479
------------------------------------------------------------
Other assets                                          17,695
============================================================
    Total assets                                  38,780,135
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              194,625
------------------------------------------------------------
  Fund shares reacquired                              53,832
------------------------------------------------------------
  Collateral upon return of securities loaned        914,479
------------------------------------------------------------
Accrued administrative services fees                   4,041
------------------------------------------------------------
Accrued distribution fees                             24,304
------------------------------------------------------------
Accrued trustees' fees                                   927
------------------------------------------------------------
Accrued transfer agent fees                           20,789
------------------------------------------------------------
Accrued operating expenses                            51,172
============================================================
    Total liabilities                              1,264,169
============================================================
Net assets applicable to shares outstanding      $37,515,966
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $17,880,037
____________________________________________________________
============================================================
Class B                                          $19,250,445
____________________________________________________________
============================================================
Class C                                          $   385,484
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            1,550,628
____________________________________________________________
============================================================
Class B                                            1,740,231
____________________________________________________________
============================================================
Class C                                               34,927
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $     11.53
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.53 divided by
      95.25%)                                    $     12.10
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $     11.06
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $     11.04
____________________________________________________________
============================================================

* At April 30, 2001, securities with an aggregate market value of $885,265 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $2,544)                                       $    154,591
------------------------------------------------------------
Dividends from affiliated money market funds          92,528
------------------------------------------------------------
Interest                                               4,001
------------------------------------------------------------
Security lending income                               24,384
============================================================
    Total investment income                          275,504
============================================================

EXPENSES:

Advisory fees                                        203,691
------------------------------------------------------------
Administrative services fees                          24,726
------------------------------------------------------------
Custodian fees                                         7,691
------------------------------------------------------------
Distribution fees -- Class A                          48,156
------------------------------------------------------------
Distribution fees -- Class B                         109,924
------------------------------------------------------------
Distribution fees -- Class C                           1,984
------------------------------------------------------------
Transfer agent fees                                   84,095
------------------------------------------------------------
Trustees' fees                                         5,820
------------------------------------------------------------
Other                                                 40,979
============================================================
    Total expenses                                   527,066
============================================================
Less: Fees waived                                    (53,621)
------------------------------------------------------------
    Expenses paid indirectly                            (512)
============================================================
    Net expenses                                     472,933
============================================================
Net investment income (loss)                        (197,429)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                              521,264
------------------------------------------------------------
  Foreign currencies                                  (4,598)
------------------------------------------------------------
  Futures contracts                                   43,257
------------------------------------------------------------
  Option contracts written                            53,736
============================================================
                                                     613,659
============================================================
  Change in net unrealized appreciation
    (depreciation) of:
  Investment securities                          (13,244,745)
------------------------------------------------------------
  Foreign currencies                                  (1,162)
============================================================
                                                 (13,245,907)
============================================================
  Net gain (loss) from investment securities,
    foreign currencies, futures contracts and
    option contracts                             (12,632,248)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(12,829,677)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2001 and the year ended October 31, 2000 (Unaudited)

                                                                 APRIL 30,      OCTOBER 31,
                                                                    2001            2000
                                                                ------------    ------------
OPERATIONS:

  Net investment income (loss)                                  $   (197,429)   $   (580,057)
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts and option contracts               613,659      10,080,580
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (13,245,907)      1,680,128
============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                 (12,829,677)     11,180,651
============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (3,585,321)     (2,273,919)
--------------------------------------------------------------------------------------------
  Class B                                                         (4,318,690)     (2,931,748)
--------------------------------------------------------------------------------------------
  Class C                                                            (69,527)         (1,316)
--------------------------------------------------------------------------------------------
  Advisor Class*                                                          --          (2,002)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                          2,522,813       1,980,892
--------------------------------------------------------------------------------------------
  Class B                                                          2,094,520          30,946
--------------------------------------------------------------------------------------------
  Class C                                                            166,196         450,664
--------------------------------------------------------------------------------------------
  Advisor Class*                                                          --         (22,973)
============================================================================================
    Net increase (decrease) in net assets                        (16,019,686)      8,411,195
============================================================================================

NET ASSETS:

  Beginning of period                                             53,535,652      45,124,457
============================================================================================
  End of period                                                 $ 37,515,966    $ 53,535,652
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $ 32,197,531    $ 27,414,002
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (197,429)             --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures contracts and
    option contracts                                                 612,439       7,972,318
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                             4,903,425      18,149,332
============================================================================================
                                                                $ 37,515,966    $ 53,535,652
____________________________________________________________________________________________
============================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2001
(Unaudited)


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Global Infrastructure Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Put Options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

H. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

I. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

J. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. For the six months ended April 30, 2001, AIM waived fees of $53,621.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2001, AIM was paid $24,726 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2001, AFS was paid $50,614 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $48,156, $109,924 and $1,984, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $3,701 from sales of the Class A shares of the Fund during the six months ended April 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2001, AIM Distributors received $1,016 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended April 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $487 and reductions in custodian fees of $25 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $512.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At April 30, 2001, securities with an aggregate value of $885,265 were on loan to brokers. The loans were secured by cash collateral of $914,479 received by the Fund and invested in affiliated money market funds as follows: $457,239 in STIC Liquid Assets Portfolio and $457,240 in STIC Prime Portfolio. For the six months ended April 30, 2001, the Fund received fees of $24,384 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2001 was $10,836,490 and $15,638,716, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 8,896,498
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (3,985,843)
=========================================================
Net unrealized appreciation of investment
  securities                                  $ 4,910,655
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 7-CALL OPTION CONTRACTS


Transactions in call options written during the six months ended April 30, 2001 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    --------
Beginning of period                                               --       $     --
-----------------------------------------------------------------------------------
Written                                                          133         55,476
-----------------------------------------------------------------------------------
Closed                                                           (80)       (19,759)
-----------------------------------------------------------------------------------
Expired                                                          (53)       (35,717)
===================================================================================
End of period                                                     --       $     --
___________________________________________________________________________________
===================================================================================


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2001 and the year ended October 31, 2000 were as follows:

                                                                  APRIL 30, 2001             OCTOBER 31, 2000
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
                                                              --------    -----------    --------    ------------
Sold:
  Class A                                                      584,773    $ 8,029,223     661,981    $ 12,809,797
-----------------------------------------------------------------------------------------------------------------
  Class B                                                       60,978        805,498     222,164       4,334,670
-----------------------------------------------------------------------------------------------------------------
  Class C                                                       12,758        174,928      32,764         654,226
-----------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                    --             --           1              15
=================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      253,715      3,427,689     128,271       2,153,369
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      308,008      3,997,955     164,254       2,682,268
-----------------------------------------------------------------------------------------------------------------
  Class C                                                        5,299         68,675          81           1,316
-----------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                    --             --          51             875
=================================================================================================================
Conversion of Advisor Class to Class A shares:**
  Class A                                                           --             --       1,119          23,863
-----------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                    --             --      (1,094)        (23,863)
=================================================================================================================
Reacquired:
  Class A                                                     (630,970)    (8,934,099)   (670,570)    (13,006,137)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                     (219,213)    (2,708,933)   (372,887)     (6,985,992)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                       (6,258)       (77,407)    (10,693)       (204,878)
=================================================================================================================
                                                               369,090    $ 4,783,529     155,442    $  2,439,529
_________________________________________________________________________________________________________________
=================================================================================================================

* Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                     YEAR ENDED OCTOBER 31,
                                                              APRIL 30,     ---------------------------------------------------
                                                                 2001       2000(a)     1999      1998(a)    1997(a)    1996(a)
                                                              ----------    -------    -------    -------    -------    -------
Net asset value, beginning of period                           $ 18.42      $ 16.33    $ 14.18    $ 15.01    $ 14.42    $ 12.11
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)       (0.15)        --       0.07      (0.01)     (0.03)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (4.09)        4.16       3.07      (0.79)      1.32       2.34
===============================================================================================================================
    Total from investment operations                             (4.13)        4.01       3.07      (0.72)      1.31       2.31
===============================================================================================================================
Less distributions:
  Dividends from net investment income                              --           --      (0.07)        --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (2.76)       (1.92)     (0.85)     (0.11)     (0.72)        --
===============================================================================================================================
    Total distributions                                          (2.76)       (1.92)     (0.92)     (0.11)     (0.72)        --
===============================================================================================================================
Net asset value, end of period                                 $ 11.53      $ 18.42    $ 16.33    $ 14.18    $ 15.01    $ 14.42
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                 (24.62)%      25.71%     22.72%     (4.82)%     9.38%     19.08%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $17,880      $24,745    $19,958    $23,531    $38,281    $38,397
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(c)     2.00%      2.00%      1.99%      2.00%      2.14%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.26%(c)     2.21%      2.22%      2.23%      2.08%      2.25%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.68)%(c)   (0.75)%     0.09%      0.52%     (0.09)%    (0.19)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             27%          66%        49%        96%        41%        41%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $19,422,266.

                                                                                           CLASS B
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                     YEAR ENDED OCTOBER 31,
                                                              APRIL 30,     ---------------------------------------------------
                                                                 2001       2000(a)    1999(a)    1998(a)    1997(a)    1996(a)
                                                              ----------    -------    -------    -------    -------    -------
Net asset value, beginning of period                           $ 17.84      $ 15.94    $ 13.87    $ 14.75    $ 14.24    $ 12.03
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)       (0.24)     (0.06)        --      (0.09)     (0.09)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (3.95)        4.06       2.98      (0.77)      1.32       2.30
===============================================================================================================================
    Total from investment operations                             (4.02)        3.82       2.92      (0.77)      1.23       2.21
===============================================================================================================================
Less distributions from net realized gains                       (2.76)       (1.92)     (0.85)     (0.11)     (0.72)        --
===============================================================================================================================
Net asset value, end of period                                 $ 11.06      $ 17.84    $ 15.94    $ 13.87    $ 14.75    $ 14.24
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                 (24.83)%      25.09%     22.03%     (5.31)%     8.83%     18.37%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $19,250      $28,378    $25,134    $32,349    $57,199    $53,678
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.50%(c)     2.50%      2.50%      2.49%      2.50%      2.64%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.76%(c)     2.71%      2.72%      2.73%      2.58%      2.75%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.18)%(c)   (1.25)%    (0.41)%     0.02%     (0.59)%    (0.69)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             27%          66%        49%        96%        41%        41%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $22,166,948.

                                                                               CLASS C
                                                              ------------------------------------------
                                                                                           MARCH 1, 1999
                                                              SIX MONTHS                    (DATE SALES
                                                                ENDED       YEAR ENDED     COMMENCED) TO
                                                              APRIL 30,     OCTOBER 31,     OCTOBER 31,
                                                                 2001         2000(a)         1999(a)
                                                              ----------    -----------    -------------
Net asset value, beginning of period                           $ 17.82        $15.94          $13.99
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)        (0.24)          (0.03)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (3.95)         4.04            1.98
========================================================================================================
    Total from investment operations                             (4.02)         3.80            1.95
========================================================================================================
Less distributions from net realized gains                       (2.76)        (1.92)             --
========================================================================================================
Net asset value, end of period                                 $ 11.04        $17.82          $15.94
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                 (24.86)%       24.94%          13.94%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $   385        $  412          $   16
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.50%(c)      2.50%           2.50%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.76%(c)      2.71%           2.72%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets      (1.18)%(c)    (1.25)%         (0.41)%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate                                             27%           66%             49%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $400,082.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
April 30, 2001
(Unaudited)

                                                    MARKET
                                        SHARES       VALUE
DOMESTIC COMMON STOCKS-55.92%

ELECTRIC COMPANIES-8.49%

Allegheny Energy, Inc.                   13,700   $   700,892
-------------------------------------------------------------
Mirant Corp.(a)                           6,200       252,960
-------------------------------------------------------------
Orion Power Holdings, Inc.(a)             5,100       164,220
-------------------------------------------------------------
PPL Corp.                                 5,300       291,500
-------------------------------------------------------------
Reliant Energy, Inc.                     13,000       644,150
-------------------------------------------------------------
UtiliCorp United Inc.                    17,200       607,160
=============================================================
                                                    2,660,882
=============================================================

ELECTRICAL EQUIPMENT-6.34%

Capstone Turbine Corp.(a)                34,500     1,010,850
-------------------------------------------------------------
FuelCell Energy, Inc.(a)                 14,200       978,380
=============================================================
                                                    1,989,230
=============================================================

ENGINEERING & CONSTRUCTION-0.81%

Quanta Services, Inc.(a)                  9,900       254,331
=============================================================

METALS MINING-3.16%

Alliance Resource Partners, L.P.         25,200       580,608
-------------------------------------------------------------
Arch Coal, Inc.                          13,200       408,540
=============================================================
                                                      989,148
=============================================================

NATURAL GAS-8.02%

Dynegy Inc.-Class A                      15,100       873,535
-------------------------------------------------------------
El Paso Corp.                             8,000       550,400
-------------------------------------------------------------
Enron Corp.                               8,400       526,848
-------------------------------------------------------------
Equitable Resources, Inc.                 2,100       168,000
-------------------------------------------------------------
NewPower Holdings, Inc.(a)               46,200       397,320
=============================================================
                                                    2,516,103
=============================================================

OIL & GAS (DRILLING &
  EQUIPMENT)-11.37%

BJ Services Co.(a)                       12,100       995,225
-------------------------------------------------------------
Nabors Industries, Inc.(a)               10,000       596,200
-------------------------------------------------------------
Oceaneering International, Inc.(a)        6,200       147,560
-------------------------------------------------------------
Pride International, Inc.(a)             24,600       655,098
-------------------------------------------------------------
Transocean Sedco Forex Inc.              10,100       548,228
-------------------------------------------------------------
Weatherford International, Inc.(a)       10,700       623,061
=============================================================
                                                    3,565,372
=============================================================

OIL & GAS (EXPLORATION &
  PRODUCTION)-11.31%

Anadarko Petroleum Corp.                  8,300       536,346
-------------------------------------------------------------
Apache Corp.                             10,900       697,164
-------------------------------------------------------------
BP Prudhoe Bay Royalty Trust            100,000     1,503,000
-------------------------------------------------------------

                                                    MARKET
                                        SHARES       VALUE

OIL & GAS (EXPLORATION &
  PRODUCTION)-(CONTINUED)

Cross Timbers Oil Co.                     9,500   $   257,925
-------------------------------------------------------------
EOG Resources, Inc.                      11,900       552,041
=============================================================
                                                    3,546,476
=============================================================

OIL (INTERNATIONAL INTEGRATED)-4.36%

Chevron Corp.                             6,000       579,360
-------------------------------------------------------------
Exxon Mobil Corp.                         8,900       788,540
=============================================================
                                                    1,367,900
=============================================================

POWER PRODUCERS (INDEPENDENT)-2.06%

Calpine Corp.(a)                         11,352       646,950
=============================================================
    Total Domestic Common Stocks
      (Cost $14,206,648)                           17,536,392
=============================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-33.64%

CANADA-26.09%

Alberta Energy Co. Ltd. (Oil &
  Gas-Exploration & Production)           9,200       452,557
-------------------------------------------------------------
Alcan Aluminum Ltd. (Aluminum)           13,300       591,890
-------------------------------------------------------------
Anderson Exploration Ltd.
  (Oil-Domestic Integrated)(a)           30,000       683,660
-------------------------------------------------------------
ARC Energy Trust (Oil &
  Gas-Exploration & Production)          72,768       612,619
-------------------------------------------------------------
Compton Petroleum Corp. (Oil &
  Gas-Exploration & Production)(a)      245,200       941,941
-------------------------------------------------------------
Fuel Cell Technologies Corp.
  (Electrical Equipment)(a)              66,400        48,421
-------------------------------------------------------------
Gulf Canada Resources Ltd.
  (Oil-International Integrated)(a)      96,000       550,054
-------------------------------------------------------------
Petro-Canada (Oil-Domestic
  Integrated)                            11,000       304,392
-------------------------------------------------------------
Precision Drilling Corp. (Oil &
  Gas-Drilling & Equipment)(a)           16,100       678,446
-------------------------------------------------------------
Richland Petroleum Corp. (Oil &
  Gas-Exploration & Production)(a)       91,900       305,167
-------------------------------------------------------------
Stuart Energy Systems Corp. (Power
  Producers- Independent)(a)            100,000       432,985
-------------------------------------------------------------
Talisman Energy Inc. (Oil &
  Gas-Exploration & Production)(a)       35,000     1,426,572
-------------------------------------------------------------
Ventus Energy Ltd. (Oil &
  Gas-Exploration & Production)(a)       31,200       222,444
-------------------------------------------------------------
Zargon Oil & Gas Ltd. (Oil &
  Gas-Exploration & Production)(a)      213,600       931,810
=============================================================
                                                    8,182,958
=============================================================

                                                    MARKET
                                        SHARES       VALUE
DENMARK-1.70%

Vestas Wind Systems A.S.
  (Manufacturing- Specialized)           11,400   $   532,391
=============================================================

FRANCE-2.83%

Bouygues Offshore S.A.-ADR (Oil &
  Gas-Drilling & Equipment)              11,700       290,160
-------------------------------------------------------------
L'Air Liquide S.A.
  (Chemicals-Specialty)(a)                3,960       596,661
=============================================================
                                                      886,821
=============================================================

IRELAND-0.99%

Jefferson Smurfit Group PLC-ADR
  (Containers & Packaging-Paper)         16,500       309,375
=============================================================

UNITED KINGDOM-2.03%

Innogy Holdings PLC (Power Producers-
  Independent)(a)                       216,400       638,557
=============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $9,725,577)                                  10,550,102
=============================================================

                                       PRINCIPAL     MARKET
                                        AMOUNT        VALUE
MONEY MARKET FUNDS-5.11%

STIC Liquid Assets Portfolio(b)        $801,632    $   801,632
--------------------------------------------------------------
STIC Prime Portfolio(b)                 801,632        801,632
==============================================================
    Total Money Market Funds (Cost
      $1,603,264)                                    1,603,264
==============================================================
TOTAL INVESTMENTS-94.67% (Cost
  $25,535,489)                                      29,689,758
==============================================================
OTHER ASSETS LESS LIABILITIES-5.33%                  1,671,936
==============================================================
NET ASSETS-100.00%                                 $31,361,694
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $25,535,489)*                               $29,689,758
---------------------------------------------------------
Foreign currencies, at value (cost $24,438)        24,527
---------------------------------------------------------
Receivables for:
  Investments sold                              2,562,867
---------------------------------------------------------
  Fund shares sold                                961,346
---------------------------------------------------------
  Dividends                                        35,831
---------------------------------------------------------
Collateral for securities loaned                  685,761
---------------------------------------------------------
Other assets                                       17,918
=========================================================
    Total assets                               33,978,008
=========================================================

LIABILITIES:

Payables for:
  Investments purchased                         1,631,849
---------------------------------------------------------
  Fund shares reacquired                          234,053
---------------------------------------------------------
  Collateral upon return of securities
    loaned                                        685,761
---------------------------------------------------------
Accrued advisory fees                               1,383
---------------------------------------------------------
Accrued administrative services fees                4,041
---------------------------------------------------------
Accrued distribution fees                          19,086
---------------------------------------------------------
Accrued trustees' fees                                895
---------------------------------------------------------
Accrued transfer agent fees                        10,826
---------------------------------------------------------
Accrued operating expenses                         28,420
=========================================================
    Total liabilities                           2,616,314
=========================================================
Net assets applicable to shares outstanding   $31,361,694
_________________________________________________________
=========================================================

NET ASSETS:

Class A                                       $14,654,369
_________________________________________________________
=========================================================
Class B                                       $15,735,699
_________________________________________________________
=========================================================
Class C                                       $   971,626
_________________________________________________________
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         1,055,937
_________________________________________________________
=========================================================
Class B                                         1,169,773
_________________________________________________________
=========================================================
Class C                                            72,180
_________________________________________________________
=========================================================
Class A:
  Net asset value per share                   $     13.88
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.88 divided by
       95.25%)                                $     14.57
_________________________________________________________
=========================================================
Class B:
  Net asset value and offering price per
    share                                     $     13.45
_________________________________________________________
=========================================================
Class C:
  Net asset value and offering price per
    share                                     $     13.46
_________________________________________________________
=========================================================

* At April 30, 2001, securities with an aggregate market value of $672,315 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $9,675)                                         $  267,513
------------------------------------------------------------
Dividends from affiliated money market funds          31,764
------------------------------------------------------------
Interest                                                 310
------------------------------------------------------------
Security lending income                                3,300
============================================================
    Total investment income                          302,887
============================================================

EXPENSES:

Advisory fees                                        127,044
------------------------------------------------------------
Administrative services fees                          24,863
------------------------------------------------------------
Custodian fees                                         8,857
------------------------------------------------------------
Distribution fees -- Class A                          31,022
------------------------------------------------------------
Distribution fees -- Class B                          67,034
------------------------------------------------------------
Distribution fees -- Class C                           2,878
------------------------------------------------------------
Transfer agent fees                                   66,066
------------------------------------------------------------
Professional fees                                     29,060
------------------------------------------------------------
Trustees' fees                                         5,696
------------------------------------------------------------
Other                                                 30,081
============================================================
    Total expenses                                   392,601
============================================================
Less: Fees waived                                    (94,638)
------------------------------------------------------------
    Expenses paid indirectly                            (348)
============================================================
    Net expenses                                     297,615
============================================================
Net investment income                                  5,272
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                              793,440
------------------------------------------------------------
  Foreign currencies                                 (14,607)
============================================================
                                                     778,833
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            2,603,279
------------------------------------------------------------
  Foreign currencies                                  (6,860)
============================================================
                                                   2,596,419
============================================================
Net gain from investment securities and foreign
  currencies                                       3,375,252
============================================================
Net increase in net assets resulting from
  operations                                      $3,380,524
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2001 and the year ended October 31, 2000 (Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2001           2000
                                                              -----------    -----------
OPERATIONS:

  Net investment income (loss)                                $     5,272    $   (28,282)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                            778,833       (439,831)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           2,596,419        603,048
========================================================================================
    Net increase in net assets resulting from operations        3,380,524        134,935
========================================================================================
Share transactions-net:
  Class A                                                         470,757     (3,338,400)
----------------------------------------------------------------------------------------
  Class B                                                         274,741     (6,401,000)
----------------------------------------------------------------------------------------
  Class C                                                         435,577        428,516
----------------------------------------------------------------------------------------
  Advisor Class*                                                       --        (22,444)
========================================================================================
    Net increase (decrease) in net assets                       4,561,599     (9,198,393)
========================================================================================

NET ASSETS:

  Beginning of period                                          26,800,095     35,998,488
========================================================================================
  End of period                                               $31,361,694    $26,800,095
________________________________________________________________________________________
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $50,032,166    $48,851,091
----------------------------------------------------------------------------------------
  Undistributed net investment income                               5,272              0
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                         (22,822,232)   (23,601,065)
----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          4,146,488      1,550,069
========================================================================================
                                                              $31,361,694    $26,800,095
________________________________________________________________________________________
========================================================================================

* Advisor Class shares were converted to Class A shares effective as of close of business on February 11, 2000.

NOTES TO FINANCIAL STATEMENTS
April 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Resources Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is long-term growth of capital. The Fund invests substantially all of its investable assets in Global Resources Portfolio (the "Portfolio"). The Portfolio is organized as a Delaware business trust which is registered under the 1940 Act as an open-end management investment company.
  The Portfolio has investment objectives, policies and limitations substantially identical to those of the Fund. Therefore, the financial statements of the Fund and Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through April 30, 2001, all of the shares of beneficial interest of the Portfolio were owned by either the Fund or INVESCO (NY) Asset Management, Inc., which has a nominal ($100) investment in the Portfolio.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     The Fund has a capital loss carryforward of $23,578,846 as of October 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2007.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio may enter into a foreign currency contract to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. The Portfolio may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Portfolio could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding

$1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. During the six months ended April 30, 2001, AIM waived fees of $94,638.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund and the Portfolio. For the six months ended April 30, 2001, AIM was paid $24,863 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2001, AFS was paid $43,674 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $31,022, $67,034 and $2,878, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $4,222 from sales of the Class A shares of the Fund during the six months ended April 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2001, AIM Distributors received $1,504 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended April 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $298 and reductions in custodian fees of $50 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $348.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At April 30, 2001, securities with an aggregate value of $672,315 were on loan to brokers. The loans were secured by cash collateral of $685,761 received by the Portfolio and invested in affiliated money market funds as follows: $342,881 in STIC Liquid Assets Portfolio and $342,880 in STIC Prime Portfolio. For the six months ended April 30, 2001, the Portfolio received fees of $3,300 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Portfolio during the six months ended April 30, 2001 was $23,360,365 and $24,312,620, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities          $ 5,202,049
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (1,047,780)
===============================================================================
Net unrealized appreciation of investment securities                $ 4,154,269
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2001 and the year ended October 31, 2000 were as follows:

                                                                  APRIL 30, 2001            OCTOBER 31, 2000
                                                              -----------------------    -----------------------
                                                               SHARES       AMOUNT        SHARES       AMOUNT
                                                              --------    -----------    --------    -----------
Sold:
  Class A                                                      360,232    $ 4,681,235     434,021    $ 5,508,796
----------------------------------------------------------------------------------------------------------------
  Class B                                                      193,514      2,420,928     255,733      3,154,314
----------------------------------------------------------------------------------------------------------------
  Class C                                                       61,186        763,212      77,757        964,884
----------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                    --             --       1,495        269,584
================================================================================================================
Conversion of Advisor Class shares to Class A shares**:
  Class A                                                           --             --      16,352        194,590
----------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                    --             --     (16,069)      (194,590)
================================================================================================================
Reacquired:
  Class A                                                     (338,194)    (4,210,478)   (708,505)    (9,041,786)
----------------------------------------------------------------------------------------------------------------
  Class B                                                     (178,204)    (2,146,187)   (792,579)    (9,555,314)
----------------------------------------------------------------------------------------------------------------
  Class C                                                      (27,138)      (327,635)    (43,052)      (536,368)
----------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                    --             --      (7,719)       (97,438)
================================================================================================================
                                                                71,396    $ 1,181,075    (782,566)   $(9,333,328)
________________________________________________________________________________________________________________
================================================================================================================

 * Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                     YEAR ENDED OCTOBER 31,
                                                              APRIL 30,     ---------------------------------------------------
                                                                 2001       2000(a)    1999(a)    1998(a)    1997(a)    1996(a)
                                                              ----------    -------    -------    -------    -------    -------
Net asset value, beginning of period                           $ 12.22      $ 12.12    $ 10.95    $ 20.65    $ 17.43    $ 11.44
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.02         0.02       0.02      (0.11)     (0.25)     (0.24)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.64         0.08       1.15      (8.91)      4.08       6.28
===============================================================================================================================
    Total from investment operations                              1.66         0.10       1.17      (9.02)      3.83       6.04
===============================================================================================================================
Less distributions:
  Dividends from net investment income                              --           --         --      (0.19)        --      (0.04)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --           --         --      (0.49)     (0.61)     (0.01)
===============================================================================================================================
    Total distributions                                             --           --         --      (0.68)     (0.61)     (0.05)
===============================================================================================================================
Net asset value, end of period                                 $ 13.88      $ 12.22    $ 12.12    $ 10.95    $ 20.65    $ 17.43
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  13.58%        0.74%     10.68%    (45.02)%    22.64%     53.04%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $14,654      $12,638    $15,664    $19,463    $69,975    $48,729
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(c)     2.00%      2.00%      1.98%      2.03%      2.20%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.71%(c)     2.80%      2.30%      2.29%      2.13%      2.30%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.30%(c)     0.18%      0.19%     (0.75)%    (1.41)%    (1.55)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             91%         105%       123%       201%       321%        94%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $12,511,538.

                                                                                           CLASS B
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                     YEAR ENDED OCTOBER 31,
                                                              APRIL 30,     ---------------------------------------------------
                                                                 2001       2000(a)    1999(a)    1998(a)    1997(a)    1996(a)
                                                              ----------    -------    -------    -------    -------    -------
Net asset value, beginning of period                           $ 11.88      $ 11.84    $ 10.75    $ 20.37    $ 17.29    $ 11.36
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)       (0.04)     (0.04)     (0.18)     (0.33)     (0.31)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.58         0.08       1.13      (8.76)      4.02       6.25
===============================================================================================================================
    Total from investment operations                              1.57         0.04       1.09      (8.94)      3.69       5.94
===============================================================================================================================
Less distributions:
  Dividends from net investment income                              --           --         --      (0.19)        --         --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --           --         --      (0.49)     (0.61)     (0.01)
===============================================================================================================================
    Total distributions                                             --           --         --      (0.68)     (0.61)     (0.01)
===============================================================================================================================
Net asset value, end of period                                 $ 13.45      $ 11.88    $ 11.84    $ 10.75    $ 20.37    $ 17.29
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  13.22%        0.34%     10.14%    (45.25)%    21.99%     52.39%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $15,736      $13,710    $20,019    $28,996    $86,812    $57,749
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.50%(c)     2.50%      2.50%      2.48%      2.53%      2.70%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             3.21%(c)     3.30%      2.80%      2.79%      2.63%      2.80%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.20)%(c)   (0.32)%    (0.31)%    (1.25)%    (1.91)%    (2.05)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             91%         105%       123%       201%       321%        94%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $13,517,939.

                                                                                    CLASS C
                                                              ---------------------------------------------------
                                                              SIX MONTHS                       MARCH 1, 1999
                                                                ENDED       YEAR ENDED     (DATE SALES COMMENCED)
                                                              APRIL 30,     OCTOBER 31,        TO OCTOBER 31,
                                                                 2001         2000(a)             1999(a)
                                                              ----------    -----------    ----------------------
Net asset value, beginning of period                            $11.88        $11.84               $10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)        (0.04)               (0.03)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.59          0.08                 1.87
=================================================================================================================
    Total from investment operations                              1.58          0.04                 1.84
=================================================================================================================
Net asset value, end of period                                  $13.46        $11.88               $11.84
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  13.30%         0.34%               18.40%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  972        $  453               $   41
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.50%(c)      2.50%                2.50%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             3.21%(c)      3.30%                2.80%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.20)%(c)    (0.32)%              (0.31)%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                             91%          105%                 123%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $580,414.
(d) Annualized.

NOTE 9-SUBSEQUENT EVENT

At a meeting held on June 12, 2001, the Board of Trustees voted to request shareholders to approve certain proposals relating to the restructuring of the Fund.
  The Board approved a restructuring of the Fund which will eliminate the Fund's current master-feeder structure and cause the Fund to redeem its interest in the Global Resources Portfolio (the "Portfolio").
  The Board of Trustees has also approved certain changes to the Fund's investment strategies. Effective on or about September 1, 2001, the Fund will focus its investments in securities of issuers in the energy sector. The energy sector is comprised of companies that develop, produce, provide, operate, own or distribute products or services relating to energy. In connection with the proposed changes to reflect the focus in the energy sector, the Board has approved a change to the name of the Fund to "AIM Global Energy Fund."

SCHEDULE OF INVESTMENTS
April 30, 2001
(Unaudited)

                                                     MARKET
                                      SHARES         VALUE
DOMESTIC COMMON STOCKS-81.22%

AEROSPACE/DEFENSE-0.88%

Lockheed Martin Corp.                  300,000   $   10,548,000
===============================================================

BIOTECHNOLOGY-5.84%

Amgen Inc.(a)                          300,000       18,342,000
---------------------------------------------------------------
Cephalon, Inc.(a)                       94,000        5,987,800
---------------------------------------------------------------
Genzyme Corp.(a)                        50,000        5,448,500
---------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)          762,000       37,490,400
---------------------------------------------------------------
Invitrogen Corp.(a)                     44,000        3,102,440
===============================================================
                                                     70,371,140
===============================================================

BROADCASTING (TELEVISION, RADIO & CABLE)-1.50%

General Motors Corp.-Class H(a)        850,000       18,062,500
===============================================================

COMMUNICATIONS EQUIPMENT-6.01%

CIENA Corp.(a)                         400,000       22,024,000
---------------------------------------------------------------
Comverse Technology, Inc.(a)           200,000       13,700,000
---------------------------------------------------------------
L-3 Communications Holdings,
  Inc.(a)                              165,000       12,746,250
---------------------------------------------------------------
ONI Systems Corp.(a)                   200,000        7,186,000
---------------------------------------------------------------
Sonus Networks, Inc.(a)                660,000       16,803,600
===============================================================
                                                     72,459,850
===============================================================

COMPUTERS (HARDWARE)-6.00%

Apple Computer, Inc.(a)                232,000        5,913,680
---------------------------------------------------------------
Dell Computer Corp.(a)                 600,000       15,774,000
---------------------------------------------------------------
International Business Machines
  Corp.                                440,000       50,661,600
===============================================================
                                                     72,349,280
===============================================================

COMPUTERS (NETWORKING)-2.97%

Cisco Systems, Inc.(a)                 200,000        3,396,000
---------------------------------------------------------------
Juniper Networks, Inc.(a)(b)           550,000       32,466,500
===============================================================
                                                     35,862,500
===============================================================

COMPUTERS (PERIPHERALS)-0.82%

EMC Corp.(a)                           250,000        9,900,000
===============================================================

COMPUTERS (SOFTWARE & SERVICES)-21.40%

BEA Systems, Inc.(a)                 1,450,000       59,232,500
---------------------------------------------------------------
BMC Software, Inc.(a)                1,600,000       38,704,000
---------------------------------------------------------------
Computer Associates International,
  Inc.                                 625,000       20,118,750
---------------------------------------------------------------
eBay Inc.(a)                            62,100        3,134,808
---------------------------------------------------------------
Henry (Jack) & Associates, Inc.        400,000       11,276,000
---------------------------------------------------------------
Microsoft Corp.(a)                     900,000       60,975,000
---------------------------------------------------------------
Oracle Corp.(a)                      1,450,000       23,432,000
---------------------------------------------------------------
Siebel Systems, Inc.(a)                250,000       11,395,000
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

VERITAS Software Corp.(a)              500,000   $   29,805,000
===============================================================
                                                    258,073,058
===============================================================

ELECTRICAL EQUIPMENT-0.51%

Solectron Corp.(a)                     240,000        6,108,000
===============================================================

ELECTRONICS (INSTRUMENTATION)-1.24%

Alpha Industries, Inc.(a)              300,000        7,371,000
---------------------------------------------------------------
Newport Corp.                          200,000        7,552,000
===============================================================
                                                     14,923,000
===============================================================

ELECTRONICS (SEMICONDUCTORS)-16.61%

Advanced Micro Devices, Inc.(a)        800,000       24,800,000
---------------------------------------------------------------
Analog Devices, Inc.(a)                500,000       23,655,000
---------------------------------------------------------------
Applied Micro Circuits Corp.(a)        600,000       15,612,000
---------------------------------------------------------------
Intel Corp.                            500,000       15,455,000
---------------------------------------------------------------
Maxim Integrated Products, Inc.(a)     250,000       12,775,000
---------------------------------------------------------------
Micron Technology, Inc.(a)             900,000       40,842,000
---------------------------------------------------------------
NVIDIA Corp.(a)                        170,000       14,161,000
---------------------------------------------------------------
Pixelworks, Inc.(a)                    100,000        2,270,000
---------------------------------------------------------------
RF Micro Devices, Inc.(a)            1,200,000       35,256,000
---------------------------------------------------------------
Texas Instruments Inc.                 400,000       15,480,000
===============================================================
                                                    200,306,000
===============================================================

EQUIPMENT (SEMICONDUCTOR)-2.28%

KLA-Tencor Corp.(a)                    200,000       10,992,000
---------------------------------------------------------------
Novellus Systems, Inc.(a)(b)           300,000       16,545,000
===============================================================
                                                     27,537,000
===============================================================

HEALTH CARE (DRUGS--GENERIC & OTHER)-1.38%

Gilead Sciences, Inc.(a)               340,000       16,653,200
===============================================================

INVESTMENTS-2.56%

Nasdaq-100 Index Tracking Stock(a)     670,000       30,920,500
===============================================================

POWER PRODUCERS (INDEPENDENT)-0.76%

Calpine Corp.(a)                       160,000        9,118,400
===============================================================

SERVICES (COMMERCIAL & CONSUMER)-0.90%

Iron Mountain Inc.(a)                  300,000       10,845,000
===============================================================

SERVICES (COMPUTER SYSTEMS)-4.42%

Electronic Data Systems Corp.          827,000       53,341,500
===============================================================

SERVICES (DATA PROCESSING)-2.38%

Concord EFS, Inc.(a)                    65,000        3,025,750
---------------------------------------------------------------
Fiserv, Inc.(a)                        464,000       25,677,760
===============================================================
                                                     28,703,510
===============================================================

                                                     MARKET
                                      SHARES         VALUE
TELEPHONE-2.76%

Qwest Communications International
  Inc.(a)                              606,000   $   24,785,400
---------------------------------------------------------------
Time Warner Telecom Inc.-Class A(a)    167,000        8,458,550
===============================================================
                                                     33,243,950
===============================================================
    Total Domestic Common Stocks
      (Cost $1,027,060,693)                         979,326,388
===============================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-17.69%

BERMUDA-1.04%

Global Crossing Ltd.
  (Telecommunications-Long
  Distance)(a)                       1,000,000       12,530,000
===============================================================

CANADA-1.68%

Biovail Corp. (Health
  Care-Drugs-Generic & Other)(a)       352,900       13,861,912
---------------------------------------------------------------
Celestica Inc.
  (Electronics-Semiconductors)(a)      125,000        6,387,500
===============================================================
                                                     20,249,412
===============================================================

FINLAND-5.39%

Nokia Oyj-ADR (Communications
  Equipment)                         1,900,000       64,961,000
===============================================================

HONG KONG-2.33%

China Mobile Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)              5,700,000       28,065,137
===============================================================

ISRAEL-2.03%

Check Point Software Technologies
  Ltd. (Computers-Software &
  Services)(a)                         390,000       24,464,700
===============================================================

JAPAN-2.81%

Nippon Telegraph & Telephone Corp.
  (Telecommunications-Long
  Distance)                              2,001       12,713,245
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
JAPAN-(CONTINUED)

NTT DoCoMo, Inc.
  (Telecommunications-
  Cellular/Wireless)                     1,030   $   21,174,376
===============================================================
                                                     33,887,621
===============================================================

SPAIN-0.81%

Telefonica, S.A. (Telephone)(a)        578,409        9,792,833
===============================================================

SWEDEN-0.53%

Telefonaktiebolaget LM Ericsson
  A.B.-ADR (Communications
  Equipment)                         1,000,000        6,430,000
===============================================================

UNITED KINGDOM-1.07%

Amdocs Ltd.
  (Telecommunications-Cellular/
  Wireless)(a)                         220,000       12,958,000
===============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $205,174,387)                                 213,338,703
===============================================================

MONEY MARKET FUNDS-0.37%

STIC Liquid Assets Portfolio(c)      2,256,251        2,256,251
---------------------------------------------------------------
STIC Prime Portfolio(c)              2,256,251        2,256,251
===============================================================
    Total Money Market Funds (Cost
      $4,512,502)                                     4,512,502
===============================================================
TOTAL INVESTMENTS-99.28% (Cost
  $1,236,747,582)                                 1,197,177,593
===============================================================
OTHER ASSETS LESS LIABILITIES-0.72%                   8,656,230
===============================================================
NET ASSETS-100.00%                               $1,205,833,823
_______________________________________________________________
===============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  A portion of this security is subject to call options written. See Note 8.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001
(Unaudited)


ASSETS:

Investments, at market value (cost
  $1,236,747,582)*                             $1,197,177,593
-------------------------------------------------------------
Receivables for:
  Investments sold                                 22,957,950
-------------------------------------------------------------
  Fund shares sold                                  2,029,833
-------------------------------------------------------------
  Dividends                                           276,391
-------------------------------------------------------------
Collateral for securities loaned                  119,048,727
-------------------------------------------------------------
Other assets                                           48,986
=============================================================
    Total assets                                1,341,539,480
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             5,800,169
-------------------------------------------------------------
  Fund shares reacquired                            4,454,560
-------------------------------------------------------------
  Options written (premiums received
    $1,606,854)                                     4,153,750
-------------------------------------------------------------
  Collateral upon return of securities loaned     119,048,727
-------------------------------------------------------------
Accrued advisory fees                                 851,056
-------------------------------------------------------------
Accrued administrative services fees                   11,937
-------------------------------------------------------------
Accrued distribution fees                             788,418
-------------------------------------------------------------
Accrued trustees' fees                                  8,775
-------------------------------------------------------------
Accrued transfer agent fees                           384,394
-------------------------------------------------------------
Accrued operating expenses                            203,871
=============================================================
    Total liabilities                             135,705,657
=============================================================
Net assets applicable to shares outstanding    $1,205,833,823
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $  627,870,280
_____________________________________________________________
=============================================================
Class B                                        $  533,600,301
_____________________________________________________________
=============================================================
Class C                                        $   44,363,242
_____________________________________________________________
=============================================================
SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:
Class A                                            57,847,976
_____________________________________________________________
=============================================================
Class B                                            52,217,070
_____________________________________________________________
=============================================================
Class C                                             4,342,361
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $        10.85
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.85 divided by
      95.25%)                                  $        11.39
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        10.22
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        10.22
_____________________________________________________________
=============================================================

* At April 30, 2001, securities with an aggregate market value of $116,714,438 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001
(Unaudited)


INVESTMENT INCOME:

Dividends from affiliated money market funds  $     2,441,176
-------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $14,218)                                            348,428
-------------------------------------------------------------
Interest                                               35,822
-------------------------------------------------------------
Security lending income                               892,968
=============================================================
    Total investment income                         3,718,394
=============================================================

EXPENSES:

Advisory fees                                       8,549,178
-------------------------------------------------------------
Administrative services fees                           80,025
-------------------------------------------------------------
Custodian fees                                         92,724
-------------------------------------------------------------
Distribution fees -- Class A                        2,289,578
-------------------------------------------------------------
Distribution fees -- Class B                        4,104,153
-------------------------------------------------------------
Distribution fees -- Class C                          336,300
-------------------------------------------------------------
Transfer agent fees                                 2,897,909
-------------------------------------------------------------
Trustees' fees                                         36,498
-------------------------------------------------------------
Other                                                 321,891
=============================================================
    Total expenses                                 18,708,256
=============================================================
Less: Expenses paid indirectly                        (45,365)
=============================================================
    Net expenses                                   18,662,891
=============================================================
Net investment income (loss)                      (14,944,497)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (893,852,139)
-------------------------------------------------------------
  Foreign currencies                                  (53,461)
-------------------------------------------------------------
  Option contracts written                          8,253,342
=============================================================
                                                 (885,652,258)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (821,565,107)
-------------------------------------------------------------
  Foreign currencies                                  (20,659)
-------------------------------------------------------------
  Option contracts written                         (2,546,896)
=============================================================
                                                 (824,132,662)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts      (1,709,784,920)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                   $(1,724,729,417)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2001 and the year ended October 31, 2000 (Unaudited)

                                                                 APRIL 30,        OCTOBER 31,
                                                                   2001               2000
                                                              ---------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (14,944,497)   $   (2,878,360)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      (885,652,258)      419,148,015
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and
    option contracts                                             (824,132,662)      (13,561,828)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (1,724,729,417)      402,707,827
===============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (193,133,111)     (122,942,635)
-----------------------------------------------------------------------------------------------
  Class B                                                        (182,365,741)     (112,289,611)
-----------------------------------------------------------------------------------------------
  Class C                                                         (14,882,419)       (2,428,890)
-----------------------------------------------------------------------------------------------
  Advisor Class*                                                           --          (257,983)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         175,888,372       376,834,670
-----------------------------------------------------------------------------------------------
  Class B                                                          92,330,281       447,353,903
-----------------------------------------------------------------------------------------------
  Class C                                                           9,549,370       121,591,284
-----------------------------------------------------------------------------------------------
  Advisor Class*                                                           --        (2,868,709)
===============================================================================================
    Net increase (decrease) in net assets                      (1,837,342,665)    1,107,699,856
===============================================================================================

NET ASSETS:

  Beginning of period                                           3,043,176,488     1,935,476,632
===============================================================================================
  End of period                                               $ 1,205,833,823    $3,043,176,488
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 2,151,310,871    $1,873,542,848
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (14,944,497)               --
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts          (888,380,988)      387,652,541
-----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts           (42,151,563)      781,981,099
===============================================================================================
                                                              $ 1,205,833,823    $3,043,176,488
_______________________________________________________________________________________________
===============================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Telecommunications and Technology Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2001, AIM was paid $80,025 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2001, AFS was paid $2,044,440 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $2,289,578, $4,104,153 and $336,300, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $210,027 from sales of the Class A shares of the Fund during the six months ended April 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2001, AIM Distributors received $40,172 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended April 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $22,063 and reductions in custodian fees of $23,302 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $45,365.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At April 30, 2001, securities with an aggregate value of $116,714,438 were on loan to brokers. The loans were secured by cash collateral of $119,048,727 received by the Fund and invested in affiliated money market funds as follows:
$59,524,364 in STIC Liquid Assets Portfolio and $59,524,363 in STIC Prime Portfolio. For the six months ended April 30, 2001, the Fund received fees of $892,968 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2001 was $1,770,196,775 and $1,797,307,625, respectively.
  The amount of unrealized appreciation (depreciation)of investment securities, for tax purposes, as of April 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $  92,158,358
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (131,729,401)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                  $ (39,571,043)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $1,236,748,636.

NOTE 7-SHARE INFORMATION


Changes in shares outstanding during the six months ended April 30, 2001 and the year ended October 31, 2000 were as follows:

                                                                    APRIL 30, 2001                OCTOBER 31, 2000
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
                                                              ----------    -------------    ----------    -------------
Sold:
  Class A                                                      9,166,133    $ 140,047,717    15,814,510    $ 575,875,480
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,676,453       72,232,487    17,939,437      618,630,557
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,119,064       16,979,263     4,043,413      141,415,869
------------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --               --        92,071        3,241,706
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      8,804,464      178,550,407     3,700,530      113,714,341
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      8,823,489      168,792,256     3,497,829      102,890,796
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        739,052       14,130,654        70,053        2,060,345
------------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --               --         7,925          250,992
========================================================================================================================
Issued in connection with acquisitions:**
  Class A                                                             --               --       157,592        6,147,658
------------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                       --               --      (152,813)      (6,147,658)
========================================================================================================================
Reacquired:
  Class A                                                     (9,576,082)    (142,709,752)   (8,920,012)    (318,902,809)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (9,796,814)    (148,694,463)   (8,251,217)    (274,167,450)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,448,381)     (21,560,548)     (666,660)     (21,884,930)
------------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --               --        (6,114)        (213,749)
========================================================================================================================
                                                              12,507,378    $ 277,768,021    27,326,544    $ 942,911,148
________________________________________________________________________________________________________________________
========================================================================================================================

 * Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2001 are summarized as follows:

                                                                CALL OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of period                                                 --     $         --
---------------------------------------------------------------------------------------
Written                                                         53,620       21,801,377
---------------------------------------------------------------------------------------
Closed                                                         (45,280)     (18,885,999)
---------------------------------------------------------------------------------------
Exercised                                                       (3,100)        (883,793)
---------------------------------------------------------------------------------------
Expired                                                         (1,900)        (424,731)
=======================================================================================
End of period                                                    3,340     $  1,606,854
_______________________________________________________________________________________
=======================================================================================


Open call option contracts written at April 30, 2001 were as follows:

                                                                                              APRIL 30,        UNREALIZED
                                            CONTRACT    STRIKE    NUMBER OF     PREMIUMS         2001         APPRECIATION
ISSUE                                        MONTH      PRICE     CONTRACTS     RECEIVED     MARKET VALUE    (DEPRECIATION)
-----                                       --------    ------    ---------    ----------    ------------    --------------
Juniper Networks, Inc.                       May-01      $45        1,090      $  576,852     $1,744,000      $(1,167,148)
---------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                       May-01       55          450         205,918        393,750         (187,832)
---------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                       May-01       45        1,800         824,084      2,016,000       (1,191,916)
===========================================================================================================================
                                                                    3,340      $1,606,854     $4,153,750      $(2,546,896)
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                           YEAR ENDED OCTOBER 31,
                                                     APRIL 30,     --------------------------------------------------------------
                                                        2001        2000(a)         1999       1998(a)     1997(a)      1996(a)
                                                     ----------    ----------    ----------    --------    --------    ----------
Net asset value, beginning of period                  $  30.61     $    26.44    $    16.28    $  18.04    $  16.69    $    16.42
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.11)          0.06(b)      (0.25)      (0.17)      (0.17)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (15.77)          7.23         10.97       (0.39)       2.93          1.22
=================================================================================================================================
    Total from investment operations                    (15.88)          7.29         10.72       (0.56)       2.76          1.09
=================================================================================================================================
Less distributions from net realized gains               (3.88)         (3.12)        (0.56)      (1.20)      (1.41)        (0.82)
=================================================================================================================================
Net asset value, end of period                        $  10.85     $    30.61    $    26.44    $  16.28    $  18.04    $    16.69
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         (57.78)%        27.52%        67.63%      (3.16)%     17.70%         7.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $627,870     $1,513,595    $1,023,124    $713,904    $910,801    $1,204,428
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   1.83%(d)       1.63%         1.77%       1.88%       1.84%         1.79%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (1.41)%(d)      0.16%        (1.11)%     (0.93)%     (1.06)%       (0.89)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    101%           111%          122%         75%         35%           37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $923,421,113.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                          YEAR ENDED OCTOBER 31,
                                                       APRIL 30,     ------------------------------------------------------------
                                                          2001        2000(a)        1999      1998(a)     1997(a)      1996(a)
                                                       ----------    ----------    --------    --------    --------    ----------
Net asset value, beginning of period                    $  29.17     $    25.43    $  15.76    $  17.58    $  16.37    $    16.20
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.15)         (0.11)(b)   (0.35)      (0.25)      (0.25)        (0.23)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           (14.92)          6.97       10.58       (0.37)       2.87          1.22
=================================================================================================================================
    Total from investment operations                      (15.07)          6.86       10.23       (0.62)       2.62          0.99
=================================================================================================================================
Less distributions from net realized gains                 (3.88)         (3.12)      (0.56)      (1.20)      (1.41)        (0.82)
=================================================================================================================================
Net asset value, end of period                          $  10.22     $    29.17    $  25.43    $  15.76    $  17.58    $    16.37
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           (57.86)%        26.87%      66.84%      (3.67)%     17.15%         6.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $533,600     $1,414,915    $898,400    $614,715    $805,535    $1,007,654
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     2.33%(d)       2.13%       2.28%       2.38%       2.34%         2.29%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (1.91)%(d)     (0.34)%     (1.62)%     (1.43)%     (1.56)%       (1.39)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                      101%           111%        122%         75%         35%           37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $827,633,163.

                                                                               CLASS C
                                                              ------------------------------------------
                                                                                           MARCH 1, 1999
                                                              SIX MONTHS                    (DATE SALES
                                                                ENDED       YEAR ENDED     COMMENCED) TO
                                                              APRIL 30,     OCTOBER 31,     OCTOBER 31,
                                                                 2001         2000(a)          1999
                                                              ----------    -----------    -------------
Net asset value, beginning of period                           $ 29.16       $  25.43       $ 19.23
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.15)         (0.11)(b)     (0.11)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (14.91)          6.96          6.31
========================================================================================================
    Total from investment operations                            (15.06)          6.85          6.20
========================================================================================================
Less distributions from net realized gains                       (3.88)         (3.12)           --
========================================================================================================
Net asset value, end of period                                 $ 10.22       $  29.16       $ 25.43
========================================================================================================
Total return(c)                                                 (57.84)%        26.83%        32.24%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $44,363       $114,667       $12,352
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets                           2.33%(d)       2.13%         2.28%(e)
========================================================================================================
Ratio of net investment income (loss) to average net assets      (1.91)%(d)     (0.34)%       (1.62)%(e)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate                                            101%           111%          122%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $67,817,322.
(e)  Annualized.

                            PART C: OTHER INFORMATION

Item 23.     Exhibits



a       (1)    -  (a)  Agreement and Declaration of Trust of Registrant, dated
                  May 7, 1998. (1)

               - (b) First Amendment to Agreement and Declaration of Trust of Registrant, dated August 12, 1998. (2)

               - (c) Second Amendment to Agreement and Declaration of Trust of Registrant, dated December 10, 1998. (3)

               - (d) Third Amendment to Agreement and Declaration of Trust of Registrant, dated February 4, 1999. (4)

               - (e) Fourth Amendment to Agreement and Declaration of Trust of Registrant, dated February 16, 1999. (4)

               - (f) Fifth Amendment to Agreement and Declaration of Trust of Registrant, dated February 11, 2000. (5)

               - (g) Amendment No. 6 to Agreement and Declaration of Trust of Registrant, dated May 24, 2000. (5)

               - (h) Amendment No. 7 to Agreement and Declaration of Trust of Registrant, dated June 12, 2000. (5)

               - (i) Amendment No. 8 to Agreement and Declaration of Trust of Registrant, dated June 19, 2000. (5)

               - (j) Amendment No. 9 to Agreement and Declaration of Trust of Registrant, dated December 5, 2000. (5)

               - (k) Amendment No. 10 to Agreement and Declaration of Trust of Registrant, dated June 12, 2001. (6)

               - (l) Amendment No. 11 to Agreement and Declaration of Trust of Registrant, dated September 28, 2001. (6)

b       (1)    -  (a)  Amended and Restated By-Laws of Registrant, adopted effective May 7, 1998, amended December 10, 1998. (4)

               - (b) First Amendment to Amended and Restated By-Laws of Registrant, dated June 15, 1999. (4)

c              -- Provisions of instruments defining the rights of holders of
                  Registrant's securities are contained in the Agreement and Declaration of Trust, as amended, Articles II, VI, VII, VIII and IX and By-Laws Articles IV, V, VI, VII and VIII, which are included as part of Exhibits (a)(1) and (b) of this Registration Statement.

d       (1)    -  (a)  Master Investment Advisory Agreement, dated September 11,
                  2000, between Registrant and A I M Advisors, Inc. (5)

               - (b) Amendment No. 1, dated September 1, 2001, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. (6)

               - (c) Form of Amendment No. 2, dated December ___, 2001, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. (6)

        (2) - Master Intergroup Sub-Advisory Contract for Mutual Funds, dated September 1, 2001, between A I M Advisors Inc. and INVESCO Asset Management Limited. (6)

e       (1)    -  (a)  First Amended and Restated Master Distribution Agreement,
                  dated July 1, 2000, between Registrant (on behalf of its Class
                  A and Class C Shares) and A I M Distributors, Inc. (5)

               - (b) Amendment No. 1, dated September 10, 2001, to the First Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc. (6)

               - (c) Form of Amendment No. 2, dated December ___, 2001, to the First Amended and Restated Master Distribution Agreement, between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc. (6)

        (2)    -  (a) First Amended and Restated Master Distribution
                  Agreement, dated December 31, 2000, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. (5)

               - (b) Amendment No. 1 dated September 10, 2001, to the First Amended and Restated Master Distribution Agreement, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. (6)

               - (c) Form of Amendment No. 2, dated December ___, 2001, to the First Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. (6)

        (3) - Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers. (5)

        (4) - Form of Bank Selling Group Agreement between A I M Distributors, Inc and banks. (3)

f       (1)    -  Form of Director Deferred Compensation Agreement for
                  Registrant's Non-Affiliated Directors, as amended, March 7,
                  2000. (6)

        (2) - AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated March 7, 2000. (6)

g       (1)    -  (a)  Master Custodian Contract, dated May 1, 2000, between
                  Registrant and State Street Bank and Trust Company. (5)

               - (b) Amendment, dated May 1, 2000, to Custodian Contract between Registrant and State Street Bank and Trust Company.
                  (5)

        (2) - (a) Subcustodian Agreement, dated September 9, 1994, between Registrant, Texas Commerce Bank National Association, State Street Bank and Trust Company and A I M Fund Services, Inc.
                  (6)

               - (b) Amendment No. 1, dated October 2, 1998, to Subcustodian Agreement between Registrant, Chase Bank of Texas, N.A. (formerly Texas Commerce Bank), State Street Bank and Trust Company and A I M Fund Services, Inc. (6)

h       (1)    -  (a)  Transfer Agency and Service Agreement, dated September 8,
                  1998, between Registrant and A I M Fund Services, Inc. (2)

               - (b) Amendment No. 1, dated March 1, 1999, to Transfer Agency and Services Agreement between Registrant and A I M Fund Services, Inc. (4)

               - (c) Amendment No. 2, dated July 1, 1999, to Transfer Agency and Services Agreement between Registrant and A I M Fund Services, Inc. (4)

               - (d) Amendment No. 3, dated July 1, 1999, to Transfer Agency and Services Agreement between Registrant and A I M Fund Services, Inc. (4)

               - (e) Amendment No. 4, dated February 11, 2000, to Transfer Agency and Services Agreement between Registrant and A I M Fund Services, Inc. (4)

               - (f) Amendment No. 5, dated July 1, 2000, to the Transfer Agency and Services Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc. (5)

        (2) - (a) Remote Access and Related Services Agreement, dated as of December 23, 1994. (1)

               - (b) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement. (1)

               - (c) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement. (1)

               - (d) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement. (1)

               - (e) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement. (1)

               - (f) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement. (2)

               - (g) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement. (2)

               - (h) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement. (5)

               - (i) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement for IMPRESSPlus Forms Processing Software between Registrant and FIRST DATA INVESTOR SERVICES GROUP, INC. (5)

               - (j) Amendment No. 8, dated June 26, 2000, to the Remote Access and Related Services Agreement for AccessTA Services, dated December 23, 1994, between Registrant and PFPC. (5)

               - (k) Amendment No. 9, dated June 26, 2000, Restated and Amended Amendment No. 6 to the Remote Access and Related Services Agreement for IMPRESSNetTM Services, dated December 23, 1994, between Registrant and PFPC. (5)

               - (l) Amendment No. 10, dated July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994. between Registrant and PFPC. (5)

               - (m) Letter amendment, dated August 22, 2000, to Amendment No. 9, dated June 26, 2000 to the Remote Access and Related Services Agreement for IMPRESSNetTM Services, dated December 23, 1994, between Registrant and PFPC. (5)

        (3) - Preferred Registration Technology Escrow Agreement, dated September 10, 1997. (1)

        (4) - (a) Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (5)

               - (b) Amendment No. 1, dated September 1, 2001, to the Master Administrative Services Agreement between Registrant and A I M Advisors, Inc. (6)

               - (c) Form of Amendment No. 2, dated December _____, 2001, to the Master Administrative Services Agreement between Registrant and A I M Advisors, Inc. (6)

        (5) - Interfund Loan Agreement, dated September 18, 2001, between Registrant and A I M Advisors, Inc. (6)

i       (1)    -  Opinion and Consent of Ballard Spahr Andrews Ingersoll LLP.
                  (6)

j       (1)    -  Consent of PricewaterhouseCoopers LLP. (6)

k              -  Financial Statements - None.

l              -  Form of Agreement Concerning Initial Capitalization of
                  Registrant's AIM Global Biotech Fund, dated ________. (6)

m       (1)    -  (a)  Second Amended and Restated Master Distribution Plan of
                  Registrant, effective as of July 1, 2000, with respect to Class A and Class C Shares. (5)

               - (b) Amendment No. 1, dated September 1, 2001, to Registrant's Second Amended and Restated Master Distribution Plan on behalf of its Class A and Class C Shares. (6)

               - (c) Form of Amendment No. 2, dated December ____, 2001, to Registrant's Second Amended and Restated Distribution Plan on behalf of its Class A and Class C Shares. (6)

        (2) - (a) First Amended and Restated Master Distribution Plan, effective as of December 31, 2000, with respect to Class B Shares. (5)

               - (b) Amendment No. 1, dated September 10, 2001, to Registrant's First Amended and Restated Distribution Plan on behalf of its Class B Shares. (6)

               - (c) Form of Amendment No. 2, dated December ___, 2001, to Registrant's First Amended and Restated Distribution Plan on behalf of its Class B Shares. (6)

        (3) - Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plans for Bank Trust Departments. (6)

        (4) - Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan. (6)

        (5)    -  Form of Variable Group Annuity Contractholder Service
                  Agreement. (6)

        (6) - Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution Plan is filed herewith electronically. (6)

        (7) - Form of Service Agreement for Bank Trust Departments and for Broker to be used in connection with Registrant's Master Distribution Plan. (6)

        (8) - Form of Shareholder Service Agreement for Shares of the Mutual Funds is filed herewith electronically. (6)

(n)     (1)    -  Multiple Class Plan of Registrant, AIM Growth Series and AIM
                  Series Trust, effective February 11, 2000. (5)

(o)            -  Reserved.

(p)     (1)    -  The A I M Management Group Code of Ethics, as amended August
                  17, 1999, relating to A I M Management Group Inc. and A I M
                  Advisors, Inc. (4)

        (2) - The AIM Funds Code of Ethics of Registrant, effective September 28, 2000. (5)

        (1) Incorporated herein by reference to PEA No. 55, filed on August 26, 1998.
        (2) Incorporated herein by reference to PEA No. 56, filed on December 30, 1998.
        (3) Incorporated herein by reference to PEA No. 57, filed on February 22, 1999.
        (4) Incorporated herein by reference to PEA No. 58, filed on February 24, 2000.
        (5) Incorporated herein by reference to PEA No. 59, filed on February 28, 2001.
        (6)    Filed herewith electronically.

Item 24.  Persons Controlled by or Under Common Control with the Fund

        None.


Item 25.  Indemnification

        Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of certain persons acting on behalf of the Registrant. Article VIII, Section 8.1 provides that a Trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Registrant or any Trustee; provided, however, that nothing contained in the Registrant's Agreement and Declaration of Trust or in the Delaware Business Trust Act shall protect any Trustee against any liability to the Registrant or the Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee.

        Article VIII, Section 3 of the Registrant's By-Laws, as amended, also provides that every person who is, or has been, a Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by the Delaware Business Trust Act, the Registrant's By-Laws and other applicable law.

        A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM and their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

        Section 7 of the Sub-Advisory Contract between AIM and INVESCO Asset Management Limited (collectively, the "Sub-Advisory Contract") provides that the Sub-advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-advisor in the performance by the Sub-advisor of its duties or from reckless disregard by the Sub-advisor of its obligations and duties under the Sub-Advisory Contract.

Item 26.  Business and Other Connections of the Investment Advisor

        See the material under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this Post-Effective Amendment. Information as to the Directors and Officers of A I M Advisors, Inc., INVESCO (NY), Inc. and INVESCO Asset Management Limited is included in Schedule A and Schedule D of Part I of each entity's Form ADV (File No. 801-12313, File No. 801-10254 and File No. 8-50197, respectively), filed with the Securities and Exchange Commission, which are incorporated herein by reference thereto.

Item 27.  Principal Underwriters

                    (a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

                    AIM Advisor Funds
                    AIM Equity Funds
                    AIM Floating Rate Fund
                    AIM Funds Group
                    AIM Growth Series
                    AIM International Funds, Inc.
                    AIM Investment Securities Funds
                    AIM Series Trust
                    AIM Special Opportunities Funds
                    AIM Summit Fund
                    AIM Tax-Exempt Funds
                    AIM Variable Insurance Funds

(b)


Name and Principal                       Position and Offices with                        Positions and Offices
------------------                       -------------------------                        ---------------------
Business Address*                        Underwriter                                      with Registrant
-----------------                        -----------                                      ---------------
Robert H. Graham                         Chairman & Director                              Chairman, President &
                                                                                          Trustee

Michael J. Cemo                          President, Chief Executive Officer               None
                                         & Director

Gary T. Crum                             Director                                         Senior Vice President

James L. Salners                         Executive Vice President                         None

W. Gary Littlepage                       Senior Vice President & Director                 None

Marilyn M. Miller                        Senior Vice President                            None

Gene L. Needles                          Senior Vice President                            None

Mark D. Santero                          Senior Vice President                            None

Leslie A. Schmidt                        Senior Vice President                            None

James E. Stueve                          Senior Vice President                            None

Michael C. Vessels                       Senior Vice President                            None

James R. Anderson                        Vice President & Chief                           None
                                         Compliance Officer

Mary A. Corcoran                         Vice President                                   None

Sidney M. Dilgren                        Vice President                                   None

Tony D. Green                            Vice President                                   None

Dawn M. Hawley                           Vice President & Treasurer                       None

Ofelia M. Mayo                           Vice President, General Counsel                  Assistant Secretary
                                         & Assistant Secretary

Kim T. McAuliffe                         Vice President                                   None

Charles H. McLaughlin                    Vice President                                   None

Carol F. Relihan                         Vice President                                   Senior Vice President
                                                                                          & Secretary

Linda L. Warriner                        Vice President                                   None

Kathleen J. Pflueger                     Secretary                                        Assistant Secretary


--------
*   11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

            (c)      -        None

Item 28. Location of Accounts and Records

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 29. Management Services

         None.


Item 30. Undertakings

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 12th day of October, 2001.

                                         REGISTRANT: AIM INVESTMENT FUNDS

                                                 By:    /s/ ROBERT H. GRAHAM
                                                     ---------------------------
                                                     Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      SIGNATURES                                 TITLE                           DATE
      ----------                                 -----                           ----
 /s/ ROBERT H. GRAHAM                Chairman, Trustee & President          October 12, 2001
-------------------------            (Principal Executive Officer)
  (Robert H. Graham)


   /s/ FRANK S. BAYLEY                         Trustee                      October 12, 2001
-------------------------
    (Frank S. Bayley)


  /s/ BRUCE L. CROCKETT                        Trustee                      October 12, 2001
-------------------------
   (Bruce L. Crockett)


    /s/ OWEN DALY II                           Trustee                      October 12, 2001
-------------------------
     (Owen Daly II)


  /s/ ALBERT R. DOWDEN                         Trustee                      October 12, 2001
-------------------------
   (Albert R. Dowden)


 /s/ EDWARD K. DUNN, JR.                       Trustee                      October 12, 2001
-------------------------
  (Edward K. Dunn, Jr.)


   /s/ JACK M. FIELDS                          Trustee                      October 12, 2001
-------------------------
    (Jack M. Fields)


   /s/ CARL FRISCHLING                         Trustee                      October 12, 2001
-------------------------
    (Carl Frischling)


 /s/ PREMA MATHAI-DAVIS                        Trustee                      October 12, 2001
-------------------------
  (Prema Mathai-Davis)


  /s/ LEWIS F. PENNOCK                         Trustee                      October 12, 2001
-------------------------
   (Lewis F. Pennock)


  /s/ RUTH H. QUIGLEY                          Trustee                      October 12, 2001
-------------------------
   (Ruth H. Quigley)


   /s/ LOUIS S. SKLAR                          Trustee                      October 12, 2001
-------------------------
   (Louis S. Sklar)


  /s/ DANA R. SUTTON                  Vice President & Treasurer            October 12, 2001
-------------------------              (Principal Financial and
   (Dana R. Sutton)                       Accounting Officer)


                                      INDEX


Exhibit No.       Description
-----------       -----------

a(1)(k) Amendment No. 10 to Agreement and Declaration of Trust of Registrant, dated June 12, 2001.

a(1)(l) Amendment No. 11 to Agreement and Declaration of Trust of Registrant, dated September 28, 2001.

d(1)(b) Amendment No 1, dated September 1, 2001, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.

d(1)(c) Form of Amendment No. 2, dated December ___, 2001, to the Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.

d(2) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated September 1, 2001, between A I M Advisors Inc. and INVESCO Asset Management Limited.

e(1)(b) Amendment No. 1, dated September 10, 2001, to First Amended and Restated Master Distribution Agreement, between Registrant (on behalf of its Class A and Class C Shares), and A I M Distributors, Inc.

e(1)(c) Form of Amendment No. 2, dated December ___, 2001, to the First Amended and Restated Master Distribution Agreement, between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc.

e(2)(b) Amendment No. 1 dated September 10, 2001, to the First Amended and Restated Master Distribution Agreement, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc.

e(2)(c) Form of Amendment No. 2, dated December ___, 2001, to the First Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc.

f(1) Form of Director Deferred Compensation Agreement for Registrant's Non-Affiliated Directors, as amended, March 7, 2000.

f(2) AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated March 7, 2000.

g(2)(a) Subcustodian Agreement, dated September 9, 1994, between Registrant, Texas Commerce Bank National Association, State Street Bank and Trust Company and A I M Fund Services, Inc.

g(2)(b) Amendment No. 1, dated October 2, 1998, to Subcustodian Agreement between Registrant, Chase Bank of Texas, N.A. (formerly Texas Commerce Bank), State Street Bank and trust Company and A I M Fund Services, Inc.

Exhibit No.       Description
-----------       -----------

h(4)(b) Amendment No. 1, dated September 1, 2001, to the Master Administrative Services Agreement between Registrant and A I M Advisors, Inc.

h(4)(c) Form of Amendment No. 2, dated December _____, 2001, to the Master Administrative Services Agreement between Registrant and A I M Advisors, Inc.

h(5) Interfund Loan Agreement, dated September 18, 2001, between Registrant and A I M Advisors, Inc.

i(1)              Opinion and Consent of Ballard Spahr Andrews Ingersoll LLP.

j(1)              Consent of PricewaterhouseCoopers LLP.

l Form of Agreement Concerning Initial Capitalization of Registrant's AIM Global Biotech Fund, dated _____________.

m(1)(b) Amendment No. 1, dated September 1, 2001, to Registrants Second Amended and Restated Master Distribution Plan on behalf of its Class A and Class C Shares.

m(1)(c) Form of Amendment No. 2, dated December ____, 2001, to Registrant's Second Amended and Restated Distribution Plan on behalf of its Class A and Class B Shares.

m(2)(b) Amendment No. 1, dated September 10, 2001, to Registrant's First Amended and Restated Distribution Plan on behalf of its Class B Shares.

m(2)(c) Form of Amendment No. 2, dated December ___, 2001, to Registrant's First Amended and Restated Distribution Plan on behalf of its Class B Shares.

m(3) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plans for Bank Trust Departments.

m(4) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan.

m(5)              Form of Variable Group Annuity Contractholder Service
                  Agreement.

m(6) Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution Plan is filed herewith electronically.

m(7) Form of Service Agreement for Bank Trust Departments and for Broker to be used in connection with Registrant's Master Distribution Plan.

m(8) Form of Shareholder Service Agreement for Shares of the Mutual Funds is filed herewith electronically.



                                      C-10